UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06200

Schwab Investments – Schwab 1000 Index Fund

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Investments – Schwab 1000 Index Fund

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2017

Item 1. Schedule of Investments.

Schwab Capital Trust
Schwab® S&P 500 Index Fund

Portfolio Holdings as of July 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
99.6%	Common Stock	14,870,175,327	28,118,192,140
0.1%	Other Investment Company	23,275,043	23,275,043
0.7%	Short-Term Investment	191,731,150	191,731,150
100.4%	Total Investments	15,085,181,520	28,333,198,333
(0.4%)	Other Assets and Liabilities, Net		(105,501,965)
100.0%	Net Assets		28,227,696,368

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 0.7%
BorgWarner, Inc.	261,400	12,217,836
Delphi Automotive plc	352,900	31,909,218
Ford Motor Co.	5,180,897	58,129,664
General Motors Co.	1,845,100	66,386,698
Harley-Davidson, Inc.	223,470	10,876,285
The Goodyear Tire & Rubber Co.	344,936	10,868,934
		190,388,635

Banks 6.4%
Bank of America Corp.	13,208,911	318,598,933
BB&T Corp.	1,062,926	50,297,658
Citigroup, Inc.	3,654,447	250,146,897
Citizens Financial Group, Inc.	656,200	23,019,496
Comerica, Inc.	229,070	16,564,052
Fifth Third Bancorp	1,023,529	27,328,224
Huntington Bancshares, Inc.	1,491,293	19,759,632
JPMorgan Chase & Co.	4,730,831	434,290,286
KeyCorp	1,475,098	26,610,768
M&T Bank Corp.	200,598	32,727,564
People's United Financial, Inc.	486,600	8,486,304
Regions Financial Corp.	1,567,445	22,884,697
SunTrust Banks, Inc.	629,516	36,064,972
The PNC Financial Services Group, Inc.	638,078	82,184,446
U.S. Bancorp	2,117,828	111,778,962
Wells Fargo & Co.	5,992,409	323,230,542
Zions Bancorp	282,898	12,820,937
		1,796,794,370

Capital Goods 7.4%
3M Co.	791,719	159,270,111
A.O. Smith Corp.	194,514	10,416,225
Acuity Brands, Inc.	60,500	12,260,325
Allegion plc	131,733	10,701,989
AMETEK, Inc.	311,600	19,188,328
Arconic, Inc.	576,054	14,280,379
Caterpillar, Inc.	787,562	89,742,690
Cummins, Inc.	207,262	34,799,290
Deere & Co.	397,286	50,963,848
Dover Corp.	215,570	18,107,880
Eaton Corp. plc	598,138	46,804,298
Security	Number of Shares	Value ($)
Emerson Electric Co.	863,215	51,456,246
Fastenal Co.	384,498	16,518,034
Flowserve Corp.	175,000	7,197,750
Fluor Corp.	174,382	7,573,410
Fortive Corp.	406,587	26,322,442
Fortune Brands Home & Security, Inc.	205,600	13,501,752
General Dynamics Corp.	373,560	73,341,035
General Electric Co.	11,594,857	296,944,288
Honeywell International, Inc.	1,011,829	137,730,163
Illinois Tool Works, Inc.	408,536	57,485,101
Ingersoll-Rand plc	342,800	30,125,264
Jacobs Engineering Group, Inc.	160,934	8,484,440
Johnson Controls International plc	1,237,202	48,189,018
L3 Technologies, Inc.	105,383	18,438,863
Lockheed Martin Corp.	329,891	96,371,058
Masco Corp.	419,488	15,995,077
Northrop Grumman Corp.	234,367	61,668,989
PACCAR, Inc.	471,550	32,277,597
Parker-Hannifin Corp.	172,736	28,670,721
Pentair plc	229,582	14,479,737
Quanta Services, Inc. *	225,500	7,606,115
Raytheon Co.	384,688	66,077,858
Rockwell Automation, Inc.	168,521	27,811,021
Rockwell Collins, Inc.	221,205	23,564,969
Roper Technologies, Inc.	135,900	31,591,314
Snap-on, Inc.	72,782	11,222,984
Stanley Black & Decker, Inc.	200,081	28,149,396
Textron, Inc.	341,504	16,778,092
The Boeing Co.	749,954	181,833,847
TransDigm Group, Inc.	66,300	18,705,882
United Rentals, Inc. *	110,100	13,097,496
United Technologies Corp.	989,558	117,331,892
W.W. Grainger, Inc.	69,927	11,659,628
Xylem, Inc.	227,400	12,900,402
		2,077,637,244

Commercial & Professional Services 0.6%
Cintas Corp.	113,876	15,356,179
Equifax, Inc.	155,861	22,668,424
IHS Markit Ltd. *	429,600	20,040,840
Nielsen Holdings plc	449,500	19,332,995
Republic Services, Inc.	310,634	19,948,915
Robert Half International, Inc.	183,742	8,314,326
Stericycle, Inc. *	114,100	8,794,828
Verisk Analytics, Inc. *	199,900	17,443,274
Waste Management, Inc.	534,016	40,131,302
		172,031,083

Consumer Durables & Apparel 1.2%
Coach, Inc.	361,928	17,061,286
D.R. Horton, Inc.	463,016	16,525,041
Garmin Ltd.	155,100	7,784,469
Hanesbrands, Inc.	481,600	11,038,272
Hasbro, Inc.	152,617	16,159,088
Leggett & Platt, Inc.	182,994	8,816,651

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Lennar Corp., Class A	274,318	14,385,236
Mattel, Inc.	475,694	9,523,394
Michael Kors Holdings Ltd. *	220,800	8,045,952
Mohawk Industries, Inc. *	83,800	20,865,362
Newell Brands, Inc.	645,150	34,012,308
NIKE, Inc., Class B	1,751,048	103,399,385
PulteGroup, Inc.	370,186	9,039,942
PVH Corp.	99,900	11,917,071
Ralph Lauren Corp.	69,126	5,229,382
Under Armour, Inc., Class A *(b)	283,400	5,673,668
Under Armour, Inc., Class C *	225,892	4,090,904
VF Corp.	433,364	26,950,907
Whirlpool Corp.	96,022	17,080,393
		347,598,711

Consumer Services 1.8%
Carnival Corp.	550,521	36,763,792
Chipotle Mexican Grill, Inc. *	36,959	12,705,395
Darden Restaurants, Inc.	162,248	13,609,362
H&R Block, Inc.	284,905	8,689,603
Hilton Worldwide Holdings, Inc.	271,900	17,001,907
Marriott International, Inc., Class A	418,526	43,606,224
McDonald's Corp.	1,083,238	168,053,543
MGM Resorts International	637,628	20,997,090
Royal Caribbean Cruises Ltd.	225,100	25,452,057
Starbucks Corp.	1,935,924	104,501,178
Wyndham Worldwide Corp.	136,364	14,232,311
Wynn Resorts Ltd.	106,200	13,735,908
Yum! Brands, Inc.	429,585	32,425,076
		511,773,446

Diversified Financials 5.3%
Affiliated Managers Group, Inc.	73,800	13,714,254
American Express Co.	1,002,841	85,472,138
Ameriprise Financial, Inc.	198,514	28,760,708
Berkshire Hathaway, Inc., Class B *	2,524,130	441,647,026
BlackRock, Inc.	160,100	68,287,453
Capital One Financial Corp.	643,174	55,428,735
CBOE Holdings, Inc.	130,300	12,317,259
CME Group, Inc.	448,785	55,030,017
Discover Financial Services	499,473	30,437,885
E*TRADE Financial Corp. *	354,519	14,535,279
Franklin Resources, Inc.	452,105	20,245,262
Intercontinental Exchange, Inc.	794,430	52,996,425
Invesco Ltd.	537,247	18,680,078
Leucadia National Corp.	427,851	11,136,962
Moody's Corp.	225,029	29,620,567
Morgan Stanley	1,884,954	88,404,343
Nasdaq, Inc.	161,900	12,040,503
Navient Corp.	373,300	5,506,175
Northern Trust Corp.	284,118	24,863,166
Raymond James Financial, Inc.	183,000	15,223,770
S&P Global, Inc.	340,867	52,353,762
State Street Corp.	465,826	43,428,958
Synchrony Financial	1,010,499	30,638,330
T. Rowe Price Group, Inc.	321,979	26,634,103
The Bank of New York Mellon Corp.	1,389,073	73,662,541
The Charles Schwab Corp. (a)	1,598,881	68,591,995
The Goldman Sachs Group, Inc.	486,269	109,570,994
		1,489,228,688

Energy 6.0%
Anadarko Petroleum Corp.	746,509	34,093,066
Andeavor	196,607	19,568,295
Apache Corp.	494,006	24,443,417
Baker Hughes, a GE Co.	558,563	20,605,389
Security	Number of Shares	Value ($)
Cabot Oil & Gas Corp.	614,700	15,287,589
Chesapeake Energy Corp. *(b)	1,064,666	5,280,743
Chevron Corp.	2,526,634	275,883,166
Cimarex Energy Co.	119,500	11,834,085
Concho Resources, Inc. *	194,777	25,371,652
ConocoPhillips	1,635,690	74,211,255
Devon Energy Corp.	709,058	23,618,722
EOG Resources, Inc.	764,312	72,716,644
EQT Corp.	226,300	14,415,310
Exxon Mobil Corp.	5,642,541	451,628,982
Halliburton Co.	1,143,268	48,520,294
Helmerich & Payne, Inc. (b)	140,100	7,091,862
Hess Corp.	352,140	15,684,316
Kinder Morgan, Inc.	2,545,144	51,997,292
Marathon Oil Corp.	1,192,852	14,588,580
Marathon Petroleum Corp.	686,052	38,412,051
National Oilwell Varco, Inc.	534,224	17,474,467
Newfield Exploration Co. *	244,700	7,030,231
Noble Energy, Inc.	615,068	17,781,616
Occidental Petroleum Corp.	1,009,850	62,540,011
ONEOK, Inc.	499,241	28,242,063
Phillips 66	580,695	48,633,206
Pioneer Natural Resources Co.	222,300	36,257,130
Range Resources Corp.	268,400	5,665,924
Schlumberger Ltd.	1,848,428	126,802,161
TechnipFMC plc *	615,400	17,563,516
The Williams Cos., Inc.	1,096,398	34,843,528
Valero Energy Corp.	609,340	42,026,180
		1,690,112,743

Food & Staples Retailing 1.9%
Costco Wholesale Corp.	580,392	91,997,936
CVS Health Corp.	1,352,651	108,117,395
Sysco Corp.	671,257	35,321,543
The Kroger Co.	1,219,394	29,899,541
Wal-Mart Stores, Inc.	1,960,402	156,812,556
Walgreens Boots Alliance, Inc.	1,135,811	91,625,873
Whole Foods Market, Inc.	421,432	17,599,000
		531,373,844

Food, Beverage & Tobacco 4.8%
Altria Group, Inc.	2,576,591	167,401,117
Archer-Daniels-Midland Co.	756,999	31,930,218
Brown-Forman Corp., Class B	222,884	11,010,470
Campbell Soup Co.	263,611	13,926,569
ConAgra Brands, Inc.	538,249	18,429,646
Constellation Brands, Inc., Class A	226,565	43,806,343
Dr Pepper Snapple Group, Inc.	246,500	22,470,940
General Mills, Inc.	763,380	42,489,731
Hormel Foods Corp.	363,400	12,417,378
Kellogg Co.	324,934	22,095,512
McCormick & Co., Inc. — Non Voting Shares	157,802	15,038,531
Molson Coors Brewing Co., Class B	238,130	21,188,807
Mondelez International, Inc., Class A	2,029,254	89,327,761
Monster Beverage Corp. *	547,600	28,885,900
PepsiCo, Inc.	1,892,863	220,726,754
Philip Morris International, Inc.	2,066,346	241,163,242
The Coca-Cola Co.	5,111,656	234,318,311
The Hershey Co.	182,328	19,200,962
The JM Smucker Co.	150,275	18,318,522
The Kraft Heinz Co.	793,918	69,436,068
Tyson Foods, Inc., Class A	392,690	24,880,838
		1,368,463,620

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Health Care Equipment & Services 5.7%
Abbott Laboratories	2,315,094	113,856,323
Aetna, Inc.	438,075	67,599,353
Align Technology, Inc. *	100,000	16,723,000
AmerisourceBergen Corp.	218,146	20,466,458
Anthem, Inc.	349,729	65,123,037
Baxter International, Inc.	649,089	39,256,903
Becton, Dickinson & Co.	299,673	60,354,142
Boston Scientific Corp. *	1,800,774	47,936,604
C.R. Bard, Inc.	98,673	31,634,564
Cardinal Health, Inc.	425,133	32,845,775
Centene Corp. *	234,800	18,647,816
Cerner Corp. *	386,900	24,904,753
Cigna Corp.	343,908	59,688,672
Danaher Corp.	805,674	65,654,374
DaVita, Inc. *	204,000	13,215,120
DENTSPLY SIRONA, Inc.	311,800	19,340,954
Edwards Lifesciences Corp. *	272,900	31,432,622
Envision Healthcare Corp. *	145,000	8,182,350
Express Scripts Holding Co. *	794,395	49,760,903
HCA Healthcare, Inc. *	373,600	30,015,024
Henry Schein, Inc. *	104,900	19,113,829
Hologic, Inc. *	367,800	16,260,438
Humana, Inc.	194,303	44,922,854
IDEXX Laboratories, Inc. *	115,300	19,192,838
Intuitive Surgical, Inc. *	49,031	46,003,826
Laboratory Corp. of America Holdings *	133,991	21,292,510
McKesson Corp.	283,975	45,967,033
Medtronic plc	1,816,276	152,512,696
Patterson Cos., Inc.	104,447	4,357,529
Quest Diagnostics, Inc.	185,480	20,089,339
ResMed, Inc.	187,307	14,445,116
Stryker Corp.	412,840	60,728,764
The Cooper Cos., Inc.	66,300	16,168,581
UnitedHealth Group, Inc.	1,283,110	246,113,329
Universal Health Services, Inc., Class B	119,100	13,199,853
Varian Medical Systems, Inc. *	123,906	12,033,751
Zimmer Biomet Holdings, Inc.	267,223	32,419,494
		1,601,460,527

Household & Personal Products 1.9%
Church & Dwight Co., Inc.	324,000	17,285,400
Colgate-Palmolive Co.	1,170,294	84,495,227
Coty, Inc., Class A	650,900	13,330,432
Kimberly-Clark Corp.	474,495	58,438,804
The Clorox Co.	168,057	22,433,929
The Estee Lauder Cos., Inc., Class A	295,052	29,207,197
The Procter & Gamble Co.	3,398,090	308,614,534
		533,805,523

Insurance 2.8%
Aflac, Inc.	525,473	41,906,472
American International Group, Inc.	1,161,630	76,028,684
Aon plc	345,050	47,675,559
Arthur J. Gallagher & Co.	238,300	14,009,657
Assurant, Inc.	74,246	7,815,876
Chubb Ltd.	617,765	90,477,862
Cincinnati Financial Corp.	192,903	14,691,492
Everest Re Group Ltd.	52,800	13,854,192
Lincoln National Corp.	294,671	21,528,663
Loews Corp.	382,716	18,630,615
Marsh & McLennan Cos., Inc.	678,879	52,932,196
MetLife, Inc.	1,447,577	79,616,735
Principal Financial Group, Inc.	358,667	23,941,022
Prudential Financial, Inc.	566,631	64,159,628
The Allstate Corp.	483,910	44,035,810
Security	Number of Shares	Value ($)
The Hartford Financial Services Group, Inc.	500,395	27,521,725
The Progressive Corp.	786,920	37,087,540
The Travelers Cos., Inc.	376,160	48,182,334
Torchmark Corp.	143,266	11,313,716
Unum Group	303,840	15,231,499
Willis Towers Watson plc	166,225	24,747,578
XL Group Ltd.	361,199	16,037,236
		791,426,091

Materials 2.9%
Air Products & Chemicals, Inc.	286,101	40,669,257
Albemarle Corp.	148,846	17,236,367
Avery Dennison Corp.	119,776	11,130,784
Ball Corp.	454,928	19,061,483
CF Industries Holdings, Inc.	297,325	8,726,489
E.I. du Pont de Nemours & Co.	1,158,304	95,224,172
Eastman Chemical Co.	188,616	15,685,306
Ecolab, Inc.	351,428	46,272,525
FMC Corp.	179,900	13,740,762
Freeport-McMoRan, Inc. *	1,800,240	26,319,509
International Flavors & Fragrances, Inc.	107,943	14,375,849
International Paper Co.	541,189	29,754,571
LyondellBasell Industries N.V., Class A	442,900	39,900,861
Martin Marietta Materials, Inc.	80,300	18,182,329
Monsanto Co.	584,700	68,304,654
Newmont Mining Corp.	712,846	26,496,486
Nucor Corp.	422,300	24,354,041
Packaging Corp. of America	124,420	13,621,501
PPG Industries, Inc.	336,896	35,458,304
Praxair, Inc.	378,679	49,288,859
Sealed Air Corp.	267,068	11,620,129
The Dow Chemical Co.	1,503,035	96,554,968
The Mosaic Co.	492,500	11,888,950
The Sherwin-Williams Co.	107,736	36,336,121
Vulcan Materials Co.	173,271	21,333,125
WestRock Co.	334,889	19,229,326
		810,766,728

Media 3.1%
CBS Corp., Class B — Non Voting Shares	491,336	32,344,649
Charter Communications, Inc., Class A *	286,900	112,438,979
Comcast Corp., Class A	6,315,128	255,446,927
Discovery Communications, Inc., Class A *	204,800	5,038,080
Discovery Communications, Inc., Class C *	310,500	7,181,865
DISH Network Corp., Class A *	306,900	19,650,807
News Corp., Class A	523,000	7,484,130
News Corp., Class B	205,200	3,016,440
Omnicom Group, Inc.	314,247	24,743,809
Scripps Networks Interactive, Inc., Class A	133,093	11,633,659
The Interpublic Group of Cos., Inc.	506,365	10,942,548
The Walt Disney Co.	1,925,283	211,646,360
Time Warner, Inc.	1,025,374	105,018,805
Twenty-First Century Fox, Inc., Class A	1,395,401	40,606,169
Twenty-First Century Fox, Inc., Class B	652,700	18,725,963
Viacom, Inc., Class B	448,853	15,673,947
		881,593,137

Pharmaceuticals, Biotechnology & Life Sciences 8.6%
AbbVie, Inc.	2,115,286	147,879,644
Agilent Technologies, Inc.	429,866	25,701,688
Alexion Pharmaceuticals, Inc. *	294,300	40,419,162
Allergan plc	448,368	113,136,697

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Amgen, Inc.	978,059	170,681,076
Biogen, Inc. *	281,791	81,603,856
Bristol-Myers Squibb Co.	2,190,464	124,637,402
Celgene Corp. *	1,040,326	140,870,544
Eli Lilly & Co.	1,291,923	106,790,355
Gilead Sciences, Inc.	1,742,850	132,613,457
Illumina, Inc. *	197,600	34,352,760
Incyte Corp. *	230,600	30,736,674
Johnson & Johnson	3,578,625	474,955,110
Merck & Co., Inc.	3,644,814	232,830,718
Mettler-Toledo International, Inc. *	34,900	20,000,492
Mylan N.V. *	593,651	23,146,452
PerkinElmer, Inc.	141,360	9,305,729
Perrigo Co., plc	194,000	14,534,480
Pfizer, Inc.	7,944,633	263,444,030
Regeneron Pharmaceuticals, Inc. *	101,700	49,997,754
Thermo Fisher Scientific, Inc.	518,337	90,983,694
Vertex Pharmaceuticals, Inc. *	327,500	49,721,050
Waters Corp. *	108,352	18,792,571
Zoetis, Inc.	646,000	40,387,920
		2,437,523,315

Real Estate 2.9%
Alexandria Real Estate Equities, Inc.	122,600	14,865,250
American Tower Corp.	567,000	77,299,110
Apartment Investment & Management Co., Class A	209,014	9,520,588
AvalonBay Communities, Inc.	181,299	34,872,863
Boston Properties, Inc.	208,176	25,170,560
CBRE Group, Inc., Class A *	417,640	15,866,144
Crown Castle International Corp.	532,643	53,573,233
Digital Realty Trust, Inc.	213,700	24,648,158
Duke Realty Corp.	469,646	13,427,179
Equinix, Inc.	103,609	46,699,685
Equity Residential	475,622	32,370,833
Essex Property Trust, Inc.	85,100	22,270,670
Extra Space Storage, Inc.	167,400	13,308,300
Federal Realty Investment Trust	95,900	12,719,217
GGP, Inc.	804,100	18,180,701
HCP, Inc.	633,100	20,037,615
Host Hotels & Resorts, Inc.	1,009,711	18,841,207
Iron Mountain, Inc.	323,302	11,777,892
Kimco Realty Corp.	569,859	11,499,755
Mid-America Apartment Communities, Inc.	153,500	15,891,855
Prologis, Inc.	703,589	42,785,247
Public Storage	195,678	40,225,526
Realty Income Corp.	368,600	21,032,316
Regency Centers Corp.	193,800	12,833,436
Simon Property Group, Inc.	411,253	65,183,600
SL Green Realty Corp.	129,700	13,394,119
The Macerich Co.	152,100	8,729,019
UDR, Inc.	351,100	13,724,499
Ventas, Inc.	473,700	31,903,695
Vornado Realty Trust	233,156	18,500,929
Welltower, Inc.	490,900	36,027,151
Weyerhaeuser Co.	999,923	33,017,457
		830,197,809

Retailing 5.4%
Advance Auto Parts, Inc.	101,600	11,380,216
Amazon.com, Inc. *	527,280	520,836,638
AutoNation, Inc. *	91,733	3,887,645
AutoZone, Inc. *	36,498	19,702,350
Best Buy Co., Inc.	353,957	20,649,851
CarMax, Inc. *	239,400	15,860,250
Dollar General Corp.	333,200	25,043,312
Security	Number of Shares	Value ($)
Dollar Tree, Inc. *	324,230	23,370,498
Expedia, Inc.	165,113	25,835,231
Foot Locker, Inc.	165,000	7,786,350
Genuine Parts Co.	191,338	16,250,336
Kohl's Corp.	231,910	9,589,479
L Brands, Inc.	307,535	14,266,549
LKQ Corp. *	415,100	14,345,856
Lowe's Cos., Inc.	1,148,288	88,877,491
Macy's, Inc.	382,226	9,077,868
Netflix, Inc. *	571,700	103,855,022
Nordstrom, Inc.	139,796	6,789,892
O'Reilly Automotive, Inc. *	122,100	24,945,030
Ross Stores, Inc.	514,600	28,467,672
Signet Jewelers Ltd. (b)	94,000	5,749,040
Staples, Inc.	929,769	9,437,155
Target Corp.	723,408	40,995,531
The Gap, Inc.	277,162	6,604,771
The Home Depot, Inc.	1,587,750	237,527,400
The Priceline Group, Inc. *	65,615	133,100,028
The TJX Cos., Inc.	865,406	60,846,696
Tiffany & Co.	140,028	13,374,074
Tractor Supply Co.	162,600	9,125,112
TripAdvisor, Inc. *	147,713	5,763,761
Ulta Salon, Cosmetics & Fragrance, Inc. *	81,400	20,448,494
		1,533,789,598

Semiconductors & Semiconductor Equipment 3.5%
Advanced Micro Devices, Inc. *	978,100	13,311,941
Analog Devices, Inc.	489,240	38,654,853
Applied Materials, Inc.	1,426,272	63,198,112
Broadcom Ltd.	531,620	131,129,389
Intel Corp.	6,269,105	222,365,154
KLA-Tencor Corp.	200,481	18,570,555
Lam Research Corp.	215,074	34,295,700
Microchip Technology, Inc.	306,223	24,510,089
Micron Technology, Inc. *	1,392,275	39,150,773
NVIDIA Corp.	791,582	128,639,991
Qorvo, Inc. *	172,500	11,826,600
QUALCOMM, Inc.	1,962,265	104,372,875
Skyworks Solutions, Inc.	248,300	26,039,221
Texas Instruments, Inc.	1,328,454	108,109,587
Xilinx, Inc.	333,563	21,101,195
		985,276,035

Software & Services 13.7%
Accenture plc, Class A	822,900	106,005,978
Activision Blizzard, Inc.	917,700	56,695,506
Adobe Systems, Inc. *	658,176	96,416,202
Akamai Technologies, Inc. *	222,141	10,471,727
Alliance Data Systems Corp.	72,500	17,503,675
Alphabet, Inc., Class A *	394,812	373,294,746
Alphabet, Inc., Class C *	396,875	369,292,188
ANSYS, Inc. *	114,000	14,768,700
Autodesk, Inc. *	254,981	28,249,345
Automatic Data Processing, Inc.	593,473	70,569,874
CA, Inc.	407,925	12,661,992
Citrix Systems, Inc. *	208,608	16,475,860
Cognizant Technology Solutions Corp., Class A	792,096	54,908,095
CSRA, Inc.	199,340	6,500,477
DXC Technology Co.	382,851	30,007,861
eBay, Inc. *	1,336,569	47,755,610
Electronic Arts, Inc. *	413,892	48,317,752
Facebook, Inc., Class A *	3,142,400	531,851,200
Fidelity National Information Services, Inc.	435,234	39,702,046

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Fiserv, Inc. *	281,004	36,109,014
Gartner, Inc. *	116,500	14,949,280
Global Payments, Inc.	204,800	19,326,976
International Business Machines Corp.	1,132,990	163,909,663
Intuit, Inc.	327,609	44,951,231
MasterCard, Inc., Class A	1,249,190	159,646,482
Microsoft Corp.	10,269,731	746,609,444
Oracle Corp.	3,982,186	198,830,547
Paychex, Inc.	436,865	25,272,640
PayPal Holdings, Inc. *	1,487,169	87,073,745
Red Hat, Inc. *	242,000	23,926,540
salesforce.com, Inc. *	896,865	81,435,342
Symantec Corp.	796,450	24,681,986
Synopsys, Inc. *	207,500	15,888,275
The Western Union Co.	629,625	12,435,094
Total System Services, Inc.	230,100	14,602,146
VeriSign, Inc. *	112,125	11,343,686
Visa, Inc., Class A	2,456,700	244,589,052
		3,857,029,977

Technology Hardware & Equipment 5.5%
Amphenol Corp., Class A	399,700	30,625,014
Apple, Inc.	6,930,315	1,030,745,750
Cisco Systems, Inc.	6,634,828	208,665,341
Corning, Inc.	1,243,387	36,232,297
F5 Networks, Inc. *	82,400	9,949,800
FLIR Systems, Inc.	186,200	6,948,984
Harris Corp.	157,600	18,040,472
Hewlett Packard Enterprise Co.	2,175,108	38,086,141
HP, Inc.	2,258,508	43,137,503
Juniper Networks, Inc.	510,965	14,281,472
Motorola Solutions, Inc.	219,322	19,888,118
NetApp, Inc.	374,374	16,255,319
Seagate Technology plc	384,000	12,656,640
TE Connectivity Ltd.	469,800	37,767,222
Western Digital Corp.	382,936	32,595,512
Xerox Corp.	293,391	8,998,302
		1,564,873,887

Telecommunication Services 2.2%
AT&T, Inc.	8,193,802	319,558,278
CenturyLink, Inc.	737,543	17,162,626
Level 3 Communications, Inc. *	393,600	23,096,448
Verizon Communications, Inc.	5,406,778	261,688,055
		621,505,407

Transportation 2.1%
Alaska Air Group, Inc.	163,600	13,943,628
American Airlines Group, Inc.	652,700	32,922,188
C.H. Robinson Worldwide, Inc.	184,895	12,129,112
CSX Corp.	1,234,691	60,919,654
Delta Air Lines, Inc.	974,800	48,116,128
Expeditors International of Washington, Inc.	239,800	14,119,424
FedEx Corp.	329,968	68,643,243
JB Hunt Transport Services, Inc.	108,100	9,805,751
Kansas City Southern	143,800	14,838,722
Norfolk Southern Corp.	380,592	42,847,047
Southwest Airlines Co.	797,636	44,276,775
Union Pacific Corp.	1,074,950	110,676,852
United Continental Holdings, Inc. *	380,400	25,745,472
United Parcel Service, Inc., Class B	916,118	101,038,654
		600,022,650

Security	Number of Shares	Value ($)
Utilities 3.2%
AES Corp.	887,049	9,917,208
Alliant Energy Corp.	310,969	12,603,574
Ameren Corp.	311,820	17,493,102
American Electric Power Co., Inc.	664,802	46,895,133
American Water Works Co., Inc.	231,000	18,734,100
CenterPoint Energy, Inc.	564,366	15,909,478
CMS Energy Corp.	373,584	17,274,524
Consolidated Edison, Inc.	403,765	33,455,968
Dominion Energy, Inc.	833,164	64,303,597
DTE Energy Co.	242,112	25,920,511
Duke Energy Corp.	921,399	78,429,483
Edison International	439,593	34,587,177
Entergy Corp.	241,553	18,531,946
Eversource Energy	420,000	25,531,800
Exelon Corp.	1,221,993	46,851,212
FirstEnergy Corp.	606,694	19,359,605
NextEra Energy, Inc.	623,838	91,136,493
NiSource, Inc.	427,662	11,144,872
NRG Energy, Inc.	439,400	10,818,028
PG&E Corp.	682,806	46,219,138
Pinnacle West Capital Corp.	156,061	13,535,170
PPL Corp.	892,570	34,212,208
Public Service Enterprise Group, Inc.	668,570	30,065,593
SCANA Corp.	195,700	12,597,209
Sempra Energy	332,369	37,561,021
The Southern Co.	1,307,825	62,684,052
WEC Energy Group, Inc.	408,878	25,747,048
Xcel Energy, Inc.	676,386	31,999,822
		893,519,072
Total Common Stock
(Cost $14,870,175,327)		28,118,192,140

Other Investment Company 0.1% of net assets

Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 0.89% (c)	23,275,043	23,275,043
Total Other Investment Company
(Cost $23,275,043)		23,275,043
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.7% of net assets

Time Deposit 0.7%
Sumitomo Mitsui Banking Corp.
0.59%, 08/01/17 (d)	191,731,150	191,731,150
Total Short-Term Investment
(Cost $191,731,150)		191,731,150

End of Investments.

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

At 07/31/17, the tax basis cost of the fund's investments was $15,124,974,504 and the unrealized appreciation and depreciation were $13,482,403,773 and ($274,179,944), respectively, with a net unrealized appreciation of $13,208,223,829.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $22,598,158.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.
In addition to the above, the fund held the following at July 31, 2017:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 09/15/17	850	104,890,000	(70,091)

The following is a summary of the inputs used to value the fund's investments as of July 31, 2017:
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$28,118,192,140	$—	$—	$28,118,192,140
Other Investment Company[1]	23,275,043	—	—	23,275,043
Short-Term Investment[1]	—	191,731,150	—	191,731,150
Total	$28,141,467,183	$191,731,150	$—	$28,333,198,333
Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($70,091)	$—	$—	($70,091)
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2017.

Schwab Investments
Schwab 1000 Index® Fund

Portfolio Holdings as of July 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
99.5%	Common Stock	1,982,840,377	7,351,555,688
1.0%	Other Investment Companies	72,150,935	72,150,935
100.5%	Total Investments	2,054,991,312	7,423,706,623
(0.5%)	Other Assets and Liabilities, Net		(37,613,602)
100.0%	Net Assets		7,386,093,021

Security	Number of Shares	Value ($)
Common Stock 99.5% of net assets

Automobiles & Components 0.9%
Adient plc	29,818	1,952,184
Autoliv, Inc. (b)	26,600	2,883,174
BorgWarner, Inc.	69,096	3,229,547
Delphi Automotive plc	82,400	7,450,608
Ford Motor Co.	1,208,087	13,554,736
General Motors Co.	418,200	15,046,836
Gentex Corp.	97,544	1,660,199
Harley-Davidson, Inc.	59,392	2,890,609
Lear Corp.	23,600	3,497,284
Tenneco, Inc.	12,300	680,190
Tesla, Inc. *	38,408	12,423,836
The Goodyear Tire & Rubber Co.	83,100	2,618,481
Thor Industries, Inc.	14,500	1,527,575
		69,415,259

Banks 6.4%
Associated Banc-Corp.	42,800	1,025,060
Bank of America Corp.	3,073,841	74,141,045
Bank of Hawaii Corp.	12,970	1,085,200
Bank of the Ozarks, Inc.	34,700	1,497,305
BankUnited, Inc.	35,000	1,204,700
BB&T Corp.	261,200	12,359,984
BOK Financial Corp.	8,900	757,123
Chemical Financial Corp.	22,600	1,089,094
CIT Group, Inc.	53,588	2,553,468
Citigroup, Inc.	851,556	58,289,008
Citizens Financial Group, Inc.	163,500	5,735,580
Comerica, Inc.	51,128	3,697,066
Commerce Bancshares, Inc.	29,381	1,705,273
Cullen/Frost Bankers, Inc.	16,900	1,534,182
East West Bancorp, Inc.	45,800	2,609,684
F.N.B. Corp.	85,200	1,167,240
Fifth Third Bancorp	241,084	6,436,943
First Citizens BancShares, Inc., Class A	3,300	1,214,466
First Horizon National Corp.	70,500	1,228,815
First Republic Bank	44,600	4,474,718
Fulton Financial Corp.	49,000	894,250
Hancock Holding Co.	25,238	1,160,948
Home BancShares, Inc.	50,100	1,242,480
Huntington Bancshares, Inc.	329,006	4,359,330
IBERIABANK Corp.	13,454	1,087,756
Investors Bancorp, Inc.	108,730	1,443,934
Security	Number of Shares	Value ($)
JPMorgan Chase & Co.	1,095,878	100,601,600
KeyCorp	333,218	6,011,253
M&T Bank Corp.	49,343	8,050,310
MB Financial, Inc.	20,000	818,000
MGIC Investment Corp. *	103,900	1,212,513
New York Community Bancorp, Inc.	149,882	1,967,951
PacWest Bancorp	28,300	1,358,966
People's United Financial, Inc.	103,793	1,810,150
Popular, Inc.	31,529	1,328,632
Prosperity Bancshares, Inc.	23,100	1,480,710
Radian Group, Inc.	65,144	1,134,808
Regions Financial Corp.	390,106	5,695,548
Signature Bank *	15,700	2,175,706
SunTrust Banks, Inc.	155,993	8,936,839
SVB Financial Group *	14,900	2,658,756
Synovus Financial Corp.	44,657	1,941,686
TCF Financial Corp.	40,000	630,400
Texas Capital Bancshares, Inc. *	21,190	1,660,237
TFS Financial Corp.	27,300	436,254
The PNC Financial Services Group, Inc.	154,134	19,852,459
U.S. Bancorp	486,505	25,677,734
UMB Financial Corp.	13,000	905,580
Umpqua Holdings Corp.	55,400	1,027,116
United Bankshares, Inc.	21,700	748,650
Webster Financial Corp.	27,500	1,428,075
Wells Fargo & Co.	1,388,696	74,906,262
Western Alliance Bancorp *	27,800	1,400,564
Wintrust Financial Corp.	15,728	1,184,476
Zions Bancorp	63,798	2,891,325
		473,927,212

Capital Goods 7.5%
3M Co.	182,554	36,724,388
A.O. Smith Corp.	50,800	2,720,340
Acuity Brands, Inc.	14,300	2,897,895
AECOM *	34,700	1,106,930
AGCO Corp.	14,200	1,024,388
Air Lease Corp.	19,700	779,726
Allegion plc	28,700	2,331,588
Allison Transmission Holdings, Inc.	38,000	1,436,400
AMETEK, Inc.	75,105	4,624,966
Arconic, Inc.	118,940	2,948,523
BWX Technologies, Inc.	32,900	1,733,172
Carlisle Cos., Inc.	20,736	2,023,626
Caterpillar, Inc.	180,796	20,601,704
Colfax Corp. *	25,000	1,032,000
Crane Co.	16,384	1,236,992
Cummins, Inc.	49,892	8,376,867
Curtiss-Wright Corp.	15,200	1,465,584
Deere & Co.	95,946	12,307,953
Donaldson Co., Inc.	32,900	1,562,421
Dover Corp.	50,237	4,219,908
Eaton Corp. plc	142,901	11,182,003
EMCOR Group, Inc.	14,300	965,250
Emerson Electric Co.	200,228	11,935,591
EnerSys	9,500	686,565

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Fastenal Co.	92,300	3,965,208
Flowserve Corp.	43,023	1,769,536
Fluor Corp.	40,958	1,778,806
Fortive Corp.	92,520	5,989,745
Fortune Brands Home & Security, Inc.	52,900	3,473,943
General Dynamics Corp.	89,844	17,639,073
General Electric Co.	2,680,102	68,637,412
Graco, Inc.	15,694	1,821,132
HD Supply Holdings, Inc. *	51,900	1,686,231
Hexcel Corp.	26,300	1,345,771
Honeywell International, Inc.	239,099	32,546,156
Hubbell, Inc.	16,932	2,011,352
Huntington Ingalls Industries, Inc.	13,700	2,823,707
IDEX Corp.	28,906	3,368,705
Illinois Tool Works, Inc.	100,404	14,127,847
Ingersoll-Rand plc	82,400	7,241,312
ITT, Inc.	30,300	1,242,300
Jacobs Engineering Group, Inc.	38,756	2,043,216
Johnson Controls International plc	288,386	11,232,635
L3 Technologies, Inc.	23,374	4,089,749
Lennox International, Inc.	11,700	2,000,700
Lincoln Electric Holdings, Inc.	22,200	1,937,172
Lockheed Martin Corp.	76,564	22,366,641
Masco Corp.	108,836	4,149,917
MasTec, Inc. *	18,800	868,560
MSC Industrial Direct Co., Inc., Class A	15,558	1,107,885
Nordson Corp.	18,000	2,286,000
Northrop Grumman Corp.	53,832	14,164,814
Orbital ATK, Inc.	13,800	1,410,084
Oshkosh Corp.	23,600	1,625,096
Owens Corning	36,900	2,474,145
PACCAR, Inc.	107,289	7,343,932
Parker-Hannifin Corp.	41,253	6,847,173
Pentair plc	57,895	3,651,438
Quanta Services, Inc. *	40,100	1,352,573
Raytheon Co.	91,290	15,680,883
Regal Beloit Corp.	11,400	950,190
Rockwell Automation, Inc.	39,549	6,526,771
Rockwell Collins, Inc.	50,483	5,377,954
Roper Technologies, Inc.	30,891	7,180,922
Sensata Technologies Holding N.V. *	39,000	1,759,680
Snap-on, Inc.	17,250	2,659,950
Spirit AeroSystems Holdings, Inc., Class A	37,400	2,260,082
Stanley Black & Decker, Inc.	46,641	6,561,922
Teledyne Technologies, Inc. *	12,600	1,717,884
Terex Corp.	20,800	818,896
Textron, Inc.	88,938	4,369,524
The Boeing Co.	176,789	42,864,261
The Middleby Corp. *	18,300	2,391,444
The Timken Co.	14,900	677,950
The Toro Co.	30,400	2,161,136
TransDigm Group, Inc.	16,600	4,683,524
Trinity Industries, Inc.	44,200	1,211,522
United Rentals, Inc. *	31,467	3,743,314
United Technologies Corp.	234,703	27,828,735
Univar, Inc. *	23,000	713,920
USG Corp. *	13,000	351,520
Valmont Industries, Inc.	5,900	900,930
W.W. Grainger, Inc.	17,876	2,980,644
WABCO Holdings, Inc. *	18,000	2,476,260
Wabtec Corp.	28,800	2,170,368
Watsco, Inc.	7,000	1,055,390
WESCO International, Inc. *	5,600	287,000
Woodward, Inc.	17,300	1,209,962
Xylem, Inc.	53,400	3,029,382
		554,946,666

Security	Number of Shares	Value ($)
Commercial & Professional Services 0.7%
Cintas Corp.	25,710	3,466,993
Copart, Inc. *	72,148	2,271,940
Deluxe Corp.	14,500	1,046,900
Equifax, Inc.	37,300	5,424,912
IHS Markit Ltd. *	87,832	4,097,363
KAR Auction Services, Inc.	44,400	1,866,576
ManpowerGroup, Inc.	21,591	2,313,476
Nielsen Holdings plc	95,500	4,107,455
Republic Services, Inc.	81,581	5,239,132
Robert Half International, Inc.	43,891	1,986,068
Rollins, Inc.	32,850	1,426,018
Stericycle, Inc. *	27,098	2,088,714
The Dun & Bradstreet Corp.	10,925	1,210,053
TransUnion *	30,200	1,384,066
Verisk Analytics, Inc. *	47,800	4,171,028
Waste Management, Inc.	131,077	9,850,437
		51,951,131

Consumer Durables & Apparel 1.3%
Brunswick Corp.	29,300	1,658,673
CalAtlantic Group, Inc.	22,300	782,730
Carter's, Inc.	17,300	1,500,429
Coach, Inc.	89,730	4,229,872
Columbia Sportswear Co.	8,900	539,162
D.R. Horton, Inc.	107,597	3,840,137
Garmin Ltd.	39,886	2,001,878
Hanesbrands, Inc.	121,600	2,787,072
Hasbro, Inc.	34,225	3,623,743
Leggett & Platt, Inc.	39,744	1,914,866
Lennar Corp., Class A	60,775	3,187,041
lululemon Athletica, Inc. *	34,500	2,126,580
Mattel, Inc.	102,797	2,057,996
Michael Kors Holdings Ltd. *	43,500	1,585,140
Mohawk Industries, Inc. *	19,439	4,840,117
Newell Brands, Inc.	143,713	7,576,549
NIKE, Inc., Class B	403,612	23,833,289
NVR, Inc. *	1,098	2,866,263
Polaris Industries, Inc. (b)	19,200	1,721,472
PulteGroup, Inc.	98,799	2,412,672
PVH Corp.	25,514	3,043,565
Ralph Lauren Corp.	18,395	1,391,582
Skechers U.S.A., Inc., Class A *	33,100	929,779
Tempur Sealy International, Inc. *(b)	7,300	420,991
Toll Brothers, Inc.	50,000	1,929,500
Under Armour, Inc., Class A *(b)	56,200	1,125,124
Under Armour, Inc., Class C *	56,598	1,024,990
VF Corp.	103,828	6,457,063
Whirlpool Corp.	24,515	4,360,728
		95,769,003

Consumer Services 2.0%
Aramark	65,800	2,622,788
Bright Horizons Family Solutions, Inc. *	12,900	1,019,229
Carnival Corp.	127,060	8,485,067
Chipotle Mexican Grill, Inc. *	8,050	2,767,349
Cracker Barrel Old Country Store, Inc. (b)	8,100	1,259,145
Darden Restaurants, Inc.	34,165	2,865,760
Domino's Pizza, Inc.	16,000	2,984,000
Dunkin' Brands Group, Inc.	28,000	1,484,840
Extended Stay America, Inc.	38,200	755,214
H&R Block, Inc.	75,198	2,293,539
Hilton Worldwide Holdings, Inc.	58,800	3,676,764
Jack in the Box, Inc.	12,400	1,150,224
Las Vegas Sands Corp.	117,163	7,218,412
Marriott International, Inc., Class A	100,008	10,419,834

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
McDonald's Corp.	249,636	38,728,529
MGM Resorts International	147,287	4,850,161
Norwegian Cruise Line Holdings Ltd. *	47,500	2,615,825
Royal Caribbean Cruises Ltd.	52,391	5,923,850
Service Corp. International	63,100	2,191,463
ServiceMaster Global Holdings, Inc. *	41,700	1,833,132
Six Flags Entertainment Corp.	24,400	1,387,628
Starbucks Corp.	457,354	24,687,969
Texas Roadhouse, Inc.	19,700	931,810
The Wendy's Co.	60,900	940,296
Vail Resorts, Inc.	11,800	2,486,968
Wyndham Worldwide Corp.	34,917	3,644,287
Wynn Resorts Ltd.	24,842	3,213,064
Yum! Brands, Inc.	108,276	8,172,673
		150,609,820

Diversified Financials 5.3%
Affiliated Managers Group, Inc.	17,859	3,318,738
AGNC Investment Corp.	94,700	2,005,746
Ally Financial, Inc.	123,500	2,796,040
American Express Co.	238,877	20,359,487
Ameriprise Financial, Inc.	50,257	7,281,234
Annaly Capital Management, Inc.	332,700	4,002,381
Berkshire Hathaway, Inc., Class B *	585,012	102,359,550
BlackRock, Inc.	38,765	16,534,435
Capital One Financial Corp.	150,653	12,983,276
CBOE Holdings, Inc.	25,400	2,401,062
Chimera Investment Corp.	47,000	884,540
CME Group, Inc.	101,480	12,443,478
Credit Acceptance Corp. *(b)	3,200	797,120
Discover Financial Services	128,724	7,844,441
E*TRADE Financial Corp. *	86,290	3,537,890
Eaton Vance Corp.	39,084	1,918,634
FactSet Research Systems, Inc.	12,900	2,157,138
Franklin Resources, Inc.	114,858	5,143,341
Intercontinental Exchange, Inc.	183,550	12,244,620
Invesco Ltd.	110,190	3,831,306
Lazard Ltd., Class A	31,200	1,457,352
Legg Mason, Inc.	31,214	1,248,872
Leucadia National Corp.	101,178	2,633,663
LPL Financial Holdings, Inc.	17,900	819,104
MarketAxess Holdings, Inc.	11,500	2,333,235
Moody's Corp.	53,326	7,019,301
Morgan Stanley	449,448	21,079,111
Morningstar, Inc.	4,800	396,336
MSCI, Inc.	29,450	3,208,578
Nasdaq, Inc.	36,337	2,702,383
Navient Corp.	68,400	1,008,900
New Residential Investment Corp.	71,600	1,217,200
Northern Trust Corp.	65,976	5,773,560
Raymond James Financial, Inc.	39,649	3,298,400
S&P Global, Inc.	82,236	12,630,627
Santander Consumer USA Holdings, Inc. *	28,200	361,242
SEI Investments Co.	42,148	2,381,783
SLM Corp. *	80,000	886,400
Starwood Property Trust, Inc.	63,900	1,408,356
State Street Corp.	114,250	10,651,527
Stifel Financial Corp. *	10,000	508,500
Synchrony Financial	257,300	7,801,336
T. Rowe Price Group, Inc.	76,550	6,332,216
TD Ameritrade Holding Corp.	87,231	3,989,074
The Bank of New York Mellon Corp.	325,996	17,287,568
The Charles Schwab Corp. (a)	375,265	16,098,868
The Goldman Sachs Group, Inc.	116,132	26,168,024
Voya Financial, Inc.	46,500	1,824,660
		387,370,633

Security	Number of Shares	Value ($)
Energy 5.8%
Anadarko Petroleum Corp.	174,148	7,953,339
Andeavor	47,587	4,736,334
Antero Resources Corp. *	47,200	973,264
Apache Corp.	118,700	5,873,276
Baker Hughes, a GE Co.	135,606	5,002,505
Cabot Oil & Gas Corp.	145,596	3,620,973
Cheniere Energy, Inc. *	74,900	3,385,480
Chesapeake Energy Corp. *(b)	245,959	1,219,957
Chevron Corp.	583,937	63,760,081
Cimarex Energy Co.	29,115	2,883,258
Concho Resources, Inc. *	45,200	5,887,752
ConocoPhillips	385,266	17,479,518
CONSOL Energy, Inc. *	50,000	838,000
Continental Resources, Inc. *	25,800	862,494
Core Laboratories N.V. (b)	13,300	1,337,049
Devon Energy Corp.	162,382	5,408,944
Diamondback Energy, Inc. *	30,800	2,953,104
Energen Corp. *	28,000	1,491,840
EOG Resources, Inc.	180,204	17,144,609
EQT Corp.	51,600	3,286,920
Exxon Mobil Corp.	1,307,363	104,641,335
Gulfport Energy Corp. *	54,400	686,528
Halliburton Co.	280,788	11,916,643
Helmerich & Payne, Inc. (b)	31,392	1,589,063
Hess Corp.	84,123	3,746,838
HollyFrontier Corp.	59,400	1,713,096
Kinder Morgan, Inc.	579,917	11,847,704
Laredo Petroleum, Inc. *	35,000	453,600
Marathon Oil Corp.	267,696	3,273,922
Marathon Petroleum Corp.	164,600	9,215,954
Murphy Oil Corp.	49,944	1,327,512
Nabors Industries Ltd.	87,907	677,763
National Oilwell Varco, Inc.	119,426	3,906,425
Newfield Exploration Co. *	63,666	1,829,124
Noble Energy, Inc.	147,622	4,267,752
Occidental Petroleum Corp.	244,916	15,167,648
ONEOK, Inc.	117,245	6,632,550
Parsley Energy, Inc., Class A *	73,000	2,137,440
Patterson-UTI Energy, Inc.	49,797	963,074
PDC Energy, Inc. *	7,959	375,346
Phillips 66	136,400	11,423,500
Pioneer Natural Resources Co.	55,711	9,086,464
QEP Resources, Inc. *	90,600	776,442
Range Resources Corp.	63,528	1,341,076
Rice Energy, Inc. *	45,000	1,258,650
RPC, Inc. (b)	17,600	364,496
RSP Permian, Inc. *	33,200	1,140,752
Schlumberger Ltd.	431,405	29,594,383
SM Energy Co.	25,000	434,750
Southwestern Energy Co. *	184,100	1,049,370
Targa Resources Corp.	66,100	3,067,701
TechnipFMC plc *	144,168	4,114,555
The Williams Cos., Inc.	256,621	8,155,415
Transocean Ltd. *	153,900	1,331,235
US Silica Holdings, Inc.	25,000	728,250
Valero Energy Corp.	144,020	9,933,059
Weatherford International plc *(b)	180,000	802,800
WPX Energy, Inc. *	141,400	1,524,292
		428,595,204

Food & Staples Retailing 1.7%
Casey's General Stores, Inc.	10,600	1,131,550
Costco Wholesale Corp.	133,759	21,202,139
CVS Health Corp.	323,111	25,826,262
Rite Aid Corp. *	144,300	323,232
Sysco Corp.	151,030	7,947,199

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
The Kroger Co.	295,226	7,238,942
U.S. Foods Holding Corp. *	37,400	1,052,810
Wal-Mart Stores, Inc.	458,627	36,685,574
Walgreens Boots Alliance, Inc.	268,969	21,697,729
Whole Foods Market, Inc.	88,132	3,680,392
		126,785,829

Food, Beverage & Tobacco 4.6%
Altria Group, Inc.	596,705	38,767,924
Archer-Daniels-Midland Co.	190,705	8,043,937
Blue Buffalo Pet Products, Inc. *	29,200	653,204
Brown-Forman Corp., Class A	16,800	865,872
Brown-Forman Corp., Class B	44,360	2,191,384
Bunge Ltd.	40,992	3,213,363
Campbell Soup Co.	53,858	2,845,318
ConAgra Brands, Inc.	136,097	4,659,961
Constellation Brands, Inc., Class A	54,132	10,466,422
Dr Pepper Snapple Group, Inc.	57,920	5,279,987
Flowers Foods, Inc.	56,925	1,001,311
General Mills, Inc.	183,700	10,224,742
Hormel Foods Corp.	81,188	2,774,194
Ingredion, Inc.	21,800	2,688,376
Kellogg Co.	79,931	5,435,308
Lamb Weston Holdings, Inc.	45,365	1,995,153
Lancaster Colony Corp.	2,900	355,598
McCormick & Co., Inc. — Non Voting Shares	35,254	3,359,706
Molson Coors Brewing Co., Class B	58,272	5,185,043
Mondelez International, Inc., Class A	479,564	21,110,407
Monster Beverage Corp. *	137,700	7,263,675
PepsiCo, Inc.	438,185	51,096,753
Philip Morris International, Inc.	476,865	55,654,914
Pilgrim's Pride Corp. *	15,000	364,350
Pinnacle Foods, Inc.	29,600	1,757,648
Post Holdings, Inc. *	17,800	1,480,960
Seaboard Corp.	105	448,875
Snyder's-Lance, Inc.	22,700	789,733
The Coca-Cola Co.	1,200,348	55,023,952
The Hain Celestial Group, Inc. *	30,700	1,372,597
The Hershey Co.	45,564	4,798,345
The JM Smucker Co.	36,901	4,498,232
The Kraft Heinz Co.	187,600	16,407,496
TreeHouse Foods, Inc. *	14,700	1,247,001
Tyson Foods, Inc., Class A	89,659	5,680,794
		339,002,535

Health Care Equipment & Services 5.5%
Abbott Laboratories	537,201	26,419,545
ABIOMED, Inc. *	12,100	1,791,889
Acadia Healthcare Co., Inc. *(b)	21,000	1,111,530
Aetna, Inc.	106,734	16,470,124
Alere, Inc. *	25,500	1,284,945
Align Technology, Inc. *	23,400	3,913,182
AmerisourceBergen Corp.	54,220	5,086,920
Anthem, Inc.	81,423	15,161,777
athenahealth, Inc. *	12,000	1,659,840
Baxter International, Inc.	159,325	9,635,976
Becton, Dickinson & Co.	68,207	13,736,890
Boston Scientific Corp. *	429,507	11,433,476
C.R. Bard, Inc.	23,600	7,566,160
Cantel Medical Corp.	5,000	371,000
Cardinal Health, Inc.	104,710	8,089,895
Centene Corp. *	54,276	4,310,600
Cerner Corp. *	94,504	6,083,222
Cigna Corp.	78,854	13,685,900
Danaher Corp.	184,040	14,997,420
DaVita, Inc. *	53,450	3,462,491
Security	Number of Shares	Value ($)
DENTSPLY SIRONA, Inc.	76,190	4,726,066
DexCom, Inc. *	26,400	1,758,504
Edwards Lifesciences Corp. *	65,384	7,530,929
Envision Healthcare Corp. *	33,100	1,867,833
Express Scripts Holding Co. *	194,389	12,176,527
HCA Healthcare, Inc. *	95,600	7,680,504
HealthSouth Corp.	21,500	915,040
Henry Schein, Inc. *	25,919	4,722,701
Hill-Rom Holdings, Inc.	17,300	1,289,196
Hologic, Inc. *	76,970	3,402,844
Humana, Inc.	46,391	10,725,599
IDEXX Laboratories, Inc. *	29,996	4,993,134
Intuitive Surgical, Inc. *	11,841	11,109,937
Laboratory Corp. of America Holdings *	30,368	4,825,779
Masimo Corp. *	11,100	1,050,060
McKesson Corp.	68,147	11,030,955
MEDNAX, Inc. *	28,208	1,325,212
Medtronic plc	418,622	35,151,689
Molina Healthcare, Inc. *	12,300	821,640
NuVasive, Inc. *	13,500	888,165
Patterson Cos., Inc.	22,600	942,872
Quest Diagnostics, Inc.	42,747	4,629,928
ResMed, Inc.	43,716	3,371,378
STERIS plc	22,600	1,849,810
Stryker Corp.	92,554	13,614,693
Teleflex, Inc.	13,846	2,869,168
The Cooper Cos., Inc.	14,400	3,511,728
UnitedHealth Group, Inc.	295,892	56,755,044
Universal Health Services, Inc., Class B	27,874	3,089,275
Varian Medical Systems, Inc. *	31,371	3,046,752
VCA, Inc. *	20,300	1,879,374
Veeva Systems, Inc., Class A *	32,400	2,065,824
WellCare Health Plans, Inc. *	14,100	2,495,559
West Pharmaceutical Services, Inc.	22,500	1,995,750
Zimmer Biomet Holdings, Inc.	59,412	7,207,864
		403,590,115

Household & Personal Products 1.8%
Church & Dwight Co., Inc.	80,788	4,310,040
Colgate-Palmolive Co.	264,754	19,115,239
Coty, Inc., Class A	132,900	2,721,792
Edgewell Personal Care Co. *	19,900	1,436,780
Herbalife Ltd. *(b)	20,100	1,336,851
HRG Group, Inc. *	41,900	694,283
Kimberly-Clark Corp.	113,204	13,942,205
Spectrum Brands Holdings, Inc.	8,200	946,608
The Clorox Co.	40,425	5,396,333
The Estee Lauder Cos., Inc., Class A	75,068	7,430,981
The Procter & Gamble Co.	786,119	71,395,327
		128,726,439

Insurance 3.1%
Aflac, Inc.	127,713	10,185,112
Alleghany Corp. *	5,186	3,180,781
American Financial Group, Inc.	21,805	2,211,027
American International Group, Inc.	268,841	17,595,643
American National Insurance Co.	3,100	368,900
Aon plc	85,303	11,786,316
Arch Capital Group Ltd. *	37,000	3,598,620
Arthur J. Gallagher & Co.	61,120	3,593,245
Aspen Insurance Holdings Ltd.	9,000	439,200
Assurant, Inc.	19,192	2,020,342
Assured Guaranty Ltd.	41,600	1,872,416
Axis Capital Holdings Ltd.	27,862	1,799,328
Brown & Brown, Inc.	39,476	1,760,630
Chubb Ltd.	140,002	20,504,693
Cincinnati Financial Corp.	48,417	3,687,439

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
CNA Financial Corp.	9,150	475,343
CNO Financial Group, Inc.	43,000	983,840
Enstar Group Ltd. *	1,800	364,680
Erie Indemnity Co., Class A	8,285	1,056,006
Everest Re Group Ltd.	12,720	3,337,601
First American Financial Corp.	24,900	1,205,409
FNF Group	88,169	4,307,937
Lincoln National Corp.	78,159	5,710,297
Loews Corp.	82,358	4,009,187
Markel Corp. *	4,447	4,765,005
Marsh & McLennan Cos., Inc.	155,820	12,149,285
Mercury General Corp.	6,500	389,285
MetLife, Inc.	339,644	18,680,420
Old Republic International Corp.	70,509	1,383,387
Primerica, Inc.	7,000	567,350
Principal Financial Group, Inc.	88,009	5,874,601
Prudential Financial, Inc.	133,597	15,127,188
Reinsurance Group of America, Inc.	19,510	2,735,302
RenaissanceRe Holdings Ltd.	13,907	2,043,077
The Allstate Corp.	107,098	9,745,918
The Hanover Insurance Group, Inc.	10,900	1,033,974
The Hartford Financial Services Group, Inc.	124,095	6,825,225
The Progressive Corp.	181,542	8,556,074
The Travelers Cos., Inc.	90,547	11,598,165
Torchmark Corp.	33,597	2,653,155
Unum Group	78,214	3,920,868
Validus Holdings Ltd.	25,509	1,372,129
W. R. Berkley Corp.	32,225	2,222,558
White Mountains Insurance Group Ltd.	1,313	1,135,220
Willis Towers Watson plc	35,766	5,324,842
XL Group Ltd.	93,067	4,132,175
		228,289,195

Materials 3.2%
Air Products & Chemicals, Inc.	64,278	9,137,118
Albemarle Corp.	39,539	4,578,616
Alcoa Corp.	35,280	1,284,192
AptarGroup, Inc.	18,200	1,472,926
Ashland Global Holdings, Inc.	20,300	1,318,891
Avery Dennison Corp.	26,560	2,468,221
Axalta Coating Systems Ltd. *	57,600	1,814,400
Ball Corp.	97,752	4,095,809
Bemis Co., Inc.	28,149	1,192,673
Berry Global Group, Inc. *	36,100	2,024,488
Cabot Corp.	14,000	760,620
Celanese Corp., Series A	44,643	4,293,317
CF Industries Holdings, Inc.	70,560	2,070,936
Crown Holdings, Inc. *	47,376	2,817,451
E.I. du Pont de Nemours & Co.	273,217	22,461,170
Eagle Materials, Inc.	14,650	1,378,565
Eastman Chemical Co.	45,762	3,805,568
Ecolab, Inc.	83,128	10,945,464
FMC Corp.	43,504	3,322,836
Freeport-McMoRan, Inc. *	406,857	5,948,249
Graphic Packaging Holding Co.	104,500	1,378,355
Huntsman Corp.	55,500	1,477,410
International Flavors & Fragrances, Inc.	24,408	3,250,657
International Paper Co.	126,807	6,971,849
LyondellBasell Industries N.V., Class A	107,400	9,675,666
Martin Marietta Materials, Inc.	21,449	4,856,697
Monsanto Co.	136,534	15,949,902
NewMarket Corp.	2,800	1,288,308
Newmont Mining Corp.	162,928	6,056,034
Nucor Corp.	99,976	5,765,616
Olin Corp.	48,800	1,438,624
Packaging Corp. of America	29,030	3,178,204
Platform Specialty Products Corp. *	50,000	700,500
PPG Industries, Inc.	81,712	8,600,188
Security	Number of Shares	Value ($)
Praxair, Inc.	89,328	11,626,932
Reliance Steel & Aluminum Co.	19,922	1,441,556
Royal Gold, Inc.	20,400	1,767,864
RPM International, Inc.	44,600	2,313,402
Sealed Air Corp.	58,102	2,528,018
Sensient Technologies Corp.	13,500	1,003,860
Silgan Holdings, Inc.	20,000	606,000
Sonoco Products Co.	33,970	1,646,866
Steel Dynamics, Inc.	74,400	2,634,504
The Chemours Co.	55,300	2,632,833
The Dow Chemical Co.	350,256	22,500,445
The Mosaic Co.	97,795	2,360,771
The Scotts Miracle-Gro Co.	14,668	1,407,981
The Sherwin-Williams Co.	23,890	8,057,380
United States Steel Corp. (b)	46,300	1,087,587
Valvoline, Inc.	55,730	1,263,399
Vulcan Materials Co.	40,825	5,026,374
W.R. Grace & Co.	21,500	1,482,640
Westlake Chemical Corp.	14,000	985,040
WestRock Co.	77,542	4,452,462
		234,605,434

Media 3.1%
AMC Networks, Inc., Class A *	13,200	844,140
Cable One, Inc.	900	683,910
CBS Corp., Class B — Non Voting Shares	123,205	8,110,585
Charter Communications, Inc., Class A *	65,520	25,677,943
Cinemark Holdings, Inc.	34,600	1,345,940
Comcast Corp., Class A	1,454,246	58,824,251
Discovery Communications, Inc., Class A *	46,200	1,136,520
Discovery Communications, Inc., Class C *	48,100	1,112,553
DISH Network Corp., Class A *	67,372	4,313,829
Liberty Broadband Corp., Class C *	20,700	2,053,026
Liberty Global plc, Class A *	79,241	2,683,100
Liberty Global plc, Series C *	219,372	7,188,821
Liberty Media Corp. — Liberty SiriusXM, Class A *	30,446	1,404,474
Liberty Media Corp. — Liberty SiriusXM, Class C *	62,700	2,884,200
Lions Gate Entertainment Corp., Class B *	15,000	412,650
Live Nation Entertainment, Inc. *	45,500	1,695,785
News Corp., Class A	118,782	1,699,770
Omnicom Group, Inc.	73,888	5,817,941
Scripps Networks Interactive, Inc., Class A	30,900	2,700,969
Sirius XM Holdings, Inc. (b)	619,300	3,629,098
TEGNA, Inc.	73,854	1,095,255
The Interpublic Group of Cos., Inc.	127,164	2,748,014
The Madison Square Garden Co., Class A *	6,933	1,523,319
The Walt Disney Co.	445,260	48,947,432
Time Warner, Inc.	237,680	24,343,186
Twenty-First Century Fox, Inc., Class A	341,328	9,932,645
Twenty-First Century Fox, Inc., Class B	136,400	3,913,316
Viacom, Inc., Class B	106,546	3,720,586
		230,443,258

Pharmaceuticals, Biotechnology & Life Sciences 8.2%
AbbVie, Inc.	494,626	34,579,304
ACADIA Pharmaceuticals, Inc. *	28,800	857,376
Agilent Technologies, Inc.	99,131	5,927,043
Alexion Pharmaceuticals, Inc. *	70,304	9,655,551
Alkermes plc *	44,700	2,432,127
Allergan plc	103,377	26,085,118
Alnylam Pharmaceuticals, Inc. *	24,800	2,051,952
Amgen, Inc.	228,102	39,806,080
Bio-Rad Laboratories, Inc., Class A *	6,900	1,625,847
Bio-Techne Corp.	12,563	1,456,177
Biogen, Inc. *	67,455	19,534,294

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
BioMarin Pharmaceutical, Inc. *	49,600	4,351,408
Bristol-Myers Squibb Co.	506,839	28,839,139
Bruker Corp.	33,900	972,252
Catalent, Inc. *	29,900	1,037,530
Celgene Corp. *	242,540	32,842,341
Charles River Laboratories International, Inc. *	14,400	1,414,080
Eli Lilly & Co.	300,371	24,828,667
Exelixis, Inc. *	70,700	1,916,677
Gilead Sciences, Inc.	410,344	31,223,075
Illumina, Inc. *	45,900	7,979,715
Incyte Corp. *	51,800	6,904,422
Ionis Pharmaceuticals, Inc. *	37,900	1,985,960
Jazz Pharmaceuticals plc *	19,200	2,949,312
Johnson & Johnson	832,187	110,447,859
Mallinckrodt plc *	35,120	1,608,496
Merck & Co., Inc.	844,018	53,915,870
Mettler-Toledo International, Inc. *	8,800	5,043,104
Mylan N.V. *	137,100	5,345,529
Neurocrine Biosciences, Inc. *	24,300	1,167,129
OPKO Health, Inc. *(b)	110,000	709,500
PAREXEL International Corp. *	14,000	1,225,280
PerkinElmer, Inc.	32,300	2,126,309
Perrigo Co., plc	41,900	3,139,148
Pfizer, Inc.	1,842,351	61,092,359
PRA Health Sciences, Inc. *	6,800	505,920
Quintiles IMS Holdings, Inc. *	38,946	3,526,560
Regeneron Pharmaceuticals, Inc. *	24,400	11,995,528
Seattle Genetics, Inc. *	33,600	1,696,800
TESARO, Inc. *	10,500	1,340,430
Thermo Fisher Scientific, Inc.	123,798	21,730,263
United Therapeutics Corp. *	14,100	1,810,440
Vertex Pharmaceuticals, Inc. *	77,612	11,783,054
VWR Corp. *	25,700	848,100
Waters Corp. *	25,000	4,336,000
Zoetis, Inc.	154,700	9,671,844
		606,320,969

Real Estate 3.8%
Alexandria Real Estate Equities, Inc.	24,500	2,970,625
American Campus Communities, Inc.	44,400	2,128,536
American Homes 4 Rent, Class A	67,200	1,546,272
American Tower Corp.	133,189	18,157,656
Apartment Investment & Management Co., Class A	49,418	2,250,990
Apple Hospitality REIT, Inc.	46,300	854,698
AvalonBay Communities, Inc.	41,849	8,049,655
Boston Properties, Inc.	47,905	5,792,193
Brixmor Property Group, Inc.	66,100	1,294,899
Camden Property Trust	26,864	2,409,701
CBRE Group, Inc., Class A *	104,537	3,971,361
Colony NorthStar, Inc., Class A	170,200	2,491,728
CoreCivic, Inc.	57,700	1,598,290
Cousins Properties, Inc.	101,600	933,704
Crown Castle International Corp.	124,327	12,504,810
CubeSmart	50,100	1,235,466
CyrusOne, Inc.	20,000	1,194,200
DCT Industrial Trust, Inc.	27,600	1,554,984
DDR Corp.	91,800	935,442
Digital Realty Trust, Inc.	51,100	5,893,874
Douglas Emmett, Inc.	47,600	1,821,176
Duke Realty Corp.	104,537	2,988,713
DuPont Fabros Technology, Inc.	23,500	1,464,755
EPR Properties	17,000	1,230,460
Equinix, Inc.	23,262	10,484,881
Equity Commonwealth *	40,300	1,272,674
Equity LifeStyle Properties, Inc.	23,400	2,042,820
Equity Residential	111,372	7,579,978
Security	Number of Shares	Value ($)
Essex Property Trust, Inc.	20,929	5,477,119
Extra Space Storage, Inc.	40,600	3,227,700
Federal Realty Investment Trust	21,596	2,864,277
First Industrial Realty Trust, Inc.	37,400	1,141,448
Forest City Realty Trust, Inc., Class A	61,800	1,506,684
Gaming & Leisure Properties, Inc.	59,100	2,242,254
GGP, Inc.	187,700	4,243,897
Gramercy Property Trust	41,433	1,252,105
HCP, Inc.	144,480	4,572,792
Healthcare Realty Trust, Inc.	28,600	952,380
Healthcare Trust of America, Inc., Class A	55,800	1,706,922
Highwoods Properties, Inc.	31,600	1,628,032
Hospitality Properties Trust	52,081	1,513,474
Host Hotels & Resorts, Inc.	240,139	4,480,994
Hudson Pacific Properties, Inc.	44,412	1,453,161
Iron Mountain, Inc.	77,466	2,822,086
JBG SMITH Properties *	27,167	963,885
Jones Lang LaSalle, Inc.	18,800	2,391,736
Kilroy Realty Corp.	27,700	1,922,657
Kimco Realty Corp.	126,531	2,553,396
Lamar Advertising Co., Class A	26,170	1,846,817
LaSalle Hotel Properties	39,000	1,152,060
Liberty Property Trust	46,304	1,945,694
Life Storage, Inc.	14,900	1,088,296
Medical Properties Trust, Inc.	104,300	1,353,814
Mid-America Apartment Communities, Inc.	35,970	3,723,974
National Retail Properties, Inc.	43,000	1,719,140
Omega Healthcare Investors, Inc. (b)	71,900	2,271,321
Outfront Media, Inc.	50,000	1,143,500
Paramount Group, Inc.	48,500	793,945
Park Hotels & Resorts, Inc.	31,047	836,096
Prologis, Inc.	162,080	9,856,085
PS Business Parks, Inc.	5,000	672,300
Public Storage	46,709	9,601,969
Rayonier, Inc.	30,500	886,635
Realogy Holdings Corp.	63,300	2,101,560
Realty Income Corp.	86,400	4,929,984
Regency Centers Corp.	44,442	2,942,949
Retail Properties of America, Inc., Class A	70,400	931,392
Ryman Hospitality Properties, Inc.	15,500	970,145
SBA Communications Corp. *	38,300	5,268,165
Senior Housing Properties Trust	72,168	1,403,668
Simon Property Group, Inc.	97,150	15,398,275
SL Green Realty Corp.	31,851	3,289,253
Spirit Realty Capital, Inc.	96,700	766,831
STORE Capital Corp.	57,000	1,333,230
Sun Communities, Inc.	23,200	2,065,032
Sunstone Hotel Investors, Inc.	64,700	1,053,316
Tanger Factory Outlet Centers, Inc.	30,900	816,687
Taubman Centers, Inc.	19,800	1,126,026
The Howard Hughes Corp. *	11,500	1,446,815
The Macerich Co.	40,745	2,338,356
UDR, Inc.	85,262	3,332,892
Uniti Group, Inc.	56,900	1,456,640
Ventas, Inc.	107,029	7,208,403
VEREIT, Inc.	298,200	2,478,042
Vornado Realty Trust	54,334	4,311,403
Weingarten Realty Investors	43,602	1,415,321
Welltower, Inc.	111,421	8,177,187
Weyerhaeuser Co.	243,126	8,028,020
WP Carey, Inc.	27,000	1,849,770
		280,902,548

Retailing 5.0%
Advance Auto Parts, Inc.	22,622	2,533,890
Amazon.com, Inc. *	122,341	120,845,993
AutoNation, Inc. *	10,166	430,835
AutoZone, Inc. *	9,033	4,876,194

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Bed Bath & Beyond, Inc.	51,220	1,531,478
Best Buy Co., Inc.	85,826	5,007,089
Burlington Stores, Inc. *	14,500	1,261,935
Cabela's, Inc. *	6,300	358,974
CarMax, Inc. *	61,400	4,067,750
Dick's Sporting Goods, Inc.	26,700	996,978
Dollar General Corp.	83,200	6,253,312
Dollar Tree, Inc. *	71,418	5,147,809
Expedia, Inc.	36,404	5,696,134
Foot Locker, Inc.	40,809	1,925,777
Genuine Parts Co.	45,830	3,892,342
Kohl's Corp.	56,465	2,334,828
L Brands, Inc.	78,823	3,656,599
Liberty Interactive Corp., QVC Group, Class A *	117,208	2,805,959
Liberty Ventures, Series A *	26,808	1,624,029
LKQ Corp. *	99,600	3,442,176
Lowe's Cos., Inc.	273,436	21,163,946
Macy's, Inc.	93,676	2,224,805
Netflix, Inc. *	134,800	24,487,768
Nordstrom, Inc.	41,600	2,020,512
O'Reilly Automotive, Inc. *	27,466	5,611,304
Penske Automotive Group, Inc.	15,300	666,162
Pool Corp.	8,900	962,268
Ross Stores, Inc.	122,524	6,778,028
Sally Beauty Holdings, Inc. *	17,900	362,117
Signet Jewelers Ltd. (b)	24,300	1,486,188
Staples, Inc.	197,970	2,009,395
Target Corp.	180,562	10,232,449
The Gap, Inc.	72,255	1,721,837
The Home Depot, Inc.	372,035	55,656,436
The Michaels Cos., Inc. *	16,400	330,296
The Priceline Group, Inc. *	15,246	30,926,511
The TJX Cos., Inc.	202,290	14,223,010
Tiffany & Co.	33,573	3,206,557
Tractor Supply Co.	41,400	2,323,368
TripAdvisor, Inc. *	22,700	885,754
Ulta Salon, Cosmetics & Fragrance, Inc. *	19,900	4,999,079
Williams-Sonoma, Inc.	25,300	1,174,679
		372,142,550

Semiconductors & Semiconductor Equipment 3.4%
Advanced Micro Devices, Inc. *	236,200	3,214,682
Analog Devices, Inc.	113,653	8,979,723
Applied Materials, Inc.	346,689	15,361,790
Broadcom Ltd.	122,770	30,282,448
Cavium, Inc. *	15,000	929,100
Cirrus Logic, Inc. *	16,700	1,026,048
Cypress Semiconductor Corp.	105,500	1,498,100
First Solar, Inc. *	22,300	1,099,613
Integrated Device Technology, Inc. *	47,100	1,231,194
Intel Corp.	1,463,480	51,909,636
KLA-Tencor Corp.	47,638	4,412,708
Lam Research Corp.	48,319	7,704,948
Marvell Technology Group Ltd.	114,162	1,776,361
Maxim Integrated Products, Inc.	93,500	4,248,640
Microchip Technology, Inc.	68,648	5,494,586
Micron Technology, Inc. *	333,400	9,375,208
Microsemi Corp. *	35,700	1,859,256
MKS Instruments, Inc.	12,400	1,037,260
Monolithic Power Systems, Inc.	7,600	777,632
NVIDIA Corp.	182,499	29,657,912
ON Semiconductor Corp. *	126,800	1,895,660
Qorvo, Inc. *	36,300	2,488,728
QUALCOMM, Inc.	468,578	24,923,664
Skyworks Solutions, Inc.	59,900	6,281,713
Teradyne, Inc.	62,600	2,165,334
Security	Number of Shares	Value ($)
Texas Instruments, Inc.	314,775	25,616,389
Xilinx, Inc.	78,605	4,972,552
		250,220,885

Software & Services 13.3%
Accenture plc, Class A	195,400	25,171,428
Activision Blizzard, Inc.	204,638	12,642,536
Adobe Systems, Inc. *	155,313	22,751,801
Akamai Technologies, Inc. *	55,509	2,616,694
Alliance Data Systems Corp.	17,871	4,314,596
Alphabet, Inc., Class A *	92,588	87,541,954
Alphabet, Inc., Class C *	91,832	85,449,676
Amdocs Ltd.	46,200	3,103,254
ANSYS, Inc. *	27,400	3,549,670
Aspen Technology, Inc. *	24,400	1,387,628
Autodesk, Inc. *	66,472	7,364,433
Automatic Data Processing, Inc.	143,151	17,022,085
Booz Allen Hamilton Holding Corp.	38,600	1,323,980
Broadridge Financial Solutions, Inc.	36,400	2,761,304
CA, Inc.	88,681	2,752,658
Cadence Design Systems, Inc. *	92,587	3,416,460
Cars.com, Inc. *	24,618	598,217
CDK Global, Inc.	51,400	3,381,092
Citrix Systems, Inc. *	48,200	3,806,836
Cognizant Technology Solutions Corp., Class A	191,832	13,297,794
CoStar Group, Inc. *	10,600	2,920,830
CSRA, Inc.	42,331	1,380,414
DST Systems, Inc.	21,960	1,205,604
DXC Technology Co.	88,604	6,944,782
eBay, Inc. *	325,470	11,629,043
Electronic Arts, Inc. *	98,381	11,484,998
EPAM Systems, Inc. *	8,000	687,440
Euronet Worldwide, Inc. *	11,600	1,120,676
Facebook, Inc., Class A *	729,300	123,434,025
Fair Isaac Corp.	9,300	1,325,715
Fidelity National Information Services, Inc.	98,108	8,949,412
First Data Corp., Class A *	44,000	821,040
Fiserv, Inc. *	70,978	9,120,673
FleetCor Technologies, Inc. *	33,100	5,033,186
Fortinet, Inc. *	44,600	1,646,186
Gartner, Inc. *	26,400	3,387,648
Genpact Ltd.	44,550	1,291,950
Global Payments, Inc.	47,099	4,444,733
GrubHub, Inc. *	20,000	922,600
Guidewire Software, Inc. *	19,000	1,371,040
IAC/InterActiveCorp *	25,730	2,692,130
International Business Machines Corp.	265,740	38,444,606
Intuit, Inc.	80,144	10,996,558
j2 Global, Inc.	13,900	1,176,357
Jack Henry & Associates, Inc.	24,200	2,597,144
Leidos Holdings, Inc.	36,700	1,961,248
Manhattan Associates, Inc. *	15,200	671,840
MasterCard, Inc., Class A	291,210	37,216,638
MAXIMUS, Inc.	16,000	965,760
Microsoft Corp.	2,384,438	173,348,643
Nuance Communications, Inc. *	69,700	1,205,810
Oracle Corp.	926,410	46,255,651
Paychex, Inc.	102,528	5,931,245
PayPal Holdings, Inc. *	348,370	20,397,063
Proofpoint, Inc. *	13,000	1,108,120
PTC, Inc. *	39,700	2,191,043
Red Hat, Inc. *	57,283	5,663,570
Sabre Corp.	40,700	900,691
salesforce.com, Inc. *	203,040	18,436,032
Science Applications International Corp.	10,900	767,469
ServiceNow, Inc. *	50,800	5,610,860
Splunk, Inc. *	40,400	2,424,404

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
SS&C Technologies Holdings, Inc.	49,000	1,899,240
Symantec Corp.	196,689	6,095,392
Synopsys, Inc. *	48,700	3,728,959
Take-Two Interactive Software, Inc. *	30,100	2,392,348
Teradata Corp. *	35,844	1,140,556
The Ultimate Software Group, Inc. *	8,900	2,008,819
The Western Union Co.	163,440	3,227,940
Total System Services, Inc.	55,100	3,496,646
Twitter, Inc. *	170,700	2,746,563
Tyler Technologies, Inc. *	9,300	1,597,833
Vantiv, Inc., Class A *	51,300	3,260,115
VeriSign, Inc. *	29,605	2,995,138
Visa, Inc., Class A	573,400	57,087,704
VMware, Inc., Class A *	24,100	2,234,311
WEX, Inc. *	13,100	1,423,708
Workday, Inc., Class A *	38,800	3,961,868
Yelp, Inc. *	14,900	484,697
Zillow Group, Inc., Class C *	25,000	1,129,000
		985,249,810

Technology Hardware & Equipment 5.5%
Amphenol Corp., Class A	92,240	7,067,429
Apple, Inc.	1,613,074	239,912,496
Arista Networks, Inc. *	10,800	1,612,332
ARRIS International plc *	55,100	1,540,596
Arrow Electronics, Inc. *	28,800	2,341,152
Avnet, Inc.	42,546	1,632,915
Belden, Inc.	10,000	719,400
Brocade Communications Systems, Inc.	127,300	1,607,799
CDW Corp.	42,900	2,721,147
Ciena Corp. *	46,900	1,207,675
Cisco Systems, Inc.	1,554,615	48,892,642
Cognex Corp.	26,700	2,538,102
Coherent, Inc. *	7,300	1,934,500
CommScope Holding Co., Inc. *	59,700	2,195,766
Corning, Inc.	307,163	8,950,730
F5 Networks, Inc. *	23,200	2,801,400
Finisar Corp. *	35,600	969,032
FLIR Systems, Inc.	38,200	1,425,624
Harris Corp.	38,807	4,442,237
Hewlett Packard Enterprise Co.	538,668	9,432,077
HP, Inc.	541,668	10,345,859
IPG Photonics Corp. *	12,900	1,969,056
Jabil, Inc.	62,300	1,900,150
Juniper Networks, Inc.	110,994	3,102,282
Keysight Technologies, Inc. *	49,100	2,042,069
Littelfuse, Inc.	6,000	1,081,080
Motorola Solutions, Inc.	49,912	4,526,020
National Instruments Corp.	31,200	1,283,568
NCR Corp. *	38,744	1,466,460
NetApp, Inc.	88,200	3,829,644
Palo Alto Networks, Inc. *	27,300	3,597,594
Seagate Technology plc	92,137	3,036,836
SYNNEX Corp.	9,300	1,105,956
TE Connectivity Ltd.	108,600	8,730,354
Trimble, Inc. *	74,000	2,769,820
Ubiquiti Networks, Inc. *(b)	7,600	414,200
ViaSat, Inc. *	13,600	898,824
Western Digital Corp.	86,893	7,396,332
Xerox Corp.	73,261	2,246,915
Zebra Technologies Corp., Class A *	16,500	1,678,380
		407,366,450

Telecommunication Services 2.1%
AT&T, Inc.	1,907,041	74,374,599
CenturyLink, Inc.	165,511	3,851,441
Frontier Communications Corp. (b)	15,446	236,478
Security	Number of Shares	Value ($)
Level 3 Communications, Inc. *	91,920	5,393,866
Sprint Corp. *	200,000	1,596,000
T-Mobile US, Inc. *	90,900	5,604,894
Verizon Communications, Inc.	1,261,257	61,044,839
Zayo Group Holdings, Inc. *	30,900	1,013,211
		153,115,328

Transportation 2.1%
Alaska Air Group, Inc.	38,800	3,306,924
AMERCO	2,000	777,120
American Airlines Group, Inc.	151,900	7,661,836
Avis Budget Group, Inc. *	34,800	1,071,144
C.H. Robinson Worldwide, Inc.	43,348	2,843,629
CSX Corp.	294,626	14,536,847
Delta Air Lines, Inc.	237,500	11,723,000
Expeditors International of Washington, Inc.	59,698	3,515,018
FedEx Corp.	77,828	16,190,559
Genesee & Wyoming, Inc., Class A *	16,600	1,081,656
JB Hunt Transport Services, Inc.	26,491	2,402,998
JetBlue Airways Corp. *	75,900	1,664,487
Kansas City Southern	33,100	3,415,589
Kirby Corp. *	14,100	858,690
Landstar System, Inc.	8,500	706,775
Macquarie Infrastructure Corp.	23,100	1,751,211
Norfolk Southern Corp.	93,086	10,479,622
Old Dominion Freight Line, Inc.	19,400	1,860,654
Ryder System, Inc.	16,964	1,234,301
Southwest Airlines Co.	195,288	10,840,437
Spirit Airlines, Inc. *	9,000	349,650
Union Pacific Corp.	250,724	25,814,543
United Continental Holdings, Inc. *	94,182	6,374,238
United Parcel Service, Inc., Class B	208,635	23,010,354
XPO Logistics, Inc. *	21,850	1,313,403
		154,784,685

Utilities 3.2%
AES Corp.	196,502	2,196,892
Alliant Energy Corp.	74,800	3,031,644
Ameren Corp.	78,585	4,408,618
American Electric Power Co., Inc.	153,071	10,797,628
American Water Works Co., Inc.	54,500	4,419,950
Aqua America, Inc.	58,917	1,966,649
Atmos Energy Corp.	30,718	2,665,094
Avangrid, Inc.	13,000	590,460
Black Hills Corp.	15,500	1,079,730
Calpine Corp. *	105,900	1,522,842
CenterPoint Energy, Inc.	133,911	3,774,951
CMS Energy Corp.	85,733	3,964,294
Consolidated Edison, Inc.	89,906	7,449,611
Dominion Energy, Inc.	200,608	15,482,925
DTE Energy Co.	55,897	5,984,333
Duke Energy Corp.	213,295	18,155,670
Edison International	99,454	7,825,041
Entergy Corp.	57,362	4,400,813
Eversource Energy	101,312	6,158,756
Exelon Corp.	284,519	10,908,458
FirstEnergy Corp.	127,391	4,065,047
Great Plains Energy, Inc.	64,500	1,990,470
Hawaiian Electric Industries, Inc.	31,000	1,022,690
IDACORP, Inc.	19,800	1,709,928
MDU Resources Group, Inc.	64,217	1,692,118
National Fuel Gas Co.	28,047	1,660,663
NextEra Energy, Inc.	145,308	21,228,046
NiSource, Inc.	95,880	2,498,633
NRG Energy, Inc.	98,800	2,432,456
OGE Energy Corp.	66,760	2,394,014

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
ONE Gas, Inc.	16,000	1,164,480
PG&E Corp.	158,237	10,711,063
Pinnacle West Capital Corp.	32,687	2,834,944
Portland General Electric Co.	27,200	1,215,568
PPL Corp.	211,761	8,116,799
Public Service Enterprise Group, Inc.	156,372	7,032,049
SCANA Corp.	44,531	2,866,460
Sempra Energy	82,678	9,343,441
Southwest Gas Holdings, Inc.	14,200	1,137,420
The Southern Co.	306,618	14,696,201
UGI Corp.	50,172	2,532,181
Vectren Corp.	22,800	1,370,508
WEC Energy Group, Inc.	96,477	6,075,157
Westar Energy, Inc.	42,300	2,146,725
WGL Holdings, Inc.	13,000	1,114,360
Xcel Energy, Inc.	160,409	7,588,950
		237,424,730
Total Common Stock
(Cost $1,982,840,377)		7,351,555,688

Other Investment Companies 1.0% of net assets

Money Market Fund 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.94% (c)	51,843,357	51,843,357

Securities Lending Collateral 0.3%
Wells Fargo Government Money Market Fund, Select Class 0.89% (c)	20,307,578	20,307,578
Total Other Investment Companies
(Cost $72,150,935)		72,150,935

End of Investments.

At 07/31/17, the tax basis cost of the fund's investments was $2,063,938,175 and the unrealized appreciation and depreciation were $5,377,143,844 and ($17,375,396), respectively, with a net unrealized appreciation of $5,359,768,448.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $19,811,863.
(c)	The rate shown is the 7-day yield.

REIT –	Real Estate Investment Trust
In addition to the above, the fund held the following at July 31, 2017:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 09/15/17	280	34,552,000	302,371

The following is a summary of the inputs used to value the fund's investments as of July 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$7,351,555,688	$—	$—	$7,351,555,688
Other Investment Companies[1]	72,150,935	—	—	72,150,935
Total	$7,423,706,623	$—	$—	$7,423,706,623
Other Financial Instruments
Futures Contracts[2]	$302,371	$—	$—	$302,371
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2017.

Schwab Capital Trust
Schwab Small-Cap Index Fund®

Portfolio Holdings as of July 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
99.3%	Common Stock	2,319,199,537	3,288,862,137
0.0%	Rights	250,273	631,894
3.2%	Other Investment Company	103,737,295	103,737,295
0.5%	Short-Term Investment	17,395,724	17,395,724
103.0%	Total Investments	2,440,582,829	3,410,627,050
(3.0%)	Other Assets and Liabilities, Net		(99,177,269)
100.0%	Net Assets		3,311,449,781

Security	Number of Shares	Value ($)
Common Stock 99.3% of net assets

Automobiles & Components 1.2%
American Axle & Manufacturing Holdings, Inc. *	136,050	2,005,377
Cooper Tire & Rubber Co.	89,799	3,282,154
Cooper-Standard Holding, Inc. *	29,200	2,985,992
Dana, Inc.	241,429	5,726,696
Dorman Products, Inc. *	47,400	3,700,992
Fox Factory Holding Corp. *	58,400	2,245,480
Gentherm, Inc. *	63,900	2,137,455
Horizon Global Corp. *	35,700	497,658
LCI Industries	41,800	4,462,150
Modine Manufacturing Co. *	79,100	1,285,375
Motorcar Parts of America, Inc. *	31,200	872,664
Shiloh Industries, Inc. *	15,500	115,010
Standard Motor Products, Inc.	35,200	1,773,376
Stoneridge, Inc. *	42,600	650,076
Superior Industries International, Inc.	37,500	733,125
Tenneco, Inc.	91,928	5,083,618
Tower International, Inc.	32,900	812,630
VOXX International Corp. *	34,500	231,150
Winnebago Industries, Inc.	53,000	1,950,400
		40,551,378

Banks 12.6%
1st Source Corp.	26,203	1,286,567
Access National Corp.	23,724	630,821
ACNB Corp.	8,600	244,670
Allegiance Bancshares, Inc. *	22,100	829,855
American National Bankshares, Inc.	15,700	592,675
Ameris Bancorp	61,200	2,802,960
Ames National Corp.	15,500	458,800
Arrow Financial Corp.	19,794	645,284
ASB Bancorp, Inc. *	4,500	198,900
Astoria Financial Corp.	153,200	3,091,576
Atlantic Capital Bancshares, Inc. *	36,400	702,520
Banc of California, Inc.	72,800	1,496,040
BancFirst Corp.	14,216	1,517,558
Banco Latinoamericano de Comercio Exterior, S.A., Class E	50,257	1,322,262
BancorpSouth, Inc.	143,600	4,315,180
Bank Mutual Corp.	71,800	714,410
Security	Number of Shares	Value ($)
Bank of Commerce Holdings	27,300	282,555
Bank of Marin Bancorp	12,100	806,465
BankFinancial Corp.	28,200	422,436
Bankwell Financial Group, Inc.	7,700	252,637
Banner Corp.	53,757	3,105,542
Bar Harbor Bankshares	24,957	696,051
BCB Bancorp, Inc.	16,300	244,500
Bear State Financial, Inc.	31,000	287,680
Beneficial Bancorp, Inc.	113,011	1,762,972
Berkshire Hills Bancorp, Inc.	57,900	2,150,985
Blue Hills Bancorp, Inc.	43,900	831,905
BofI Holding, Inc. *(a)	103,080	2,872,840
Boston Private Financial Holdings, Inc.	141,600	2,173,560
Bridge Bancorp, Inc.	31,400	1,020,500
Brookline Bancorp, Inc.	136,022	2,019,927
Bryn Mawr Bank Corp.	27,200	1,154,640
BSB Bancorp, Inc. *	15,267	451,140
C&F Financial Corp.	4,700	234,060
Cadence BanCorp *	16,800	383,712
Camden National Corp.	25,550	1,073,100
Capital Bank Financial Corp., Class A	50,419	1,915,922
Capital City Bank Group, Inc.	15,300	326,808
Capitol Federal Financial, Inc.	218,857	3,120,901
Capstar Financial Holdings, Inc. *	15,100	265,760
Carolina Financial Corp.	21,200	713,168
Cathay General Bancorp	126,726	4,745,889
CenterState Banks, Inc.	88,400	2,209,116
Central Pacific Financial Corp.	49,100	1,518,663
Central Valley Community Bancorp	13,500	296,730
Century Bancorp, Inc., Class A	4,700	313,490
Charter Financial Corp.	24,859	446,965
Chemical Financial Corp.	118,263	5,699,094
Chemung Financial Corp.	4,500	182,250
Citizens & Northern Corp.	20,300	468,524
City Holding Co.	27,800	1,824,514
Civista Bancshares, Inc.	17,000	347,650
Clifton Bancorp, Inc.	38,861	648,590
CNB Financial Corp.	20,700	545,652
CoBiz Financial, Inc.	60,600	1,066,560
Codorus Valley Bancorp, Inc.	10,920	305,323
Columbia Banking System, Inc.	97,400	3,880,416
Commerce Union Bancshares, Inc. (a)	11,700	286,533
Community Bank System, Inc.	81,696	4,485,110
Community Bankers Trust Corp. *	37,200	319,920
Community Trust Bancorp, Inc.	25,180	1,087,776
ConnectOne Bancorp, Inc.	54,740	1,231,650
County Bancorp, Inc.	7,500	187,425
CU Bancorp *	30,200	1,114,380
Customers Bancorp, Inc. *	45,950	1,371,607
CVB Financial Corp.	174,119	3,750,523
Dime Community Bancshares, Inc.	50,600	1,052,480
DNB Financial Corp.	5,800	199,810
Eagle Bancorp, Inc. *	52,980	3,308,601
Entegra Financial Corp. *	10,100	233,310
Enterprise Bancorp, Inc.	14,531	491,002
Enterprise Financial Services Corp.	39,000	1,542,450
Equity Bancshares, Inc., Class A *	18,500	639,545

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
ESSA Bancorp, Inc.	12,500	184,375
Essent Group Ltd. *	127,900	4,913,918
Evans Bancorp, Inc.	7,900	321,925
Farmers & Merchants Bancorp, Inc. (a)	7,600	453,340
Farmers Capital Bank Corp.	13,815	518,753
Farmers National Banc Corp.	50,500	694,375
FB Financial Corp. *	11,300	388,381
FCB Financial Holdings, Inc., Class A *	58,469	2,756,813
Federal Agricultural Mortgage Corp., Class C	16,800	1,151,808
Fidelity Southern Corp.	34,748	731,793
Financial Institutions, Inc.	22,900	673,260
First BanCorp *	276,000	1,617,360
First Bancorp (North Carolina)	40,300	1,261,390
First Bancorp, Inc.	18,296	492,894
First Busey Corp.	59,276	1,733,230
First Business Financial Services, Inc.	11,600	246,616
First Citizens BancShares, Inc., Class A	12,941	4,762,547
First Commonwealth Financial Corp.	163,829	2,134,692
First Community Bancshares, Inc.	24,600	669,612
First Connecticut Bancorp, Inc.	23,900	611,840
First Defiance Financial Corp.	16,300	843,525
First Financial Bancorp	105,289	2,695,398
First Financial Bankshares, Inc.	109,662	4,742,881
First Financial Corp.	17,700	815,085
First Financial Northwest, Inc.	10,300	169,023
First Foundation, Inc. *	51,200	887,808
First Guaranty Bancshares, Inc.	7,200	195,768
First Internet Bancorp	7,900	260,305
First Interstate BancSystem, Inc., Class A	41,008	1,498,842
First Merchants Corp.	71,800	2,903,592
First Mid-Illinois Bancshares, Inc.	18,900	691,551
First Midwest Bancorp, Inc.	169,363	3,761,552
First Northwest Bancorp *	15,400	234,850
Flagstar Bancorp, Inc. *	33,700	1,097,272
Flushing Financial Corp.	47,500	1,355,175
FNB Bancorp (a)	8,700	239,946
Franklin Financial Network, Inc. *	23,164	800,316
Fulton Financial Corp.	293,549	5,357,269
German American Bancorp, Inc.	35,700	1,279,131
Glacier Bancorp, Inc.	128,611	4,491,096
Great Southern Bancorp, Inc.	16,300	846,785
Great Western Bancorp, Inc.	101,817	3,971,881
Green Bancorp, Inc. *	39,100	877,795
Greene County Bancorp, Inc.	7,200	176,400
Guaranty Bancorp	38,920	1,037,218
Guaranty Bancshares, Inc.	6,100	185,501
Hancock Holding Co.	144,326	6,638,996
Hanmi Financial Corp.	51,600	1,478,340
HarborOne Bancorp, Inc. *	25,100	486,438
Heartland Financial USA, Inc.	41,300	1,945,230
Heritage Commerce Corp.	52,500	729,225
Heritage Financial Corp.	45,545	1,238,824
Hilltop Holdings, Inc.	131,413	3,289,267
Hingham Institution for Savings	2,496	441,542
Home Bancorp, Inc.	7,300	295,796
Home BancShares, Inc.	215,960	5,355,808
HomeStreet, Inc. *	48,622	1,276,328
HomeTrust Bancshares, Inc. *	29,400	710,010
Hope Bancorp, Inc.	226,679	3,996,351
Horizon Bancorp	37,250	982,283
Howard Bancorp, Inc. *	15,200	298,680
IBERIABANK Corp.	86,175	6,967,249
Impac Mortgage Holdings, Inc. *	12,642	185,964
Independent Bank Corp., Massachusetts	43,800	3,125,130
Independent Bank Corp., Michigan	33,600	712,320
Independent Bank Group, Inc.	30,000	1,810,500
International Bancshares Corp.	90,360	3,198,744
Investar Holding Corp.	13,900	314,835
Security	Number of Shares	Value ($)
Investors Bancorp, Inc.	442,714	5,879,242
Kearny Financial Corp.	144,832	2,114,547
Lakeland Bancorp, Inc.	75,197	1,455,062
Lakeland Financial Corp.	39,000	1,794,000
LCNB Corp.	12,200	244,610
LegacyTexas Financial Group, Inc.	79,500	3,078,240
LendingTree, Inc. *	10,600	2,338,360
Live Oak Bancshares, Inc.	30,100	760,025
Macatawa Bank Corp.	39,500	381,175
MainSource Financial Group, Inc.	38,144	1,332,751
Malvern Bancorp, Inc. *	10,500	260,400
MB Financial, Inc.	134,587	5,504,608
MBT Financial Corp.	27,100	260,160
Mercantile Bank Corp.	25,300	805,046
Meridian Bancorp, Inc.	85,044	1,501,027
Meta Financial Group, Inc.	15,600	1,112,280
MGIC Investment Corp. *	629,945	7,351,458
Middlefield Banc Corp.	4,700	219,725
Midland States Bancorp, Inc.	25,700	816,232
MidSouth Bancorp, Inc.	16,200	182,250
MidWestOne Financial Group, Inc.	18,800	647,096
MutualFirst Financial, Inc.	8,100	282,690
National Bank Holdings Corp., Class A	41,100	1,402,743
National Bankshares, Inc.	9,300	358,050
National Commerce Corp. *	15,032	602,783
Nationstar Mortgage Holdings, Inc. *	55,597	991,295
NBT Bancorp, Inc.	76,523	2,765,541
Nicolet Bankshares, Inc. *	14,900	807,133
NMI Holdings, Inc., Class A *	90,100	1,063,180
Northeast Bancorp	12,600	270,900
Northfield Bancorp, Inc.	76,986	1,292,595
Northrim BanCorp, Inc.	10,000	291,500
Northwest Bancshares, Inc.	159,109	2,561,655
Norwood Financial Corp.	6,800	291,312
OceanFirst Financial Corp.	51,500	1,394,620
Ocwen Financial Corp. *	157,909	453,199
OFG Bancorp	80,900	813,045
Ohio Valley Banc Corp. (a)	7,400	250,490
Old Line Bancshares, Inc.	12,300	333,084
Old National Bancorp	222,609	3,628,527
Old Point Financial Corp.	6,400	205,568
Old Second Bancorp, Inc.	57,224	678,104
Opus Bank	34,942	831,620
Oritani Financial Corp.	59,950	995,170
Orrstown Financial Services, Inc.	11,100	277,500
Pacific Continental Corp.	32,400	822,960
Pacific Mercantile Bancorp *	21,300	168,270
Pacific Premier Bancorp, Inc. *	65,753	2,360,533
Paragon Commercial Corp. *	7,100	375,732
Park National Corp.	22,753	2,247,314
Park Sterling Corp.	85,000	987,700
Parke Bancorp, Inc.	9,400	189,880
PCSB Financial Corp. *	28,400	492,456
Peapack-Gladstone Financial Corp.	27,300	853,671
Penns Woods Bancorp, Inc.	7,100	304,235
PennyMac Financial Services, Inc., Class A *	29,800	518,520
People's Utah Bancorp	24,800	689,440
Peoples Bancorp of North Carolina, Inc.	7,500	237,150
Peoples Bancorp, Inc.	28,000	912,800
Peoples Financial Services Corp.	11,100	474,747
PHH Corp. *	97,563	1,344,418
Preferred Bank	19,800	1,111,770
Premier Financial Bancorp, Inc.	13,310	252,890
Provident Bancorp, Inc. *	8,700	181,395
Provident Financial Holdings, Inc.	7,600	144,400
Provident Financial Services, Inc.	100,451	2,663,961
Prudential Bancorp, Inc. (a)	12,900	221,493
QCR Holdings, Inc.	22,062	1,013,749

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Radian Group, Inc.	369,340	6,433,903
Renasant Corp.	73,266	3,105,746
Republic Bancorp, Inc., Class A	16,100	577,990
Republic First Bancorp, Inc. *	81,400	724,460
Riverview Bancorp, Inc.	32,500	246,675
S&T Bancorp, Inc.	60,681	2,298,596
Sandy Spring Bancorp, Inc.	42,800	1,713,712
Seacoast Banking Corp. of Florida *	66,820	1,561,583
ServisFirst Bancshares, Inc.	77,480	2,815,623
Shore Bancshares, Inc.	18,700	315,843
SI Financial Group, Inc.	13,600	210,120
Sierra Bancorp	21,200	580,880
Simmons First National Corp., Class A	50,284	2,742,992
SmartFinancial, Inc. *	12,700	318,389
South State Corp.	47,863	4,008,526
Southern First Bancshares, Inc. *	8,800	324,280
Southern Missouri Bancorp, Inc.	7,800	252,798
Southern National Bancorp of Virginia, Inc.	35,100	593,892
Southside Bancshares, Inc.	46,231	1,605,603
Southwest Bancorp, Inc.	32,600	850,860
State Bank Financial Corp.	68,200	1,872,090
Sterling Bancorp	219,405	5,068,255
Stock Yards Bancorp, Inc.	35,430	1,270,166
Stonegate Bank	23,300	1,084,615
Summit Financial Group, Inc.	21,700	472,843
Sun Bancorp, Inc.	17,780	432,943
Sunshine Bancorp, Inc. *	12,800	292,480
Territorial Bancorp, Inc.	12,200	367,586
Texas Capital Bancshares, Inc. *	83,200	6,518,720
The Bancorp, Inc. *	81,300	630,075
The Bank of NT Butterfield & Son Ltd.	89,300	3,044,237
The Community Financial Corp. (a)	7,000	259,770
The First Bancshares, Inc.	14,200	394,050
The First of Long Island Corp.	41,450	1,158,528
Timberland Bancorp, Inc.	10,500	283,080
Tompkins Financial Corp.	26,342	2,073,379
Towne Bank	92,256	2,887,613
TriCo Bancshares	40,200	1,483,380
TriState Capital Holdings, Inc. *	34,900	802,700
Triumph Bancorp, Inc. *	29,300	832,120
TrustCo Bank Corp.	147,155	1,221,387
Trustmark Corp.	111,477	3,562,805
Two River Bancorp	12,900	235,812
UMB Financial Corp.	77,600	5,405,616
Umpqua Holdings Corp.	376,388	6,978,234
Union Bankshares Corp.	69,268	2,139,689
Union Bankshares, Inc. (a)	5,900	258,715
United Bankshares, Inc.	173,256	5,977,332
United Community Banks, Inc.	125,100	3,472,776
United Community Financial Corp.	93,600	861,120
United Financial Bancorp, Inc.	90,007	1,628,227
United Security Bancshares	23,200	218,080
Unity Bancorp, Inc.	13,800	255,300
Univest Corp. of Pennsylvania	45,175	1,377,837
Valley National Bancorp	431,970	5,131,804
Veritex Holdings, Inc. *	25,500	679,575
Walker & Dunlop, Inc. *	47,945	2,409,236
Washington Federal, Inc.	148,601	4,970,703
Washington Trust Bancorp, Inc.	24,100	1,312,245
WashingtonFirst Bankshares, Inc.	18,200	623,168
Waterstone Financial, Inc.	45,557	858,749
WesBanco, Inc.	70,795	2,706,493
West Bancorp, Inc.	28,900	664,700
Westamerica Bancorp	43,900	2,402,208
Western New England Bancorp, Inc.	39,100	389,045
Wintrust Financial Corp.	95,366	7,182,013
Security	Number of Shares	Value ($)
WSFS Financial Corp.	50,300	2,271,045
Xenith Bankshares, Inc. *	12,710	358,168
		415,947,404

Capital Goods 9.3%
AAON, Inc.	68,187	2,304,721
AAR Corp.	55,520	2,076,448
Actuant Corp., Class A	102,623	2,483,477
Advanced Drainage Systems, Inc.	61,715	1,268,243
Aegion Corp. *	54,400	1,302,336
Aerojet Rocketdyne Holdings, Inc. *	113,500	2,661,575
Aerovironment, Inc. *	36,400	1,375,556
Aircastle Ltd.	77,600	1,826,704
Alamo Group, Inc.	15,800	1,469,558
Albany International Corp., Class A	47,500	2,541,250
Allied Motion Technologies, Inc.	7,974	235,951
Altra Industrial Motion Corp.	48,100	2,142,855
Ameresco, Inc., Class A *	27,700	181,435
American Railcar Industries, Inc. (a)	11,431	420,318
American Woodmark Corp. *	24,300	2,385,045
Apogee Enterprises, Inc.	46,500	2,422,185
Applied Industrial Technologies, Inc.	64,110	3,622,215
Argan, Inc.	23,200	1,495,240
Armstrong Flooring, Inc. *	45,700	793,352
Astec Industries, Inc.	35,295	1,774,280
Astronics Corp. *	36,792	1,076,166
Atkore International Group, Inc. *	54,100	1,126,362
Axon Enterprise, Inc. *(a)	90,000	2,213,100
AZZ, Inc.	42,200	2,139,540
Babcock & Wilcox Enterprises, Inc. *	90,700	952,350
Barnes Group, Inc.	85,240	5,129,743
Beacon Roofing Supply, Inc. *	101,182	4,647,289
Blue Bird Corp. *	7,000	124,250
BMC Stock Holdings, Inc. *	108,300	2,382,600
Briggs & Stratton Corp.	69,593	1,629,868
Builders FirstSource, Inc. *	162,400	2,544,808
Caesarstone Ltd. *	36,900	1,295,190
CAI International, Inc. *	31,500	826,245
Chart Industries, Inc. *	54,702	1,859,868
Chicago Bridge & Iron Co., N.V. (a)	167,700	3,142,698
CIRCOR International, Inc.	29,500	1,476,770
Columbus McKinnon Corp.	30,600	789,480
Comfort Systems USA, Inc.	62,300	2,074,590
Commercial Vehicle Group, Inc. *	42,400	372,272
Continental Building Products, Inc. *	68,644	1,510,168
CSW Industrials, Inc. *	25,700	1,003,585
Cubic Corp.	42,015	2,002,015
Curtiss-Wright Corp.	73,740	7,110,011
DigitalGlobe, Inc. *	105,027	3,665,442
DMC Global, Inc.	22,100	307,190
Douglas Dynamics, Inc.	35,800	1,138,440
Ducommun, Inc. *	21,000	608,160
DXP Enterprises, Inc. *	24,700	706,173
Dycom Industries, Inc. *	51,757	4,689,184
EMCOR Group, Inc.	99,097	6,689,047
Encore Wire Corp.	32,995	1,471,577
Energous Corp. *	35,700	525,861
Energy Recovery, Inc. *	53,600	407,360
EnerSys	74,574	5,389,463
Engility Holdings, Inc. *	28,234	823,586
EnPro Industries, Inc.	34,800	2,680,296
EnviroStar, Inc.	7,900	200,265
ESCO Technologies, Inc.	44,869	2,768,417
Esterline Technologies Corp. *	44,442	4,288,653
Federal Signal Corp.	94,400	1,746,400
Foundation Building Materials, Inc. *	24,400	294,264
Franklin Electric Co., Inc.	76,136	3,075,894
FreightCar America, Inc.	17,700	290,988

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
GATX Corp.	66,900	4,136,427
Gencor Industries, Inc. *	11,550	185,378
Generac Holdings, Inc. *	104,725	3,766,958
General Cable Corp.	84,076	1,622,667
Gibraltar Industries, Inc. *	55,000	1,641,750
Global Brass & Copper Holdings, Inc.	35,900	1,150,595
GMS, Inc. *	38,500	1,155,770
Graham Corp.	15,200	304,152
Granite Construction, Inc.	65,800	3,225,516
Great Lakes Dredge & Dock Corp. *	85,200	336,540
Griffon Corp.	48,800	1,000,400
H&E Equipment Services, Inc.	52,600	1,187,182
Hardinge, Inc.	18,000	217,800
Harsco Corp. *	129,000	1,993,050
HC2 Holdings, Inc. *	85,100	511,451
Herc Holdings, Inc. *	40,200	1,824,276
Hillenbrand, Inc.	103,900	3,740,400
Hurco Cos., Inc.	8,600	283,370
Huttig Building Products, Inc. *	40,100	285,913
Hyster-Yale Materials Handling, Inc.	18,154	1,286,392
IES Holdings, Inc. *	12,900	219,300
Insteel Industries, Inc.	33,500	881,720
JELD-WEN Holding, Inc. *	37,200	1,214,580
John Bean Technologies Corp.	54,233	5,011,129
Kadant, Inc.	18,500	1,443,925
Kaman Corp.	47,755	2,441,236
KBR, Inc.	238,100	3,552,452
Kennametal, Inc.	136,000	5,018,400
KLX, Inc. *	88,594	4,599,800
Kratos Defense & Security Solutions, Inc. *	125,900	1,385,530
L.B. Foster Co., Class A	14,200	249,920
Lawson Products, Inc. *	8,900	205,145
Layne Christensen Co. *	30,400	321,936
Lindsay Corp.	17,866	1,637,776
LSI Industries, Inc.	34,500	288,765
Lydall, Inc. *	26,600	1,316,700
Masonite International Corp. *	51,500	3,998,975
MasTec, Inc. *	110,173	5,089,993
Mercury Systems, Inc. *	80,901	3,552,363
Meritor, Inc. *	139,938	2,418,129
Milacron Holdings Corp. *	74,800	1,344,904
Miller Industries, Inc.	15,800	412,380
Moog, Inc., Class A *	53,157	3,950,628
MRC Global, Inc. *	148,078	2,419,595
Mueller Industries, Inc.	97,169	3,060,824
Mueller Water Products, Inc., Class A	264,500	3,068,200
MYR Group, Inc. *	23,800	757,078
National Presto Industries, Inc.	8,500	961,350
Navistar International Corp. *	81,107	2,495,662
NCI Building Systems, Inc. *	67,700	1,218,600
Neff Corp., Class A *	11,400	239,400
Nexeo Solutions, Inc. *	43,100	359,023
NN, Inc.	46,617	1,291,291
Northwest Pipe Co. *	15,700	237,227
NOW, Inc. *	184,200	2,934,306
NV5 Global, Inc. *	13,100	544,305
Omega Flex, Inc.	5,672	340,547
Orion Group Holdings, Inc. *	50,600	355,212
Park-Ohio Holdings Corp.	13,600	540,600
Patrick Industries, Inc. *	27,200	2,069,920
PGT Innovations, Inc. *	90,600	1,177,800
Plug Power, Inc. *(a)	410,300	927,278
Ply Gem Holdings, Inc. *	32,400	567,000
Powell Industries, Inc.	13,000	414,050
Preformed Line Products Co.	3,300	160,776
Primoris Services Corp.	65,000	1,619,800
Proto Labs, Inc. *	41,400	3,059,460
Quanex Building Products Corp.	60,204	1,294,386
Raven Industries, Inc.	62,600	2,153,440
Security	Number of Shares	Value ($)
RBC Bearings, Inc. *	39,500	4,081,930
REV Group, Inc.	22,200	593,850
Revolution Lighting Technologies, Inc. *	27,500	203,225
Rexnord Corp. *	172,450	3,993,942
Rush Enterprises, Inc., Class A *	50,387	2,173,191
Rush Enterprises, Inc., Class B *	10,000	406,800
Simpson Manufacturing Co., Inc.	72,494	3,210,759
SiteOne Landscape Supply, Inc. *	55,700	2,924,250
Spartan Motors, Inc.	49,900	441,615
Sparton Corp. *	14,600	336,676
SPX Corp. *	70,200	1,931,904
SPX FLOW, Inc. *	69,200	2,453,832
Standex International Corp.	22,400	2,149,280
Sterling Construction Co., Inc. *	42,800	546,984
Sun Hydraulics Corp.	42,450	1,755,732
Sunrun, Inc. *	143,300	1,079,049
Supreme Industries, Inc., Class A	20,100	302,304
Tennant Co.	28,576	2,158,917
Textainer Group Holdings Ltd. *	51,231	829,942
The Eastern Co.	9,200	267,720
The ExOne Co. *(a)	14,600	164,542
The Gorman-Rupp Co.	29,031	877,317
The Greenbrier Cos., Inc.	46,301	2,083,545
The KeyW Holding Corp. *	75,300	664,899
The Manitowoc Co., Inc. *	227,600	1,299,596
Thermon Group Holdings, Inc. *	56,200	1,004,294
Titan International, Inc.	76,000	969,000
Titan Machinery, Inc. *	34,000	606,900
TPI Composites, Inc. *	21,400	403,176
Trex Co., Inc. *	51,078	3,841,576
TriMas Corp. *	73,700	1,794,595
Triton International Ltd.	72,500	2,614,350
Triumph Group, Inc.	82,200	2,104,320
Tutor Perini Corp. *	65,330	1,737,778
Twin Disc, Inc. *	14,700	248,724
Universal Forest Products, Inc.	33,162	2,780,634
Vectrus, Inc. *	17,747	603,575
Veritiv Corp. *	19,076	708,673
Vicor Corp. *	26,200	465,050
Vivint Solar, Inc. *	27,000	139,050
Wabash National Corp.	104,100	1,986,228
Watts Water Technologies, Inc., Class A	46,311	2,982,428
Wesco Aircraft Holdings, Inc. *	93,300	1,012,305
Willis Lease Finance Corp. *	6,500	164,320
Woodward, Inc.	91,258	6,382,585
		308,138,537

Commercial & Professional Services 3.7%
ABM Industries, Inc.	94,909	4,234,840
Acacia Research Corp. *	70,000	241,500
ACCO Brands Corp. *	185,185	2,157,405
Advanced Disposal Services, Inc. *	43,000	1,039,740
Aqua Metals, Inc. *(a)	32,800	383,104
ARC Document Solutions, Inc. *	64,500	223,170
Barrett Business Services, Inc.	13,500	742,905
BG Staffing, Inc.	11,000	183,260
Brady Corp., Class A	77,929	2,587,243
Casella Waste Systems, Inc., Class A *	70,800	1,188,024
CBIZ, Inc. *	89,200	1,324,620
CECO Environmental Corp.	50,352	486,400
Cogint, Inc. *(a)	24,100	106,040
Covanta Holding Corp.	191,100	2,885,610
CRA International, Inc.	14,500	562,745
Deluxe Corp.	82,372	5,947,258
Ennis, Inc.	38,200	735,350
Essendant, Inc.	57,734	720,520
Exponent, Inc.	44,300	2,888,360
Franklin Covey Co. *	17,900	333,835

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
FTI Consulting, Inc. *	69,400	2,277,014
GP Strategies Corp. *	20,376	583,772
Healthcare Services Group, Inc.	120,452	6,293,617
Heidrick & Struggles International, Inc.	29,800	539,380
Heritage-Crystal Clean, Inc. *	28,300	532,040
Herman Miller, Inc.	99,100	3,337,193
Hill International, Inc. *	50,500	255,025
HNI Corp.	75,489	2,849,710
Hudson Technologies, Inc. *	59,700	482,973
Huron Consulting Group, Inc. *	35,052	1,244,346
ICF International, Inc. *	32,200	1,457,050
InnerWorkings, Inc. *	78,600	926,694
Insperity, Inc.	30,226	2,282,063
Interface, Inc.	104,500	1,980,275
Kelly Services, Inc., Class A	47,323	1,053,883
Kforce, Inc.	39,800	744,260
Kimball International, Inc., Class B	58,299	971,844
Knoll, Inc.	80,803	1,564,346
Korn/Ferry International	88,161	2,948,985
LSC Communications, Inc.	55,400	1,184,452
Matthews International Corp., Class A	53,059	3,478,017
McGrath RentCorp	38,235	1,358,490
Mistras Group, Inc. *	25,914	522,167
Mobile Mini, Inc.	73,868	2,275,134
MSA Safety, Inc.	55,689	4,464,030
Multi-Color Corp.	23,700	1,907,850
Navigant Consulting, Inc. *	75,648	1,280,721
NL Industries, Inc. *	25,000	195,000
On Assignment, Inc. *	86,539	4,262,046
Pendrell Corp. *	30,100	210,098
Quad Graphics, Inc.	55,000	1,235,300
Resources Connection, Inc.	50,450	673,508
RPX Corp. *	75,700	1,034,819
RR Donnelley & Sons Co.	117,400	1,451,064
SP Plus Corp. *	26,500	866,550
Steelcase, Inc., Class A	143,642	1,960,713
Team, Inc. *	46,613	668,897
Tetra Tech, Inc.	96,661	4,586,564
The Advisory Board Co. *	68,838	3,868,696
The Brink's Co.	76,200	5,955,030
TriNet Group, Inc. *	72,046	2,521,610
TrueBlue, Inc. *	72,476	1,851,762
UniFirst Corp.	25,806	3,670,904
US Ecology, Inc.	37,800	1,961,820
Viad Corp.	33,696	1,804,421
VSE Corp.	14,800	767,380
WageWorks, Inc. *	62,300	4,061,960
West Corp.	76,058	1,777,476
Willdan Group, Inc. *	12,400	416,764
		123,569,642

Consumer Durables & Apparel 2.6%
Acushnet Holdings Corp.	37,500	692,625
American Outdoor Brands Corp. *	95,500	1,973,985
AV Homes, Inc. *	24,200	388,410
Bassett Furniture Industries, Inc.	14,909	554,615
Beazer Homes USA, Inc. *	47,640	631,706
Black Diamond, Inc. *	34,800	226,200
Callaway Golf Co.	152,769	1,944,749
Cavco Industries, Inc. *	14,500	1,890,800
Century Communities, Inc. *	27,152	703,237
Columbia Sportswear Co.	49,300	2,986,594
Crocs, Inc. *	144,600	1,148,124
CSS Industries, Inc.	13,400	358,718
Culp, Inc.	21,800	654,000
Deckers Outdoor Corp. *	52,171	3,383,811
Delta Apparel, Inc. *	11,000	231,330
Escalade, Inc.	14,500	179,075
Security	Number of Shares	Value ($)
Ethan Allen Interiors, Inc.	43,179	1,383,887
Flexsteel Industries, Inc.	13,700	766,926
Fossil Group, Inc. *	64,400	724,500
G-III Apparel Group Ltd. *	72,210	1,879,626
GoPro, Inc., Class A *(a)	180,600	1,488,144
Green Brick Partners, Inc. *	35,840	403,200
Helen of Troy Ltd. *	45,183	4,552,187
Hooker Furniture Corp.	18,434	777,915
Hovnanian Enterprises, Inc., Class A *	218,000	479,600
Iconix Brand Group, Inc. *	70,800	472,236
Installed Building Products, Inc. *	34,471	1,854,540
iRobot Corp. *	44,845	4,731,596
Johnson Outdoors, Inc., Class A	8,500	429,420
KB Home	142,700	3,270,684
La-Z-Boy, Inc.	85,800	2,900,040
LGI Homes, Inc. *(a)	30,400	1,346,720
Libbey, Inc.	34,479	310,311
Lifetime Brands, Inc.	20,300	384,685
M.D.C. Holdings, Inc.	68,307	2,342,247
M/I Homes, Inc. *	41,000	1,063,540
Malibu Boats, Inc., Class A *	32,461	928,709
Marine Products Corp.	13,700	198,924
MCBC Holdings, Inc. *	29,900	553,150
Meritage Homes Corp. *	63,985	2,607,389
Movado Group, Inc.	31,100	765,060
NACCO Industries, Inc., Class A	8,077	529,851
Nautilus, Inc. *	50,200	883,520
Oxford Industries, Inc.	28,296	1,786,327
Perry Ellis International, Inc. *	22,300	437,972
PICO Holdings, Inc. *	39,800	646,750
Sequential Brands Group, Inc. *	60,752	195,014
Steven Madden Ltd. *	101,176	4,148,216
Sturm, Ruger & Co., Inc. (a)	29,000	1,670,400
Superior Uniform Group, Inc.	18,527	413,708
Taylor Morrison Home Corp., Class A *	100,800	2,280,096
The New Home Co., Inc. *	16,549	178,895
TopBuild Corp. *	64,000	3,377,920
TRI Pointe Group, Inc. *	262,700	3,493,910
UCP, Inc., Class A *	12,900	143,835
Unifi, Inc. *	26,500	868,140
Universal Electronics, Inc. *	24,700	1,690,715
Vera Bradley, Inc. *	31,500	317,520
Vista Outdoor, Inc. *	95,000	2,193,550
William Lyon Homes, Class A *	39,800	899,878
Wolverine World Wide, Inc.	157,747	4,448,465
ZAGG, Inc. *	39,621	334,798
		85,502,695

Consumer Services 4.0%
Adtalem Global Education, Inc.	105,884	3,441,230
American Public Education, Inc. *	25,200	536,760
Ascent Capital Group, Inc., Class A *	14,700	248,430
Belmond Ltd., Class A *	147,500	1,924,875
Biglari Holdings, Inc. *	1,710	640,087
BJ's Restaurants, Inc. *	37,000	1,306,100
Bloomin' Brands, Inc.	166,113	2,895,349
Bob Evans Farms, Inc.	32,946	2,279,204
Bojangles', Inc. *	30,750	408,975
Boyd Gaming Corp.	138,600	3,473,316
Bridgepoint Education, Inc. *	34,700	336,937
Brinker International, Inc.	82,200	2,915,634
Buffalo Wild Wings, Inc. *	26,779	2,878,742
Caesars Acquisition Co., Class A *	78,500	1,522,900
Caesars Entertainment Corp. *(a)	99,400	1,227,590
Cambium Learning Group, Inc. *	18,000	88,560
Capella Education Co.	18,500	1,270,950
Career Education Corp. *	109,600	921,736
Carriage Services, Inc.	27,800	678,042

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Carrols Restaurant Group, Inc. *	66,500	811,300
Century Casinos, Inc. *	32,600	234,394
Chegg, Inc. *	147,800	2,047,030
Churchill Downs, Inc.	22,614	4,229,949
Chuy's Holdings, Inc. *	27,800	654,690
ClubCorp Holdings, Inc.	108,111	1,832,481
Collectors Universe, Inc.	10,100	251,288
Cracker Barrel Old Country Store, Inc. (a)	32,116	4,992,432
Dave & Buster's Entertainment, Inc. *	70,068	4,351,923
Del Frisco's Restaurant Group, Inc. *	36,200	514,040
Del Taco Restaurants, Inc. *	61,600	806,344
Denny's Corp. *	118,900	1,350,704
DineEquity, Inc.	27,397	1,127,112
Drive Shack, Inc.	113,000	345,780
El Pollo Loco Holdings, Inc. *	31,000	403,000
Eldorado Resorts, Inc. *	75,669	1,543,648
Empire Resorts, Inc. *(a)	4,421	101,020
Fiesta Restaurant Group, Inc. *	41,000	688,800
Fogo De Chao, Inc. *	18,500	250,675
Golden Entertainment, Inc. *	24,300	500,094
Grand Canyon Education, Inc. *	78,175	5,751,335
Houghton Mifflin Harcourt Co. *	174,294	2,082,813
ILG, Inc.	182,200	4,830,122
International Speedway Corp., Class A	43,500	1,557,300
Intrawest Resorts Holdings, Inc. *	23,900	567,625
J Alexander's Holdings, Inc. *	21,043	222,004
Jack in the Box, Inc.	53,008	4,917,022
K12, Inc. *	58,449	1,035,132
La Quinta Holdings, Inc. *	134,302	2,002,443
Laureate Education, Inc., Class A *	59,300	1,009,286
Liberty Tax, Inc.	11,700	164,970
Lindblad Expeditions Holdings, Inc. *	37,700	377,377
Marriott Vacations Worldwide Corp.	37,585	4,391,807
Monarch Casino & Resort, Inc. *	17,800	589,002
Nathan's Famous, Inc. *	4,700	293,750
Papa John's International, Inc.	45,011	3,210,635
Penn National Gaming, Inc. *	140,200	2,826,432
Pinnacle Entertainment, Inc. *	89,247	1,695,693
Planet Fitness, Inc., Class A	141,100	3,197,326
Potbelly Corp. *	52,300	601,450
RCI Hospitality Holdings, Inc.	16,000	363,040
Red Lion Hotels Corp. *	22,200	158,730
Red Robin Gourmet Burgers, Inc. *	21,700	1,297,660
Red Rock Resorts, Inc., Class A	113,400	2,710,260
Regis Corp. *	56,000	589,680
Ruby Tuesday, Inc. *	75,100	151,702
Ruth's Hospitality Group, Inc.	50,500	1,010,000
Scientific Games Corp., Class A *	86,800	3,215,940
SeaWorld Entertainment, Inc. (a)	111,923	1,721,376
Shake Shack, Inc., Class A *	37,100	1,224,671
Sonic Corp.	66,601	1,575,780
Sotheby's *	66,400	3,757,576
Speedway Motorsports, Inc.	25,284	537,538
Strayer Education, Inc.	18,400	1,446,608
Texas Roadhouse, Inc.	113,896	5,387,281
The Cheesecake Factory, Inc.	76,667	3,647,816
The Habit Restaurants, Inc., Class A *	37,211	612,121
The Marcus Corp.	33,300	905,760
Weight Watchers International, Inc. *	52,800	1,891,296
Wingstop, Inc. *	49,100	1,473,491
Zoe's Kitchen, Inc. *	30,502	344,978
		131,378,949

Diversified Financials 2.9%
AG Mortgage Investment Trust, Inc.	41,300	760,333
Anworth Mortgage Asset Corp.	149,900	902,398
Apollo Commercial Real Estate Finance, Inc.	153,543	2,768,380
Security	Number of Shares	Value ($)
Ares Commercial Real Estate Corp.	41,900	536,320
Arlington Asset Investment Corp., Class A (a)	50,400	650,160
ARMOUR Residential REIT, Inc.	65,529	1,655,262
Artisan Partners Asset Management, Inc., Class A	73,400	2,440,550
Associated Capital Group, Inc., Class A	9,700	325,435
B. Riley Financial, Inc.	19,002	369,589
Capstead Mortgage Corp.	159,829	1,563,128
Cherry Hill Mortgage Investment Corp.	19,100	366,529
Cohen & Steers, Inc.	37,128	1,499,971
Cowen, Inc., *	42,475	679,600
CYS Investments, Inc.	246,361	2,096,532
Diamond Hill Investment Group, Inc.	5,800	1,145,500
Donnelley Financial Solutions, Inc. *	43,600	1,011,520
Dynex Capital, Inc.	77,200	533,452
Elevate Credit, Inc. *	24,400	200,812
Ellington Residential Mortgage REIT	14,200	210,586
Encore Capital Group, Inc. *	43,300	1,736,330
Enova International, Inc. *	58,036	841,522
Evercore Partners, Inc., Class A	68,500	5,387,525
EZCORP, Inc., Class A *	77,400	603,720
Financial Engines, Inc.	97,100	3,733,495
FirstCash, Inc.	81,627	4,746,610
FNFV Group *	111,036	1,915,371
GAIN Capital Holdings, Inc.	70,000	469,700
GAMCO Investors, Inc., Class A	9,700	297,887
Great Ajax Corp.	19,800	275,616
Green Dot Corp., Class A *	74,741	3,007,578
Greenhill & Co., Inc.	49,529	916,286
Hamilton Lane, Inc., Class A	21,500	482,890
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	84,645	1,967,996
Houlihan Lokey, Inc.	36,500	1,357,070
INTL. FCStone, Inc. *	25,100	982,163
Invesco Mortgage Capital, Inc.	190,106	3,161,463
Investment Technology Group, Inc.	50,565	1,115,970
KKR Real Estate Finance Trust, Inc.	16,700	342,350
Ladder Capital Corp.	117,255	1,543,076
Ladenburg Thalmann Financial Services, Inc. *	142,600	325,128
LendingClub Corp. *	528,700	2,680,509
Marlin Business Services Corp.	11,600	301,600
Medley Management, Inc., Class A	14,400	92,160
Moelis & Co., Class A	44,124	1,804,672
MTGE Investment Corp.	76,700	1,426,620
Nelnet, Inc., Class A	34,800	1,708,332
New York Mortgage Trust, Inc.	175,200	1,107,264
NewStar Financial, Inc.	54,900	600,606
OM Asset Management plc	90,300	1,360,821
On Deck Capital, Inc. *	74,200	319,060
Oppenheimer Holdings, Inc., Class A	13,800	217,350
Orchid Island Capital, Inc. (a)	49,659	473,250
Owens Realty Mortgage, Inc.	14,500	250,705
PennyMac Mortgage Investment Trust	120,621	2,122,930
Piper Jaffray Cos.	23,729	1,480,690
PJT Partners, Inc., Class A	31,900	1,383,822
PRA Group, Inc. *	77,981	3,056,855
Pzena Investment Management, Inc., Class A	27,100	285,905
Redwood Trust, Inc.	137,700	2,378,079
Regional Management Corp. *	15,700	376,643
Resource Capital Corp.	49,037	502,629
Safeguard Scientifics, Inc. *	36,500	434,350
Silvercrest Asset Management Group, Inc., Class A	9,800	123,970
Stifel Financial Corp. *	115,110	5,853,343
Sutherland Asset Management Corp.	28,000	414,400

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Tiptree, Inc.	55,800	382,230
Virtu Financial, Inc., Class A (a)	38,271	633,385
Virtus Investment Partners, Inc.	11,100	1,307,580
Waddell & Reed Financial, Inc., Class A	132,600	2,740,842
Western Asset Mortgage Capital Corp.	78,856	819,314
Westwood Holdings Group, Inc.	14,900	878,355
Wins Finance Holdings, Inc. *(a)(d)	2,000	420,000
WisdomTree Investments, Inc.	190,100	1,984,644
World Acceptance Corp. *	8,900	672,573
		95,521,291

Energy 3.6%
Abraxas Petroleum Corp. *	221,800	394,804
Adams Resources & Energy, Inc.	2,900	110,171
Approach Resources, Inc. *(a)	74,500	233,185
Arch Coal, Inc., Class A	36,400	2,768,948
Archrock, Inc.	117,228	1,283,647
Ardmore Shipping Corp.	46,500	369,675
Atwood Oceanics, Inc. *(a)	121,621	955,941
Basic Energy Services, Inc. *	29,400	658,560
Bill Barrett Corp. *	145,798	492,797
Bonanza Creek Energy, Inc. *	33,900	984,456
Bristow Group, Inc.	56,862	419,073
C&J Energy Services, Inc. *	77,500	2,506,350
California Resources Corp. *(a)	71,800	583,016
Callon Petroleum Co. *	336,200	3,805,784
CARBO Ceramics, Inc. *	46,400	328,048
Carrizo Oil & Gas, Inc. *	100,711	1,587,205
Clean Energy Fuels Corp. *	213,938	560,518
Cloud Peak Energy, Inc. *	124,500	430,770
Contango Oil & Gas Co. *	35,000	210,000
CVR Energy, Inc. (a)	24,800	468,968
Delek US Holdings, Inc.	129,032	3,369,026
Denbury Resources, Inc. *	678,600	990,756
DHT Holdings, Inc.	135,900	565,344
Diamond Offshore Drilling, Inc. *(a)	107,500	1,335,150
Dorian LPG Ltd. *	42,703	307,462
Dril-Quip, Inc. *	62,400	2,783,040
Earthstone Energy, Inc., Class A *	18,600	183,582
Eclipse Resources Corp. *	181,300	509,453
Energy XXI Gulf Coast, Inc. *	49,500	979,605
Ensco plc, Class A	506,600	2,679,914
EP Energy Corp., Class A *(a)	60,500	204,490
Era Group, Inc. *	28,700	251,412
Evolution Petroleum Corp.	46,800	402,480
Exterran Corp. *	60,014	1,661,788
Fairmount Santrol Holdings, Inc. *(a)	260,153	759,647
Forum Energy Technologies, Inc. *	116,955	1,549,654
Frank's International N.V. (a)	83,100	673,110
Frontline Ltd. (a)	156,563	897,106
GasLog Ltd.	73,800	1,346,850
Gastar Exploration, Inc. *(a)	300,000	258,000
Gener8 Maritime, Inc. *	95,100	508,785
Geospace Technologies Corp. *	19,800	304,722
Golar LNG Ltd.	167,000	3,976,270
Green Plains, Inc.	71,500	1,412,125
Gulf Island Fabrication, Inc.	23,400	266,760
Halcon Resources Corp. *	103,900	681,584
Hallador Energy Co.	28,100	193,609
Helix Energy Solutions Group, Inc. *	222,707	1,456,504
Independence Contract Drilling, Inc. *	46,000	178,020
International Seaways, Inc. *	54,098	1,233,975
Isramco, Inc. *	1,400	161,210
Jagged Peak Energy, Inc. *	53,000	750,480
Jones Energy, Inc., Class A *(a)	103,782	155,673
Keane Group, Inc. *	52,500	804,825
Key Energy Services, Inc. *(a)	17,600	331,232
Lilis Energy, Inc. *(a)	71,700	324,801
Security	Number of Shares	Value ($)
Mammoth Energy Services, Inc. *	14,200	208,314
Matador Resources Co. *	150,162	3,642,930
Matrix Service Co. *	39,700	410,895
McDermott International, Inc. *	470,885	3,187,891
Midstates Petroleum Co., Inc. *	17,900	253,822
Natural Gas Services Group, Inc. *	20,500	511,475
Navios Maritime Acquisition Corp.	120,600	170,046
NCS Multistage Holdings, Inc. *	18,000	404,100
Newpark Resources, Inc. *	153,310	1,280,138
Noble Corp. plc *	408,000	1,632,000
Nordic American Tankers Ltd. (a)	175,400	1,031,352
Oasis Petroleum, Inc. *	390,510	3,038,168
Oil States International, Inc. *	84,500	2,099,825
Overseas Shipholding Group, Inc., Class A *	85,400	263,032
Pacific Ethanol, Inc. *	65,500	409,375
Panhandle Oil & Gas, Inc., Class A	24,200	532,400
Par Pacific Holdings, Inc. *	54,038	967,821
Parker Drilling Co. *	181,265	217,518
PDC Energy, Inc. *	109,803	5,178,309
Peabody Energy Corp. *	82,600	2,316,104
Penn Virginia Corp. *	23,800	914,158
PHI, Inc. — Non Voting Shares *	19,572	189,848
Pioneer Energy Services Corp. *	118,500	260,700
ProPetro Holding Corp. *	41,600	540,800
Renewable Energy Group, Inc. *	64,600	807,500
Resolute Energy Corp. *	36,300	1,232,748
REX American Resources Corp. *	10,500	1,049,790
RigNet, Inc. *	26,200	496,490
Ring Energy, Inc. *	68,900	899,834
Rowan Cos. plc, Class A *	193,700	2,260,479
Sanchez Energy Corp. *(a)	109,253	616,187
SandRidge Energy, Inc. *	58,100	1,121,911
Scorpio Tankers, Inc.	268,102	994,658
SEACOR Holdings, Inc. *	25,700	876,113
SEACOR Marine Holdings, Inc. *	25,839	376,733
Select Energy Services, Inc., Class A *	15,800	245,374
SemGroup Corp., Class A	111,803	3,024,271
Ship Finance International Ltd. (a)	111,900	1,521,840
SilverBow Resources, Inc. *	11,800	295,354
Smart Sand, Inc. *	45,000	296,100
Solaris Oilfield Infrastructure, Inc., Class A *(a)	17,100	223,155
SRC Energy, Inc. *	335,812	2,857,760
Stone Energy Corp. *	32,700	705,666
Superior Energy Services, Inc. *	254,200	2,735,192
Teekay Corp. (a)	87,700	859,460
Teekay Tankers Ltd., Class A	181,000	325,800
Tellurian, Inc. *(a)	92,500	846,375
Tesco Corp. *	77,100	354,660
TETRA Technologies, Inc. *	186,374	523,711
Ultra Petroleum Corp. *	324,900	3,343,221
Unit Corp. *	90,578	1,628,592
Uranium Energy Corp. *(a)	234,500	375,200
US Silica Holdings, Inc.	135,900	3,958,767
W&T Offshore, Inc. *	121,800	238,728
Westmoreland Coal Co. *	46,552	200,639
WildHorse Resource Development Corp. *	35,900	474,598
Willbros Group, Inc. *	69,500	141,780
		119,170,067

Food & Staples Retailing 0.5%
Ingles Markets, Inc., Class A	21,231	626,315
Natural Grocers by Vitamin Cottage, Inc. *	12,600	111,006
Performance Food Group Co. *	117,500	3,384,000
PriceSmart, Inc.	36,600	3,083,550
Smart & Final Stores, Inc. *	37,600	323,360
SpartanNash, Co.	64,933	1,801,241

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
SUPERVALU, Inc. *	475,536	1,702,419
The Andersons, Inc.	48,123	1,657,837
The Chefs' Warehouse, Inc. *	28,300	410,350
United Natural Foods, Inc. *	83,682	3,224,268
Village Super Market, Inc., Class A	11,600	286,868
Weis Markets, Inc.	15,800	747,498
		17,358,712

Food, Beverage & Tobacco 1.7%
Alico, Inc.	4,700	141,940
Amplify Snack Brands, Inc. *(a)	65,700	687,222
B&G Foods, Inc.	109,757	3,978,691
Cal-Maine Foods, Inc. *(a)	51,116	1,950,075
Calavo Growers, Inc.	26,288	1,946,626
Castle Brands, Inc. *(a)	148,700	266,173
Coca-Cola Bottling Co. Consolidated	7,500	1,800,675
Craft Brew Alliance, Inc. *	16,200	283,500
Darling Ingredients, Inc. *	272,900	4,440,083
Dean Foods Co.	151,800	2,277,000
Farmer Brothers Co. *	13,700	426,755
Fresh Del Monte Produce, Inc.	56,261	2,895,754
Freshpet, Inc. *	43,850	747,643
Hostess Brands, Inc. *	131,500	2,009,320
J&J Snack Foods Corp.	25,281	3,321,923
John B. Sanfilippo & Son, Inc.	13,100	842,592
Lancaster Colony Corp.	31,256	3,832,611
Landec Corp. *	44,654	549,244
Lifeway Foods, Inc. *	10,100	92,617
Limoneira Co.	17,600	400,576
MGP Ingredients, Inc.	23,147	1,364,747
National Beverage Corp.	20,401	2,083,350
Omega Protein Corp.	39,500	632,000
Primo Water Corp. *	48,200	598,162
Sanderson Farms, Inc.	34,343	4,490,347
Seneca Foods Corp., Class A *	12,400	355,880
Snyder's-Lance, Inc.	147,210	5,121,436
The Boston Beer Co., Inc., Class A *	15,600	2,446,080
Tootsie Roll Industries, Inc.	32,235	1,199,142
Turning Point Brands, Inc. *	9,200	141,864
Universal Corp.	43,024	2,751,385
Vector Group Ltd.	159,143	3,203,549
		57,278,962

Health Care Equipment & Services 6.5%
Abaxis, Inc.	38,200	1,795,400
Accuray, Inc. *	141,000	599,250
Aceto Corp.	46,000	776,480
Addus HomeCare Corp. *	12,500	424,375
Allscripts Healthcare Solutions, Inc. *	302,500	3,723,775
Almost Family, Inc. *	21,100	1,043,395
Amedisys, Inc. *	47,000	2,225,920
American Renal Associates Holdings, Inc. *	13,500	230,850
AMN Healthcare Services, Inc. *	79,800	2,944,620
Analogic Corp.	22,154	1,555,211
AngioDynamics, Inc. *	61,400	997,750
Anika Therapeutics, Inc. *	26,700	1,365,972
Antares Pharma, Inc. *	241,500	758,310
AtriCure, Inc. *	55,000	1,332,650
Atrion Corp.	2,300	1,454,060
AxoGen, Inc. *	51,300	810,540
BioScrip, Inc. *	170,400	492,456
BioTelemetry, Inc. *	45,800	1,566,360
Cantel Medical Corp.	60,945	4,522,119
Capital Senior Living Corp. *	44,800	618,240
Cardiovascular Systems, Inc. *	51,700	1,631,135
Castlight Health, Inc., Class B *	125,673	540,394
Security	Number of Shares	Value ($)
Cerus Corp. *	160,500	362,730
Chemed Corp.	26,398	5,213,605
Civitas Solutions, Inc. *	23,800	424,830
Community Health Systems, Inc. *	159,200	1,138,280
Computer Programs & Systems, Inc. (a)	17,500	536,375
ConforMIS, Inc. *	56,000	280,560
CONMED Corp.	44,100	2,263,212
Corindus Vascular Robotics, Inc. *	181,900	301,954
CorVel Corp. *	14,500	689,475
Cotiviti Holdings, Inc. *	44,200	1,902,810
Cross Country Healthcare, Inc. *	62,715	737,528
CryoLife, Inc. *	57,700	1,081,875
Cutera, Inc. *	18,705	487,265
Diplomat Pharmacy, Inc. *	81,188	1,288,454
Endologix, Inc. *	153,537	750,796
Entellus Medical, Inc. *	18,800	329,940
Evolent Health, Inc., Class A *	64,500	1,593,150
Exactech, Inc. *	22,500	655,875
FONAR Corp. *	10,700	274,990
Genesis Healthcare, Inc. *	48,100	69,264
GenMark Diagnostics, Inc. *	73,500	869,505
Glaukos Corp. *	48,000	1,928,640
Globus Medical, Inc., Class A *	116,500	3,582,375
Haemonetics Corp. *	87,100	3,582,423
Halyard Health, Inc. *	80,293	3,229,385
HealthEquity, Inc. *	82,934	3,804,183
HealthSouth Corp.	148,800	6,332,928
HealthStream, Inc. *	41,900	989,678
Heska Corp. *	10,591	1,160,138
HMS Holdings Corp. *	139,352	2,798,188
ICU Medical, Inc. *	25,800	4,435,020
Inogen, Inc. *	29,098	2,746,269
Inovalon Holdings, Inc., Class A *(a)	105,200	1,336,040
Insulet Corp. *	99,400	5,000,814
Integer Holdings Corp. *	51,900	2,377,020
Integra LifeSciences Holdings Corp. *	103,096	5,119,747
Invacare Corp.	50,511	790,497
iRhythm Technologies, Inc. *	23,100	955,416
K2M Group Holdings, Inc. *	67,900	1,652,007
Kindred Healthcare, Inc.	144,823	1,296,166
Landauer, Inc.	16,200	882,090
Lantheus Holdings, Inc. *	43,600	804,420
LeMaitre Vascular, Inc.	22,335	805,623
LHC Group, Inc. *	25,700	1,488,030
LivaNova plc *	80,600	4,911,764
Magellan Health, Inc. *	41,368	3,083,984
Masimo Corp. *	76,500	7,236,900
Medidata Solutions, Inc. *	93,900	7,212,459
Meridian Bioscience, Inc.	80,150	1,086,033
Merit Medical Systems, Inc. *	83,800	3,435,800
Molina Healthcare, Inc. *	73,743	4,926,032
NantHealth, Inc. *	43,600	186,608
National HealthCare Corp.	18,188	1,185,312
National Research Corp., Class A	17,500	514,500
Natus Medical, Inc. *	56,500	1,988,800
Neogen Corp. *	64,225	4,230,501
Nevro Corp. *	46,164	3,972,874
Novocure Ltd. *	97,000	1,998,200
NuVasive, Inc. *	87,200	5,736,888
NxStage Medical, Inc. *	112,900	2,658,795
Obalon Therapeutics, Inc. *(a)	17,600	149,600
Omnicell, Inc. *	62,600	3,104,960
OraSure Technologies, Inc. *	98,300	1,724,182
Orthofix International N.V. *	28,200	1,223,316
Owens & Minor, Inc.	103,200	3,326,136
Oxford Immunotec Global plc *	40,500	680,400
Penumbra, Inc. *	48,900	3,992,685
PharMerica Corp. *	47,100	1,184,565
Pulse Biosciences, Inc. *(a)	15,300	297,279

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Quality Systems, Inc. *	90,100	1,540,710
Quidel Corp. *	47,500	1,519,525
Quotient Ltd. *	46,200	255,024
R1 RCM, Inc. *	167,500	567,825
RadNet, Inc. *	73,300	564,410
Rockwell Medical, Inc. *(a)	78,700	561,131
RTI Surgical, Inc. *	75,200	428,640
Select Medical Holdings Corp. *	184,411	2,987,458
Sientra, Inc. *	25,900	266,252
Simulations Plus, Inc.	19,500	288,600
STAAR Surgical Co. *	66,600	682,650
Surgery Partners, Inc. *	35,400	702,690
Surmodics, Inc. *	20,400	536,520
Tabula Rasa HealthCare, Inc. *	10,800	168,480
Tactile Systems Technology, Inc. *	15,400	455,070
Teladoc, Inc. *	89,600	2,938,880
Tenet Healthcare Corp. *	135,600	2,352,660
The Ensign Group, Inc.	79,500	1,778,415
The Providence Service Corp. *	21,100	1,087,494
The Spectranetics Corp. *	75,636	2,911,986
Tivity Health, Inc. *	60,600	2,402,790
Triple-S Management Corp., Class B *	38,900	602,172
U.S. Physical Therapy, Inc.	19,300	1,217,830
Utah Medical Products, Inc.	5,200	359,320
Varex Imaging Corp. *	62,600	1,931,210
ViewRay, Inc. *(a)	49,900	236,027
Viveve Medical, Inc. *	26,200	173,182
Vocera Communications, Inc. *	44,200	1,205,334
Wright Medical Group N.V. *	173,161	4,548,940
		215,078,630

Household & Personal Products 0.4%
Central Garden & Pet Co. *	15,400	492,800
Central Garden & Pet Co., Class A *	64,100	1,971,716
elf Beauty, Inc. *	34,300	870,191
HRG Group, Inc. *	202,300	3,352,111
Inter Parfums, Inc.	30,100	1,167,880
Medifast, Inc.	17,579	750,448
Natural Health Trends Corp. (a)	12,400	305,412
Nature's Sunshine Products, Inc.	15,000	189,750
Nutraceutical International Corp.	12,300	514,140
Oil-Dri Corp. of America	6,887	284,846
Orchids Paper Products Co. (a)	15,900	179,034
Revlon, Inc., Class A *	18,602	363,669
USANA Health Sciences, Inc. *	19,400	1,107,740
WD-40 Co.	23,900	2,548,935
		14,098,672

Insurance 2.5%
Ambac Financial Group, Inc. *	72,600	1,483,218
American Equity Investment Life Holding Co.	146,264	3,916,950
AMERISAFE, Inc.	30,735	1,774,946
AmTrust Financial Services, Inc.	142,000	2,272,000
Argo Group International Holdings Ltd.	47,531	2,849,483
Atlas Financial Holdings, Inc. *	16,900	261,105
Baldwin & Lyons, Inc., Class B	13,000	304,200
Blue Capital Reinsurance Holdings Ltd.	9,100	175,630
Citizens, Inc. *(a)	80,500	648,025
CNO Financial Group, Inc.	290,468	6,645,908
Crawford & Co., Class B	20,800	186,784
Donegal Group, Inc., Class A	10,400	156,832
eHealth, Inc. *	22,400	381,024
EMC Insurance Group, Inc.	14,300	396,110
Employers Holdings, Inc.	55,300	2,397,255
Enstar Group Ltd. *	19,194	3,888,704
FBL Financial Group, Inc., Class A	16,468	1,118,177
Security	Number of Shares	Value ($)
Federated National Holding Co.	20,246	322,316
Fidelity & Guaranty Life (a)	19,200	598,080
Genworth Financial, Inc., Class A *	865,600	2,969,008
Global Indemnity Ltd. *	14,755	571,904
Greenlight Capital Re Ltd., Class A *	50,689	1,084,745
Hallmark Financial Services, Inc. *	21,200	238,500
HCI Group, Inc.	13,800	622,242
Health Insurance Innovations, Inc., Class A *	18,700	524,535
Heritage Insurance Holdings, Inc.	40,462	510,226
Horace Mann Educators Corp.	67,678	2,497,318
Independence Holding Co.	11,248	249,706
Infinity Property & Casualty Corp.	18,092	1,810,105
Investors Title Co.	2,200	388,344
James River Group Holdings Ltd.	29,500	1,184,720
Kemper Corp.	70,514	2,767,674
Kingstone Cos., Inc.	14,700	242,550
Kinsale Capital Group, Inc.	23,700	922,404
Maiden Holdings Ltd.	124,800	1,385,280
MBIA, Inc. *	214,184	2,178,251
National General Holdings Corp.	83,300	1,766,793
National Western Life Group, Inc., Class A	3,494	1,176,045
NI Holdings, Inc. *	16,600	298,468
OneBeacon Insurance Group Ltd., Class A	33,400	611,888
Primerica, Inc.	77,300	6,265,165
RLI Corp.	65,020	3,775,061
Safety Insurance Group, Inc.	24,970	1,771,622
Selective Insurance Group, Inc.	96,314	4,878,304
State Auto Financial Corp.	24,726	637,684
State National Cos., Inc.	46,500	970,920
Stewart Information Services Corp.	38,800	1,524,840
The Navigators Group, Inc.	39,240	2,236,680
Third Point Reinsurance Ltd. *	130,860	1,904,013
Trupanion, Inc. *(a)	37,300	888,486
United Fire Group, Inc.	36,800	1,660,416
United Insurance Holdings Corp.	36,800	587,328
Universal Insurance Holdings, Inc.	53,822	1,283,655
WMIH Corp. *	313,200	360,180
		82,521,807

Materials 4.4%
A. Schulman, Inc.	51,909	1,365,207
Advanced Emissions Solutions, Inc.	35,400	380,550
AdvanSix, Inc. *	49,900	1,670,652
AgroFresh Solutions, Inc. *	35,000	273,000
AK Steel Holding Corp. *	538,000	3,045,080
Allegheny Technologies, Inc.	187,300	3,547,462
American Vanguard Corp.	42,700	755,790
Ampco-Pittsburgh Corp.	14,400	208,080
Balchem Corp.	53,700	4,167,120
Boise Cascade Co. *	68,100	2,066,835
Calgon Carbon Corp.	93,385	1,494,160
Carpenter Technology Corp.	80,344	3,248,308
Century Aluminum Co. *	83,000	1,392,740
Chase Corp.	12,100	1,307,405
Clearwater Paper Corp. *	27,200	1,336,880
Cliffs Natural Resources, Inc. *	512,559	3,956,955
Codexis, Inc. *	53,500	288,900
Coeur Mining, Inc. *	305,213	2,527,164
Commercial Metals Co.	193,800	3,604,680
Compass Minerals International, Inc.	55,700	3,846,085
Core Molding Technologies, Inc. *	12,400	236,468
Deltic Timber Corp.	19,121	1,379,198
Ferro Corp. *	143,800	2,766,712
Ferroglobe Representation & Warranty Insurance *(d)	108,500	—
Flotek Industries, Inc. *	88,700	746,854
Forterra, Inc. *(a)	31,100	277,723

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
FutureFuel Corp.	40,400	588,224
GCP Applied Technologies, Inc. *	123,500	3,742,050
Gold Resource Corp.	81,400	345,136
Greif, Inc., Class A	42,494	2,383,488
Greif, Inc., Class B	8,700	521,130
H.B. Fuller Co.	86,594	4,461,323
Handy & Harman Ltd. *	4,800	158,880
Hawkins, Inc.	15,500	696,725
Haynes International, Inc.	21,325	667,046
Hecla Mining Co.	679,040	3,673,606
Ingevity Corp. *	71,500	4,182,750
Innophos Holdings, Inc.	34,700	1,449,419
Innospec, Inc.	40,900	2,552,160
Intrepid Potash, Inc. *	159,600	483,588
Kaiser Aluminum Corp.	27,743	2,699,116
KapStone Paper & Packaging Corp.	142,303	3,253,047
Klondex Mines Ltd. *	292,800	934,032
KMG Chemicals, Inc.	16,800	850,416
Koppers Holdings, Inc. *	34,500	1,252,350
Kraton Corp. *	52,135	1,939,422
Kronos Worldwide, Inc.	41,600	886,912
Louisiana-Pacific Corp. *	244,572	6,141,203
LSB Industries, Inc. *(a)	28,000	198,240
Materion Corp.	32,229	1,239,205
Minerals Technologies, Inc.	60,322	4,270,798
Myers Industries, Inc.	34,900	593,300
Neenah Paper, Inc.	28,353	2,265,405
Olympic Steel, Inc.	12,200	208,498
OMNOVA Solutions, Inc. *	65,700	617,580
P.H. Glatfelter Co.	69,400	1,420,618
PolyOne Corp.	139,876	5,116,664
Quaker Chemical Corp.	21,300	3,021,831
Rayonier Advanced Materials, Inc.	69,342	1,033,889
Ryerson Holding Corp. *	25,800	223,170
Schnitzer Steel Industries, Inc., Class A	43,300	1,117,140
Schweitzer-Mauduit International, Inc.	52,500	2,017,050
Sensient Technologies Corp.	76,014	5,652,401
Stepan Co.	34,200	2,810,214
Summit Materials, Inc., Class A *	185,477	5,274,966
SunCoke Energy, Inc. *	116,900	1,046,255
TimkenSteel Corp. *	63,644	1,011,303
Trecora Resources *	27,400	316,470
Tredegar Corp.	42,100	635,710
Trinseo S.A.	73,500	5,167,050
Tronox Ltd., Class A	106,100	2,056,218
UFP Technologies, Inc. *	9,900	285,615
United States Lime & Minerals, Inc.	2,700	219,294
US Concrete, Inc. *	26,800	2,099,780
Valhi, Inc.	25,000	80,250
Verso Corp., Class A *	58,500	279,630
Warrior Met Coal, Inc.	27,200	594,592
Worthington Industries, Inc.	76,417	3,872,049
		144,497,216

Media 1.4%
AMC Entertainment Holdings, Inc., Class A	92,300	1,882,920
Beasley Broadcasting Group, Inc., Class A	17,600	184,800
Central European Media Enterprises Ltd., Class A *	154,400	671,640
Clear Channel Outdoor Holdings, Inc., Class A	61,800	313,326
Daily Journal Corp. *	2,000	409,600
Emerald Expositions Events, Inc.	24,600	563,094
Entercom Communications Corp., Class A (a)	43,000	423,550
Security	Number of Shares	Value ($)
Entravision Communications Corp., Class A	98,600	640,900
Eros International plc *(a)	49,290	492,900
Gannett Co., Inc.	195,800	1,756,326
Global Eagle Entertainment, Inc. *	77,200	243,952
Gray Television, Inc. *	100,493	1,497,346
Hemisphere Media Group, Inc. *	29,200	365,000
IMAX Corp. *	99,100	2,120,740
Liberty Media Corp. — Liberty Braves, Class A *	22,300	562,852
Liberty Media Corp. — Liberty Braves, Class C *	55,500	1,400,265
Loral Space & Communications, Inc. *	20,500	954,275
MDC Partners, Inc., Class A	98,180	971,982
Meredith Corp.	67,300	4,000,985
MSG Networks, Inc., Class A *	97,200	2,080,080
National CineMedia, Inc.	95,700	684,255
New Media Investment Group, Inc.	87,582	1,220,893
Nexstar Media Group, Inc., Class A	77,098	5,042,209
Reading International, Inc., Class A *	23,000	367,080
Saga Communications, Inc., Class A	6,400	248,640
Salem Media Group, Inc.	21,000	150,150
Scholastic Corp.	49,069	2,032,929
Sinclair Broadcast Group, Inc., Class A	121,202	4,369,332
The E.W. Scripps Co., Class A *	103,471	2,033,205
The New York Times Co., Class A	213,851	4,063,169
Time, Inc.	173,586	2,438,883
Townsquare Media, Inc., Class A *	10,100	111,706
tronc, Inc. *	30,617	390,979
World Wrestling Entertainment, Inc., Class A	62,900	1,330,964
		46,020,927

Pharmaceuticals, Biotechnology & Life Sciences 8.2%
Abeona Therapeutics, Inc. *(a)	41,100	347,295
Accelerate Diagnostics, Inc. *(a)	45,100	1,183,875
Acceleron Pharma, Inc. *	53,527	1,720,893
Achaogen, Inc. *(a)	48,300	918,183
Achillion Pharmaceuticals, Inc. *	184,789	757,635
Aclaris Therapeutics, Inc. *	33,600	967,680
Acorda Therapeutics, Inc. *	72,039	1,559,644
Adamas Pharmaceuticals, Inc. *	27,472	476,639
Aduro Biotech, Inc. *	73,381	942,946
Advaxis, Inc. *(a)	56,011	362,391
Aerie Pharmaceuticals, Inc. *	48,844	2,652,229
Agenus, Inc. *	106,654	473,544
Aimmune Therapeutics, Inc. *	58,600	1,261,072
Akebia Therapeutics, Inc. *	66,047	871,160
Albany Molecular Research, Inc. *	40,600	882,644
Alder Biopharmaceuticals, Inc. *	79,346	852,970
AMAG Pharmaceuticals, Inc. *	54,731	1,075,464
Amicus Therapeutics, Inc. *	245,104	3,174,097
Amphastar Pharmaceuticals, Inc. *	65,926	1,139,201
AnaptysBio, Inc. *	9,300	226,269
Anavex Life Sciences Corp. *(a)	51,200	207,872
ANI Pharmaceuticals, Inc. *	13,500	657,855
Aratana Therapeutics, Inc. *	62,700	423,225
Ardelyx, Inc. *	64,340	334,568
Arena Pharmaceuticals, Inc. *	58,560	1,391,386
Array BioPharma, Inc. *	275,379	2,068,096
Assembly Biosciences, Inc. *	23,400	524,394
Asterias Biotherapeutics, Inc. *(a)	45,825	162,679
Atara Biotherapeutics, Inc. *	48,943	746,381
Athersys, Inc. *(a)	240,200	357,898
Audentes Therapeutics, Inc. *	25,600	514,304
Avexis, Inc. *	40,900	3,789,385
Axovant Sciences Ltd. *	49,800	1,141,416
Bellicum Pharmaceuticals, Inc. *	47,900	506,782

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
BioCryst Pharmaceuticals, Inc. *	136,700	698,537
Biohaven Pharmaceutical Holding Co. Ltd. *	16,800	432,768
BioSpecifics Technologies Corp. *	8,000	389,200
BioTime, Inc. *	163,100	440,370
Bluebird Bio, Inc. *	74,400	7,012,200
Blueprint Medicines Corp. *	64,664	3,383,867
Calithera Biosciences, Inc. *	51,100	781,830
Cambrex Corp. *	55,300	3,373,300
Cara Therapeutics, Inc. *(a)	39,117	549,203
Cascadian Therapeutics, Inc. *	60,500	247,445
Catalent, Inc. *	208,899	7,248,795
Catalyst Pharmaceuticals, Inc. *	120,500	354,270
Celldex Therapeutics, Inc. *	242,400	555,096
Cempra, Inc. *	91,100	364,400
ChemoCentryx, Inc. *	57,800	586,092
Chimerix, Inc. *	78,386	389,578
Clearside Biomedical, Inc. *	38,600	332,732
Clovis Oncology, Inc. *	72,100	6,114,801
Coherus Biosciences, Inc. *	67,661	882,976
Collegium Pharmaceutical, Inc. *(a)	30,736	367,910
Conatus Pharmaceuticals, Inc. *	44,200	244,426
Concert Pharmaceuticals, Inc. *	32,122	463,520
Corbus Pharmaceuticals Holdings, Inc. *	74,300	442,085
Corcept Therapeutics, Inc. *	152,206	1,898,009
Corium International, Inc. *	33,600	279,888
Corvus Pharmaceuticals, Inc. *	17,500	214,025
Curis, Inc. *	158,654	309,375
Cytokinetics, Inc. *	71,200	1,000,360
CytomX Therapeutics, Inc. *	48,800	658,312
Depomed, Inc. *	106,300	1,095,953
Dermira, Inc. *	63,700	1,753,661
Durect Corp. *	263,476	455,814
Dynavax Technologies Corp. *	88,600	1,404,310
Eagle Pharmaceuticals, Inc. *	13,524	664,705
Edge Therapeutics, Inc. *	27,900	300,483
Editas Medicine, Inc. *(a)	56,800	961,056
Emergent BioSolutions, Inc. *	56,800	2,065,816
Enanta Pharmaceuticals, Inc. *	26,322	1,003,131
Enzo Biochem, Inc. *	81,300	882,105
Epizyme, Inc. *	65,259	743,953
Esperion Therapeutics, Inc. *	25,070	1,135,420
Exact Sciences Corp. *	183,862	7,133,846
Fate Therapeutics, Inc. *	66,000	190,740
FibroGen, Inc. *	100,209	3,422,137
Five Prime Therapeutics, Inc. *	45,000	1,266,300
Flexion Therapeutics, Inc. *(a)	52,343	1,193,420
Fluidigm Corp. *	50,000	188,000
Fortress Biotech, Inc. *(a)	56,900	252,636
Foundation Medicine, Inc. *	25,600	904,960
Genocea Biosciences, Inc. *	49,100	279,379
Genomic Health, Inc. *	31,700	1,011,230
Geron Corp. *(a)	247,200	655,080
Global Blood Therapeutics, Inc. *	61,600	1,607,760
Halozyme Therapeutics, Inc. *	177,400	2,249,432
Heron Therapeutics, Inc. *	70,860	1,123,131
Horizon Pharma plc *	281,200	3,368,776
Idera Pharmaceuticals, Inc. *	166,529	306,413
Ignyta, Inc. *	83,845	796,528
Immune Design, Corp. *	34,143	419,959
ImmunoGen, Inc. *(a)	150,500	893,970
Immunomedics, Inc. *	188,500	1,613,560
Impax Laboratories, Inc. *	123,800	2,395,530
INC Research Holdings, Inc., Class A *	90,700	4,988,500
Innoviva, Inc. *	130,100	1,784,972
Inovio Pharmaceuticals, Inc. *	123,762	688,117
Insmed, Inc. *	107,914	1,744,969
Insys Therapeutics, Inc. *(a)	37,079	424,925
Intellia Therapeutics, Inc. *	26,300	442,892
Security	Number of Shares	Value ($)
Intersect ENT, Inc. *	45,868	1,256,783
Intra-Cellular Therapies, Inc. *	66,200	765,934
Invitae Corp. *	73,300	680,224
Iovance Biotherapeutics, Inc. *	81,472	476,611
Ironwood Pharmaceuticals, Inc. *	221,300	3,928,075
Jounce Therapeutics, Inc. *	11,700	151,047
Karyopharm Therapeutics, Inc. *	49,263	415,780
Keryx Biopharmaceuticals, Inc. *(a)	147,234	1,032,110
Kindred Biosciences, Inc. *	35,500	259,150
Kite Pharma, Inc. *	81,342	8,818,286
Kura Oncology, Inc. *	24,300	219,915
La Jolla Pharmaceutical Co. *	28,079	831,981
Lannett Co., Inc. *(a)	48,300	982,905
Lexicon Pharmaceuticals, Inc. *	68,300	1,113,290
Ligand Pharmaceuticals, Inc. *	33,843	4,091,957
Loxo Oncology, Inc. *	33,400	2,415,154
Luminex Corp.	64,200	1,311,606
MacroGenics, Inc. *	50,449	833,418
Madrigal Pharmaceuticals, Inc. *	13,800	213,900
Matinas BioPharma Holdings, Inc. *(a)	89,500	100,240
MediciNova, Inc. *	46,400	241,744
Medpace Holdings, Inc. *	13,500	370,305
Merrimack Pharmaceuticals, Inc.	257,400	342,342
MiMedx Group, Inc. *	176,350	2,638,196
Minerva Neurosciences, Inc. *	34,600	230,090
Miragen Therapeutics, Inc. *(a)	21,300	291,384
Momenta Pharmaceuticals, Inc. *	122,186	2,022,178
MyoKardia, Inc. *	34,000	528,700
Myriad Genetics, Inc. *	106,686	2,589,269
NanoString Technologies, Inc. *	24,100	366,561
NantKwest, Inc. *(a)	57,600	372,096
Natera, Inc. *	58,700	473,709
Nektar Therapeutics *	247,071	5,393,560
NeoGenomics, Inc. *	89,888	849,442
Neos Therapeutics, Inc. *	43,700	281,865
NewLink Genetics Corp. *(a)	34,800	251,256
Novavax, Inc. *	420,621	437,446
Novelion Therapeutics, Inc. *	25,900	234,395
Nymox Pharmaceutical Corp. *(a)	50,400	189,504
Ocular Therapeutix, Inc. *(a)	38,470	243,515
Omeros Corp. *	69,000	1,446,240
Organovo Holdings, Inc. *(a)	154,441	361,392
Otonomy, Inc. *	51,639	970,813
Ovid therapeutics, Inc. *(a)	14,500	118,755
Pacific Biosciences of California, Inc. *	132,900	433,254
Pacira Pharmaceuticals, Inc. *	65,400	2,583,300
Paratek Pharmaceuticals, Inc. *	44,808	871,516
PAREXEL International Corp. *	85,280	7,463,706
PDL BioPharma, Inc. *	310,200	704,154
Phibro Animal Health Corp., Class A	32,500	1,241,500
Pieris Pharmaceuticals, Inc. *(a)	57,600	299,520
Portola Pharmaceuticals, Inc. *	82,400	5,084,080
PRA Health Sciences, Inc. *	65,400	4,865,760
Prestige Brands Holdings, Inc. *	87,600	4,697,988
Progenics Pharmaceuticals, Inc. *	117,600	709,128
Protagonist Therapeutics, Inc. *	13,200	160,908
Prothena Corp. plc *	65,453	4,042,377
PTC Therapeutics, Inc. *	53,136	1,095,664
Puma Biotechnology, Inc. *	49,100	4,666,955
Ra Pharmaceuticals, Inc. *	21,800	320,678
Radius Health, Inc. *(a)	62,014	2,730,476
Reata Pharmaceuticals, Inc., Class A *(a)	17,500	512,400
Recro Pharma, Inc. *	30,500	232,105
REGENXBIO, Inc. *	50,600	910,800
Repligen Corp. *	57,100	2,299,417
Retrophin, Inc. *	67,593	1,368,082
Revance Therapeutics, Inc. *	37,208	846,482
Rigel Pharmaceuticals, Inc. *	219,800	520,926
Sage Therapeutics, Inc. *	57,495	4,585,226

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Sangamo Therapeutics, Inc. *	113,700	977,820
Sarepta Therapeutics, Inc. *	99,200	3,827,136
SciClone Pharmaceuticals, Inc. *	93,000	1,018,350
Selecta Biosciences, Inc. *	19,700	335,688
Seres Therapeutics, Inc. *	46,200	625,086
Spark Therapeutics, Inc. *	38,800	2,754,800
Spectrum Pharmaceuticals, Inc. *	136,700	1,019,782
Stemline Therapeutics, Inc. *	40,200	369,840
Strongbridge Biopharma plc *	46,400	368,880
Sucampo Pharmaceuticals, Inc., Class A *	40,218	436,365
Supernus Pharmaceuticals, Inc. *	78,900	3,191,505
Syndax Pharmaceuticals, Inc. *	10,100	122,311
Synergy Pharmaceuticals, Inc. *(a)	383,700	1,488,756
Syros Pharmaceuticals, Inc. *	21,300	486,066
Teligent, Inc. *	58,900	464,132
Tetraphase Pharmaceuticals, Inc. *	52,053	340,427
TG Therapeutics, Inc. *(a)	74,950	861,925
The Medicines Co. *	114,328	4,395,912
TherapeuticsMD, Inc. *(a)	253,855	1,434,281
Theravance Biopharma, Inc. *(a)	72,800	2,339,064
Tocagen, Inc. *	13,700	148,234
Trevena, Inc. *	70,634	184,355
Ultragenyx Pharmaceutical, Inc. *	65,841	4,366,575
Vanda Pharmaceuticals, Inc. *	74,600	1,160,030
VBI Vaccines, Inc. *	42,800	197,736
Veracyte, Inc. *	45,400	363,200
Versartis, Inc. *	53,335	986,698
Voyager Therapeutics, Inc. *	18,900	155,736
WaVe Life Sciences Ltd. *	20,700	410,895
XBiotech, Inc. *	40,600	186,354
Xencor, Inc. *	67,128	1,567,439
ZIOPHARM Oncology, Inc. *(a)	236,064	1,305,434
Zogenix, Inc. *	40,225	482,700
Zynerba Pharmaceuticals, Inc. *(a)	19,200	270,720
		271,534,768

Real Estate 7.5%
Acadia Realty Trust	139,957	4,162,321
Agree Realty Corp.	43,700	2,148,729
Alexander & Baldwin, Inc.	80,360	3,369,495
Alexander's, Inc.	3,741	1,627,298
Altisource Portfolio Solutions S.A. *(a)	17,887	466,672
Altisource Residential Corp.	87,800	1,142,278
American Assets Trust, Inc.	65,200	2,647,772
Armada Hoffler Properties, Inc.	74,900	993,174
Ashford Hospitality Prime, Inc.	52,487	543,765
Ashford Hospitality Trust, Inc.	128,682	809,410
Bluerock Residential Growth REIT, Inc.	41,408	557,352
Care Capital Properties, Inc.	139,200	3,371,424
CareTrust REIT, Inc.	119,065	2,171,746
CatchMark Timber Trust, Inc., Class A	57,209	658,476
CBL & Associates Properties, Inc.	279,000	2,452,410
Cedar Realty Trust, Inc.	148,800	770,784
Chatham Lodging Trust	61,234	1,266,319
Chesapeake Lodging Trust	102,585	2,588,220
City Office REIT, Inc.	44,500	565,595
Clipper Realty, Inc.	26,300	294,560
Community Healthcare Trust, Inc.	19,900	504,863
Consolidated-Tomoka Land Co.	7,600	421,344
CorEnergy Infrastructure Trust, Inc.	19,500	694,395
Cousins Properties, Inc.	714,007	6,561,724
DiamondRock Hospitality Co.	340,717	3,979,575
Easterly Government Properties, Inc.	61,800	1,235,382
EastGroup Properties, Inc.	54,690	4,767,874
Education Realty Trust, Inc.	128,213	4,814,398
Farmland Partners, Inc. (a)	59,300	529,549
FelCor Lodging Trust, Inc.	228,313	1,684,950
First Industrial Realty Trust, Inc.	201,237	6,141,753
Security	Number of Shares	Value ($)
First Potomac Realty Trust	111,200	1,237,656
Forestar Group, Inc. *	77,000	1,320,550
Four Corners Property Trust, Inc.	102,300	2,596,374
Franklin Street Properties Corp.	173,965	1,838,810
FRP Holdings, Inc. *	12,700	586,105
Getty Realty Corp.	47,059	1,222,593
Gladstone Commercial Corp.	45,800	974,624
Global Medical REIT, Inc. (a)	28,400	264,120
Global Net Lease, Inc.	109,933	2,418,526
Government Properties Income Trust	153,947	2,729,480
Gramercy Property Trust	251,022	7,585,885
Healthcare Realty Trust, Inc.	194,781	6,486,207
Hersha Hospitality Trust	71,125	1,334,305
HFF, Inc., Class A	58,900	2,162,808
Independence Realty Trust, Inc.	122,058	1,234,006
InfraREIT, Inc.	71,000	1,596,790
Investors Real Estate Trust	187,002	1,163,152
iStar, Inc. *	109,700	1,310,915
Jernigan Capital, Inc.	15,800	335,908
Kennedy-Wilson Holdings, Inc.	143,887	2,892,129
Kite Realty Group Trust	141,539	2,905,796
LaSalle Hotel Properties	189,479	5,597,210
Lexington Realty Trust	360,274	3,667,589
LTC Properties, Inc.	65,551	3,385,054
Mack-Cali Realty Corp.	157,300	4,127,552
Marcus & Millichap, Inc. *	24,979	639,462
Maui Land & Pineapple Co., Inc. *	11,100	192,585
MedEquities Realty Trust, Inc.	49,700	598,885
Monmouth Real Estate Investment Corp.	107,100	1,650,411
Monogram Residential Trust, Inc.	277,124	3,314,403
National Health Investors, Inc.	68,168	5,265,978
National Storage Affiliates Trust	76,021	1,745,442
New Senior Investment Group, Inc.	139,269	1,447,005
NexPoint Residential Trust, Inc.	30,669	769,485
NorthStar Realty Europe Corp.	97,800	1,262,598
One Liberty Properties, Inc.	26,400	648,912
Parkway, Inc.	76,038	1,749,634
Pebblebrook Hotel Trust	114,800	3,865,316
Pennsylvania Real Estate Investment Trust	106,167	1,262,326
Physicians Realty Trust	289,850	5,397,007
Potlatch Corp.	68,503	3,277,869
Preferred Apartment Communities, Inc., Class A	53,297	920,439
PS Business Parks, Inc.	33,238	4,469,181
QTS Realty Trust, Inc., Class A	81,287	4,346,416
Quality Care Properties, Inc. *	157,100	2,642,422
RAIT Financial Trust	154,400	308,800
Ramco-Gershenson Properties Trust	133,821	1,885,538
RE/MAX Holdings, Inc., Class A	31,400	1,825,910
Retail Opportunity Investments Corp.	180,147	3,653,381
Rexford Industrial Realty, Inc.	108,116	3,083,468
RLJ Lodging Trust	207,635	4,393,557
Ryman Hospitality Properties, Inc.	72,985	4,568,131
Sabra Health Care REIT, Inc.	115,396	2,677,187
Saul Centers, Inc.	19,100	1,129,956
Select Income REIT	111,628	2,619,909
Seritage Growth Properties, Class A (a)	42,700	1,997,079
STAG Industrial, Inc.	146,900	4,008,901
Starwood Waypoint Homes	172,300	6,023,608
Stratus Properties, Inc.	9,200	263,580
Summit Hotel Properties, Inc.	170,100	3,049,893
Sunstone Hotel Investors, Inc.	366,654	5,969,127
Tejon Ranch Co. *	19,092	400,550
Terreno Realty Corp.	80,100	2,773,062
The GEO Group, Inc.	204,420	5,999,727
The RMR Group, Inc., Class A	11,919	582,243
The St. Joe Co. *	85,600	1,545,080
Tier REIT, Inc.	87,000	1,607,760
Trinity Place Holdings, Inc. *(a)	32,544	226,181

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
UMH Properties, Inc.	42,900	709,566
Universal Health Realty Income Trust	22,644	1,754,457
Urban Edge Properties	162,387	4,080,785
Urstadt Biddle Properties, Inc., Class A	46,774	979,448
Washington Prime Group, Inc.	306,300	2,762,826
Washington Real Estate Investment Trust	126,382	4,224,950
Whitestone REIT	63,400	827,370
Xenia Hotels & Resorts, Inc.	182,462	3,707,628
		250,023,185

Retailing 3.1%
1-800-Flowers.com, Inc., Class A *	46,800	451,620
Aaron's, Inc.	104,200	4,822,376
Abercrombie & Fitch Co., Class A	119,763	1,178,468
America's Car-Mart, Inc. *	11,500	450,800
American Eagle Outfitters, Inc.	279,615	3,310,642
Asbury Automotive Group, Inc. *	33,485	1,808,190
Ascena Retail Group, Inc. *	314,263	735,375
At Home Group, Inc. *	7,600	172,976
Barnes & Noble Education, Inc. *	60,495	437,379
Barnes & Noble, Inc.	96,110	783,297
Big 5 Sporting Goods Corp.	32,284	347,053
Big Lots, Inc.	75,410	3,745,615
Boot Barn Holdings, Inc. *	21,411	171,502
Build-A-Bear Workshop, Inc. *	25,700	246,720
Caleres, Inc.	67,775	1,848,902
Camping World Holdings, Inc., Class A	18,800	600,848
Carvana Co. *(a)	24,800	484,096
Chico's FAS, Inc.	207,151	1,895,432
Citi Trends, Inc.	24,846	550,339
Conn's, Inc. *(a)	35,300	755,420
Core-Mark Holding Co., Inc.	78,182	2,866,934
Dillard's, Inc., Class A (a)	24,500	1,808,590
DSW, Inc., Class A	115,000	2,074,600
Duluth Holdings, Inc., Class B *(a)	16,700	323,646
Etsy, Inc. *	194,363	2,792,996
Express, Inc. *	115,898	702,342
Five Below, Inc. *	93,600	4,521,816
Francesca's Holdings Corp. *	59,600	579,908
Fred's, Inc., Class A (a)	60,300	408,231
FTD Cos., Inc. *	28,097	552,106
Gaia, Inc. *	19,900	239,795
Genesco, Inc. *	32,744	1,051,082
GNC Holdings, Inc., Class A (a)	105,000	998,550
Group 1 Automotive, Inc.	34,300	2,042,565
Groupon, Inc. *	610,100	2,293,976
Guess?, Inc.	94,900	1,239,394
Haverty Furniture Cos., Inc.	30,300	674,175
Hibbett Sports, Inc. *	39,475	615,810
HSN, Inc.	58,355	2,313,776
J. Jill, Inc. *	17,700	216,648
J.C. Penney Co., Inc. *(a)	511,900	2,769,379
Kirkland's, Inc. *	27,800	259,930
Lands' End, Inc. *	24,200	326,700
Liberty TripAdvisor Holdings, Inc., Class A *	127,111	1,493,554
Lithia Motors, Inc., Class A	38,537	3,978,945
Lumber Liquidators Holdings, Inc. *	48,098	1,188,502
MarineMax, Inc. *	45,300	677,235
Monro Muffler Brake, Inc.	54,646	2,546,504
Nutrisystem, Inc.	50,348	2,806,901
Office Depot, Inc.	844,700	4,958,389
Ollie's Bargain Outlet Holdings, Inc. *	83,400	3,727,980
Overstock.com, Inc. *	24,500	392,000
Party City Holdco, Inc. *	43,516	607,048
PetMed Express, Inc.	34,500	1,640,130
Pier 1 Imports, Inc.	144,900	667,989
Rent-A-Center, Inc. (a)	70,285	929,168
Security	Number of Shares	Value ($)
RH *(a)	56,841	3,702,054
Sears Holdings Corp. *(a)	17,600	153,472
Select Comfort Corp. *	71,112	2,404,297
Shoe Carnival, Inc.	19,750	360,635
Shutterfly, Inc. *	58,547	2,871,145
Sonic Automotive, Inc., Class A	42,074	763,643
Sportsman's Warehouse Holdings, Inc. *(a)	44,500	201,585
Tailored Brands, Inc.	78,169	980,239
The Buckle, Inc. (a)	53,164	909,104
The Cato Corp., Class A	40,904	695,777
The Children's Place, Inc.	29,690	3,136,748
The Container Store Group, Inc. *	39,900	213,465
The Finish Line, Inc., Class A	63,619	875,397
Tile Shop Holdings, Inc.	58,800	858,480
Tilly's, Inc., Class A	20,600	205,588
Vitamin Shoppe, Inc. *	39,400	433,400
West Marine, Inc.	24,500	315,805
Weyco Group, Inc.	9,100	253,708
Winmark Corp.	4,500	598,725
Zumiez, Inc. *	30,100	382,270
		102,399,881

Semiconductors & Semiconductor Equipment 3.3%
Advanced Energy Industries, Inc. *	67,837	4,921,574
Alpha & Omega Semiconductor Ltd. *	28,000	495,600
Ambarella, Inc. *	53,300	2,667,665
Amkor Technology, Inc. *	167,518	1,737,162
Axcelis Technologies, Inc. *	47,100	1,045,620
AXT, Inc. *	64,000	560,000
Brooks Automation, Inc.	114,231	2,805,513
Cabot Microelectronics Corp.	41,200	3,054,980
CEVA, Inc. *	36,536	1,689,790
Cirrus Logic, Inc. *	109,600	6,733,824
Cohu, Inc.	46,600	849,052
Cree, Inc. *	162,800	4,218,148
CyberOptics Corp. *	12,100	199,650
Diodes, Inc. *	67,981	1,803,536
DSP Group, Inc. *	31,400	395,640
Entegris, Inc. *	237,000	6,185,700
FormFactor, Inc. *	123,391	1,616,422
GSI Technology, Inc. *	25,700	186,582
Ichor Holdings Ltd. *	22,000	505,560
Impinj, Inc. *(a)	30,100	1,479,114
Inphi Corp. *	72,633	2,789,107
Integrated Device Technology, Inc. *	228,889	5,983,159
IXYS Corp. *	42,600	741,240
Kopin Corp. *	95,000	361,000
Lattice Semiconductor Corp. *	224,000	1,559,040
MACOM Technology Solutions Holdings, Inc. *	67,690	4,098,630
MaxLinear, Inc. *	101,760	2,666,112
MKS Instruments, Inc.	90,489	7,569,405
Monolithic Power Systems, Inc.	66,500	6,804,280
Nanometrics, Inc. *	40,600	1,081,990
NeoPhotonics Corp. *(a)	50,663	408,850
NVE Corp.	8,500	670,480
PDF Solutions, Inc. *	44,800	719,040
Photronics, Inc. *	106,637	1,071,702
Pixelworks, Inc. *	49,900	231,536
Power Integrations, Inc.	48,162	3,402,645
Rambus, Inc. *	193,700	2,496,793
Rudolph Technologies, Inc. *	54,400	1,346,400
Semtech Corp. *	108,329	4,289,828
Sigma Designs, Inc. *	78,958	513,227
Silicon Laboratories, Inc. *	70,550	5,298,305
SunPower Corp. *(a)	101,400	1,129,596
Synaptics, Inc. *	59,800	3,146,078

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Ultra Clean Holdings, Inc. *	55,500	1,301,475
Veeco Instruments, Inc. *	80,955	2,493,414
Xcerra Corp. *	84,400	819,524
Xperi Corp.	83,859	2,452,876
		108,596,864

Software & Services 8.5%
2U, Inc. *	72,758	3,765,226
8x8, Inc. *	144,600	1,836,420
A10 Networks, Inc. *	92,019	650,574
ACI Worldwide, Inc. *	192,752	4,466,064
Actua Corp. *	56,400	761,400
Acxiom Corp. *	132,700	3,578,919
Agilysys, Inc. *	24,000	241,440
Alarm.com Holdings, Inc. *	33,600	1,277,808
Alteryx, Inc., Class A *	14,900	299,788
Amber Road, Inc. *	41,000	384,170
American Software, Inc., Class A	45,000	436,500
Angie's List, Inc. *(a)	62,800	752,344
Appfolio, Inc., Class A *	14,600	510,270
Apptio, Inc., Class A *	30,000	532,500
Aspen Technology, Inc. *	127,699	7,262,242
Bankrate, Inc. *	74,600	1,036,940
Barracuda Networks, Inc. *	43,200	970,704
Bazaarvoice, Inc. *	142,400	669,280
Benefitfocus, Inc. *	26,390	943,443
Blackbaud, Inc.	81,469	7,522,847
Blackhawk Network Holdings, Inc. *	90,502	3,950,412
Blackline, Inc. *	20,700	802,539
Blucora, Inc. *	73,100	1,637,440
Bottomline Technologies de, Inc. *	70,700	2,013,536
Box, Inc., Class A *	130,300	2,456,155
Brightcove, Inc. *	49,900	334,330
BroadSoft, Inc. *	52,250	2,301,613
CACI International, Inc., Class A *	41,858	5,236,436
Callidus Software, Inc. *	107,200	2,604,960
Carbonite, Inc. *	41,200	972,320
Cardtronics plc, Class A *	78,300	2,450,790
Care.com, Inc. *	23,800	345,814
Cars.com, Inc. *	118,300	2,874,690
Cass Information Systems, Inc.	17,740	1,170,130
ChannelAdvisor Corp. *	39,100	410,550
Cimpress N.V. *(a)	43,300	3,820,792
Cloudera, Inc. *(a)	22,600	389,850
CommerceHub, Inc., Series A *	20,000	364,800
CommerceHub, Inc., Series C *	59,100	1,062,618
CommVault Systems, Inc. *	64,347	3,831,864
Convergys Corp.	162,300	3,890,331
Cornerstone OnDemand, Inc. *	89,300	3,599,683
Coupa Software, Inc. *	49,700	1,527,281
CSG Systems International, Inc.	56,400	2,332,140
DHI Group, Inc. *	76,400	168,080
Digimarc Corp. *(a)	17,200	539,220
Ebix, Inc.	42,400	2,448,600
Ellie Mae, Inc. *	56,400	4,919,208
Endurance International Group Holdings, Inc. *	96,802	895,419
EnerNOC, Inc. *	53,700	410,805
Envestnet, Inc. *	72,854	2,844,949
EPAM Systems, Inc. *	81,683	7,019,020
Everbridge, Inc. *	28,200	666,930
Everi Holdings, Inc. *	106,600	795,236
EVERTEC, Inc.	103,000	1,838,550
Exa Corp. *	21,600	305,208
ExlService Holdings, Inc. *	53,992	3,107,240
Fair Isaac Corp.	51,391	7,325,787
Five9, Inc. *	86,800	1,914,808
Forrester Research, Inc.	16,017	653,494
Security	Number of Shares	Value ($)
Gigamon, Inc. *	60,300	2,396,925
Global Sources Ltd. *	12,000	235,200
Glu Mobile, Inc. *	170,358	465,077
Gogo, Inc. *(a)	89,100	1,085,238
GrubHub, Inc. *	142,576	6,577,031
GTT Communications, Inc. *	53,043	1,620,464
Guidance Software, Inc. *	31,700	224,119
Hortonworks, Inc. *	82,800	1,109,520
HubSpot, Inc. *	55,989	4,050,804
Imperva, Inc. *	55,442	2,497,662
Information Services Group, Inc. *	48,500	195,455
Instructure, Inc. *	35,200	1,138,720
Internap Corp. *	135,100	513,380
j2 Global, Inc.	79,428	6,721,992
Leaf Group Ltd. *	24,000	181,200
Limelight Networks, Inc. *	147,000	502,740
Liquidity Services, Inc. *	37,500	255,000
LivePerson, Inc. *	97,300	1,318,415
ManTech International Corp., Class A	44,700	1,775,484
MAXIMUS, Inc.	107,617	6,495,762
MicroStrategy, Inc., Class A *	16,462	2,214,304
MINDBODY, Inc., Class A *	61,200	1,588,140
Mitek Systems, Inc. *	46,200	438,900
MobileIron, Inc. *	92,736	419,630
Model N, Inc. *	45,800	604,560
MoneyGram International, Inc. *	53,700	876,384
Monotype Imaging Holdings, Inc.	72,200	1,360,970
MuleSoft, Inc., Class A *	25,200	547,848
NCI, Inc., Class A *	10,000	199,500
NeuStar, Inc., Class A *	93,979	3,138,899
New Relic, Inc. *	48,700	2,286,952
NIC, Inc.	104,400	1,696,500
Nutanix, Inc., Class A *(a)	58,400	1,240,708
Okta, Inc. *	18,300	401,685
Ominto, Inc. *(a)	24,500	137,690
Park City Group, Inc. *(a)	25,000	337,500
Paycom Software, Inc. *	81,807	5,733,853
Paylocity Holding Corp. *	43,145	1,961,803
Pegasystems, Inc.	62,900	3,802,305
Perficient, Inc. *	61,997	1,165,544
Planet Payment, Inc. *	66,200	214,488
Presidio, Inc. *	30,900	421,167
Progress Software Corp.	79,220	2,535,832
Proofpoint, Inc. *	72,000	6,137,280
PROS Holdings, Inc. *	41,600	1,199,328
Q2 Holdings, Inc. *	52,093	2,026,418
QAD, Inc., Class A	20,400	639,540
Qualys, Inc. *	51,826	2,080,814
QuinStreet, Inc. *	60,000	233,400
Quotient Technology, Inc. *	123,732	1,435,291
Rapid7, Inc. *	31,100	472,409
RealPage, Inc. *	98,800	3,828,500
Reis, Inc.	11,900	254,660
RingCentral, Inc., Class A *	103,468	3,600,686
Rocket Fuel, Inc. *(a)	69,700	181,220
Rosetta Stone, Inc. *	31,000	321,160
Science Applications International Corp.	72,384	5,096,557
SecureWorks Corp., Class A *	9,300	101,742
ServiceSource International, Inc. *	105,500	400,900
Shutterstock, Inc. *	30,360	1,279,370
Silver Spring Networks, Inc. *	77,600	877,656
SPS Commerce, Inc. *	28,300	1,635,740
Stamps.com, Inc. *	27,200	4,028,320
StarTek, Inc. *	17,100	210,330
Sykes Enterprises, Inc. *	67,493	2,294,762
Synchronoss Technologies, Inc. *	70,662	1,192,775
Syntel, Inc.	56,917	1,109,312
TechTarget, Inc. *	31,700	304,003
Telenav, Inc. *	61,700	462,750

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
TeleTech Holdings, Inc.	22,500	940,500
The Hackett Group, Inc.	41,600	683,072
The Meet Group, Inc. *	99,000	496,980
The Rubicon Project, Inc. *	92,361	434,097
The Trade Desk, Inc., Class A *	28,900	1,540,659
TiVo Corp.	202,009	3,959,376
Travelport Worldwide Ltd.	205,062	2,932,387
TrueCar, Inc. *	103,659	1,962,265
Tucows, Inc., Class A *(a)	15,000	819,750
Twilio, Inc., Class A *(a)	103,700	3,024,929
Unisys Corp. *	92,750	1,187,200
Upland Software, Inc. *	11,700	288,405
Varonis Systems, Inc. *	31,400	1,169,650
VASCO Data Security International, Inc. *	58,800	793,800
Verint Systems, Inc. *	104,360	4,137,874
VirnetX Holding Corp. *(a)	105,000	362,250
Virtusa Corp. *	51,600	1,710,540
Web.com Group, Inc. *	64,100	1,406,995
WebMD Health Corp. *	64,070	4,244,637
Workiva, Inc. *	44,800	878,080
XO Group, Inc. *	39,800	727,544
Yelp, Inc. *	129,000	4,196,370
Yext, Inc. *(a)	19,500	253,500
Zendesk, Inc. *	161,694	4,740,868
Zix Corp. *	88,900	473,837
		281,588,345

Technology Hardware & Equipment 5.4%
3D Systems Corp. *(a)	184,000	3,091,200
Acacia Communications, Inc. *(a)	30,900	1,352,493
ADTRAN, Inc.	79,800	1,871,310
Aerohive Networks, Inc. *	69,500	327,345
Akoustis Technologies, Inc. *	21,100	146,434
Anixter International, Inc. *	50,924	4,010,265
Applied Optoelectronics, Inc. *(a)	31,700	3,090,433
Avid Technology, Inc. *	43,642	224,756
AVX Corp.	72,454	1,294,753
Badger Meter, Inc.	49,580	2,243,495
Bel Fuse, Inc., Class B	14,100	356,025
Belden, Inc.	70,008	5,036,376
Benchmark Electronics, Inc. *	80,594	2,711,988
CalAmp Corp. *	63,500	1,212,850
Calix, Inc. *	62,600	428,810
Ciena Corp. *	241,574	6,220,530
Clearfield, Inc. *	16,700	192,050
Comtech Telecommunications Corp.	37,500	675,000
Control4 Corp. *	41,700	952,845
Cray, Inc. *	72,800	1,499,680
CTS Corp.	52,200	1,148,400
Daktronics, Inc.	59,300	579,954
Diebold Nixdorf, Inc.	125,633	2,939,812
Digi International, Inc. *	44,700	467,115
Eastman Kodak Co. *	25,900	246,050
Electro Scientific Industries, Inc. *	42,900	371,085
Electronics For Imaging, Inc. *	77,588	3,769,225
EMCORE Corp.	50,590	586,844
ePlus, Inc. *	21,000	1,698,900
Extreme Networks, Inc. *	186,900	1,642,851
Fabrinet *	60,600	2,727,606
FARO Technologies, Inc. *	31,200	1,232,400
Finisar Corp. *	184,600	5,024,812
Fitbit, Inc., Class A *(a)	294,000	1,517,040
Harmonic, Inc. *	160,700	658,870
II-VI, Inc. *	100,700	3,836,670
Immersion Corp. *	46,379	396,077
Infinera Corp. *	246,404	2,890,319
Insight Enterprises, Inc. *	58,300	2,362,316
InterDigital, Inc.	57,700	4,203,445
Security	Number of Shares	Value ($)
Intevac, Inc. *	32,700	371,145
Iteris, Inc. *	41,300	259,777
Itron, Inc. *	57,769	4,217,137
KEMET Corp. *	76,700	1,292,395
Kimball Electronics, Inc. *	41,900	814,955
Knowles Corp. *	156,897	2,376,990
KVH Industries, Inc. *	30,800	335,720
Littelfuse, Inc.	38,600	6,954,948
Lumentum Holdings, Inc. *	101,400	6,347,640
Maxwell Technologies, Inc. *	50,000	292,500
Mesa Laboratories, Inc.	4,800	693,744
Methode Electronics, Inc.	59,900	2,381,025
MicroVision, Inc. *(a)	117,700	267,179
MTS Systems Corp.	26,875	1,416,312
Napco Security Systems, Inc. *	21,900	200,385
NETGEAR, Inc. *	52,800	2,529,120
NetScout Systems, Inc. *	149,300	5,150,850
Novanta, Inc. *	55,800	2,059,020
Oclaro, Inc. *	275,700	2,696,346
OSI Systems, Inc. *	30,200	2,415,094
Park Electrochemical Corp.	32,946	619,055
PC Connection, Inc.	17,700	456,660
PCM, Inc. *	17,200	212,850
Plantronics, Inc.	57,130	2,581,133
Plexus Corp. *	56,462	3,026,928
Pure Storage, Inc., Class A *	155,000	1,870,850
Quantenna Communications, Inc. *	35,600	719,476
Quantum Corp. *	47,200	382,320
Radisys Corp. *	56,700	138,348
Rogers Corp. *	30,567	3,605,989
Sanmina Corp. *	123,700	4,434,645
ScanSource, Inc. *	45,205	1,790,118
ShoreTel, Inc. *	105,257	784,165
Sonus Networks, Inc. *	70,411	480,907
Stratasys Ltd. *	84,706	2,032,097
Super Micro Computer, Inc. *	67,326	1,807,703
SYNNEX Corp.	50,100	5,957,892
Systemax, Inc.	19,600	355,152
Tech Data Corp. *	59,067	6,048,461
TTM Technologies, Inc. *	154,092	2,678,119
Ubiquiti Networks, Inc. *(a)	37,972	2,069,474
USA Technologies, Inc. *	56,300	312,465
VeriFone Systems, Inc. *	186,000	3,628,860
ViaSat, Inc. *	91,519	6,048,491
Viavi Solutions, Inc. *	387,100	4,246,487
Vishay Intertechnology, Inc.	221,928	3,961,415
Vishay Precision Group, Inc. *	16,500	288,750
		178,849,521

Telecommunication Services 0.8%
ATN International, Inc.	18,000	1,044,000
Boingo Wireless, Inc. *	63,100	935,773
Cincinnati Bell, Inc. *	68,129	1,270,606
Cogent Communications Holdings, Inc.	70,100	2,926,675
Consolidated Communications Holdings, Inc.	111,692	2,010,456
Frontier Communications Corp. (a)	131,220	2,008,979
General Communication, Inc., Class A *	46,100	1,967,087
Globalstar, Inc. *(a)	768,189	1,421,150
Hawaiian Telcom Holdco, Inc. *	9,713	284,008
IDT Corp., Class B	25,400	376,174
Iridium Communications, Inc. *	148,700	1,479,565
Lumos Networks Corp. *	34,700	621,477
Ooma, Inc. *	28,700	238,210
ORBCOMM, Inc. *	104,100	1,208,601
pdvWireless, Inc. *(a)	15,305	378,033
Shenandoah Telecommunications Co.	77,900	2,395,425
Spok Holdings, Inc.	39,700	651,080

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Straight Path Communications, Inc., Class B *	14,315	2,568,111
Vonage Holdings Corp. *	341,300	2,255,993
Windstream Holdings, Inc. (a)	324,482	1,229,787
		27,271,190

Transportation 1.5%
Air Transport Services Group, Inc. *	89,500	2,180,220
Allegiant Travel Co.	22,581	2,918,594
ArcBest Corp.	40,572	1,127,902
Atlas Air Worldwide Holdings, Inc. *	38,400	2,280,960
Avis Budget Group, Inc. *	124,800	3,841,344
Costamare, Inc.	68,900	443,027
Covenant Transport Group, Inc., Class A *	21,294	399,262
Daseke, Inc. *	32,400	394,956
Eagle Bulk Shipping, Inc. *	64,500	279,285
Echo Global Logistics, Inc. *	45,275	618,004
Forward Air Corp.	52,282	2,709,776
Genco Shipping & Trading Ltd. *	20,400	207,672
Hawaiian Holdings, Inc. *	90,900	3,763,260
Heartland Express, Inc.	75,400	1,593,202
Hertz Global Holdings, Inc. *(a)	91,500	1,250,805
Hub Group, Inc., Class A *	52,798	1,797,772
Knight Transportation, Inc.	120,600	4,299,390
Marten Transport Ltd.	71,608	1,142,147
Matson, Inc.	68,131	1,921,294
Navios Maritime Holdings, Inc. *	168,800	207,624
Radiant Logistics, Inc. *	67,754	293,375
Roadrunner Transportation Systems, Inc. *	57,700	402,746
Safe Bulkers, Inc. *	82,600	213,108
Saia, Inc. *	41,000	2,228,350
Schneider National, Inc., Class B	61,600	1,331,792
Scorpio Bulkers, Inc. *	105,875	762,300
SkyWest, Inc.	85,712	3,128,488
Swift Transportation Co. *	119,900	3,057,450
Universal Logistics Holdings, Inc.	11,747	170,919
Werner Enterprises, Inc.	80,249	2,379,383
YRC Worldwide, Inc. *	59,200	786,768
		48,131,175

Utilities 3.7%
ALLETE, Inc.	86,999	6,374,417
American States Water Co.	62,600	3,095,570
AquaVenture Holdings Ltd. *	24,200	386,958
Artesian Resources Corp., Class A	15,700	610,573
Atlantic Power Corp. *	241,300	554,990
Avista Corp.	106,330	5,594,021
Black Hills Corp.	90,498	6,304,091
Cadiz, Inc. *	35,700	464,100
California Water Service Group	80,874	3,145,999
Chesapeake Utilities Corp.	28,100	2,170,725
Connecticut Water Service, Inc.	18,400	1,048,432
Consolidated Water Co., Ltd.	20,376	262,850
Delta Natural Gas Co., Inc.	12,200	371,246
Dynegy, Inc. *	182,700	1,640,646
El Paso Electric Co.	66,503	3,451,506
Genie Energy Ltd., Class B	17,611	116,761
Global Water Resources, Inc.	15,000	141,600
IDACORP, Inc.	85,743	7,404,765
MGE Energy, Inc.	58,940	3,922,457
Middlesex Water Co.	26,185	1,027,499
New Jersey Resources Corp.	141,100	5,947,365
Northwest Natural Gas Co.	45,995	2,902,284
NorthWestern Corp.	82,369	4,760,104
NRG Yield, Inc., Class A	59,933	1,092,579
NRG Yield, Inc., Class C	107,624	2,001,806
ONE Gas, Inc.	88,200	6,419,196
Security	Number of Shares	Value ($)
Ormat Technologies, Inc.	64,973	3,852,899
Otter Tail Corp.	66,253	2,679,934
Pattern Energy Group, Inc.	118,000	2,961,800
PNM Resources, Inc.	135,500	5,399,675
Portland General Electric Co.	149,008	6,659,168
Pure Cycle Corp. *	30,700	227,180
RGC Resources, Inc.	12,000	322,200
SJW Group.	27,500	1,453,925
South Jersey Industries, Inc.	132,020	4,484,719
Southwest Gas Holdings, Inc.	80,196	6,423,700
Spark Energy, Inc., Class A (a)	15,800	328,640
Spire, Inc.	79,671	5,784,115
TerraForm Global, Inc., Class A *	144,200	735,420
TerraForm Power, Inc., Class A *	135,100	1,810,340
The York Water Co.	19,200	668,160
Unitil Corp.	26,100	1,324,575
WGL Holdings, Inc.	87,533	7,503,329
		123,832,319
Total Common Stock
(Cost $2,319,199,537)		3,288,862,137

Rights 0.0% of net assets

Media 0.0%
Media General, Inc. CVR *(d)	174,886	297,306

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Dyax Corp. CVR *(d)	224,713	249,432
Omthera Pharmaceutical CVR *(d)	8,400	—
Tobira Therapeutics, Inc. *(d)	14,029	85,156
		334,588
Total Rights
(Cost $250,273)		631,894

Other Investment Company 3.2% of net assets

Securities Lending Collateral 3.2%
Wells Fargo Government Money Market Fund, Select Class 0.89% (b)	103,737,295	103,737,295
Total Other Investment Company
(Cost $103,737,295)		103,737,295
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.5% of net assets

Time Deposit 0.5%
Barclays Capital, Inc.
0.59%, 08/01/17 (c)	17,395,724	17,395,724
Total Short-Term Investment
(Cost $17,395,724)		17,395,724

End of Investments.

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

At 07/31/17, the tax basis cost of the fund's investments was $2,451,397,651 and the unrealized appreciation and depreciation were $1,133,712,921 and ($174,483,522), respectively, with a net unrealized appreciation of $959,229,399.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $99,698,400.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

CVR –	Contingent Value Rights
REIT –	Real Estate Investment Trust
In addition to the above, the fund held the following at July 31, 2017:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
Russell 2000 Index, mini, Long, expires 09/15/17	273	19,443,060	(148,208)

The following is a summary of the inputs used to value the fund's investments as of July 31, 2017:
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$3,048,843,630	$—	$—	$3,048,843,630
Diversified Financials	95,101,291	—	420,000	95,521,291
Materials	144,497,216	—	— *	144,497,216
Rights [1]	—	—	631,894 *	631,894
Other Investment Company[1]	103,737,295	—	—	103,737,295
Short-Term Investment[1]	—	17,395,724	—	17,395,724
Total	$3,392,179,432	$17,395,724	$1,051,894	$3,410,627,050
Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($148,208)	$—	$—	($148,208)
*	Level 3 amount shown includes securities determined to have no value at July 31, 2017.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2017.

Schwab Capital Trust
Schwab Total Stock Market Index Fund®

Portfolio Holdings as of July 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
99.3%	Common Stock	3,645,357,961	6,195,974,132
0.0%	Rights	34,633	65,690
0.4%	Other Investment Company	25,368,243	25,368,243
0.3%	Short-Term Investment	20,178,165	20,178,165
100.0%	Total Investments	3,690,939,002	6,241,586,230
0.0%	Other Assets and Liabilities, Net		1,719,377
100.0%	Net Assets		6,243,305,607

Security	Number of Shares	Value ($)
Common Stock 99.3% of net assets

Automobiles & Components 1.0%
Adient plc	24,062	1,575,339
American Axle & Manufacturing Holdings, Inc. *	13,400	197,516
Autoliv, Inc. (b)	21,000	2,276,190
BorgWarner, Inc.	52,100	2,435,154
Cooper Tire & Rubber Co.	15,600	570,180
Cooper-Standard Holding, Inc. *	5,400	552,204
Dana, Inc.	35,200	834,944
Delphi Automotive plc	63,485	5,740,314
Dorman Products, Inc. *	8,900	694,912
Ford Motor Co.	941,440	10,562,957
Fox Factory Holding Corp. *	9,000	346,050
General Motors Co.	331,985	11,944,820
Gentex Corp.	74,400	1,266,288
Gentherm, Inc. *	13,007	435,084
Harley-Davidson, Inc.	42,093	2,048,666
Horizon Global Corp. *	3,717	51,815
LCI Industries	5,400	576,450
Lear Corp.	16,400	2,430,316
Modine Manufacturing Co. *	12,100	196,625
Motorcar Parts of America, Inc. *	13,800	385,986
Standard Motor Products, Inc.	7,500	377,850
Stoneridge, Inc. *	13,100	199,906
Strattec Security Corp.	1,500	53,250
Tenneco, Inc.	10,080	557,424
Tesla, Inc. *	29,919	9,677,899
The Goodyear Tire & Rubber Co.	53,637	1,690,102
Thor Industries, Inc.	10,000	1,053,500
Tower International, Inc.	5,564	137,431
Visteon Corp. *	8,000	892,320
VOXX International Corp. *	9,100	60,970
Winnebago Industries, Inc.	7,400	272,320
		60,094,782

Banks 6.7%
1st Source Corp.	6,080	298,528
Ameris Bancorp	12,948	593,018
Arrow Financial Corp.	5,886	191,884
Associated Banc-Corp.	32,290	773,345
Astoria Financial Corp.	19,300	389,474
Security	Number of Shares	Value ($)
Banc of California, Inc.	15,000	308,250
BancFirst Corp.	2,300	245,525
BancorpSouth, Inc.	26,212	787,671
Bank Mutual Corp.	18,268	181,767
Bank of America Corp.	2,396,201	57,796,368
Bank of Hawaii Corp.	10,000	836,700
Bank of the Ozarks, Inc.	22,800	983,820
BankUnited, Inc.	26,896	925,760
Banner Corp.	5,571	321,837
BB&T Corp.	194,107	9,185,143
Beneficial Bancorp, Inc.	29,899	466,424
Berkshire Hills Bancorp, Inc.	8,000	297,200
BofI Holding, Inc. *(b)	20,000	557,400
BOK Financial Corp.	3,740	318,162
Boston Private Financial Holdings, Inc.	20,729	318,190
Bridge Bancorp, Inc.	8,000	260,000
Brookline Bancorp, Inc.	33,705	500,519
Bryn Mawr Bank Corp.	3,400	144,330
Camden National Corp.	3,750	157,500
Capital Bank Financial Corp., Class A	10,300	391,400
Capital City Bank Group, Inc.	6,875	146,850
Capitol Federal Financial, Inc.	37,463	534,222
Cathay General Bancorp	16,006	599,425
CenterState Banks, Inc.	17,590	439,574
Central Pacific Financial Corp.	10,269	317,620
Century Bancorp, Inc., Class A	800	53,360
Chemical Financial Corp.	15,770	759,956
CIT Group, Inc.	40,500	1,929,825
Citigroup, Inc.	662,589	45,354,217
Citizens Financial Group, Inc.	116,300	4,079,804
City Holding Co.	4,800	315,024
CoBiz Financial, Inc.	20,000	352,000
Columbia Banking System, Inc.	17,451	695,248
Comerica, Inc.	43,459	3,142,520
Commerce Bancshares, Inc.	20,482	1,188,775
Community Bank System, Inc.	18,260	1,002,474
Community Trust Bancorp, Inc.	10,335	446,472
ConnectOne Bancorp, Inc.	11,100	249,750
Cullen/Frost Bankers, Inc.	15,600	1,416,168
Customers Bancorp, Inc. *	13,200	394,020
CVB Financial Corp.	32,611	702,441
Dime Community Bancshares, Inc.	6,875	143,000
Eagle Bancorp, Inc. *	11,760	734,412
East West Bancorp, Inc.	34,500	1,965,810
Enterprise Financial Services Corp.	7,400	292,670
Essent Group Ltd. *	14,900	572,458
F.N.B. Corp.	90,033	1,233,452
FCB Financial Holdings, Inc., Class A *	14,600	688,390
Federal Agricultural Mortgage Corp., Class C	5,100	349,656
Fifth Third Bancorp	178,314	4,760,984
First BanCorp *	56,579	331,553
First Bancorp (North Carolina)	10,000	313,000
First Busey Corp.	16,033	468,805
First Citizens BancShares, Inc., Class A	1,900	699,238
First Commonwealth Financial Corp.	24,904	324,499
First Financial Bancorp	23,039	589,798

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
First Financial Bankshares, Inc.	18,200	787,150
First Financial Corp.	2,600	119,730
First Hawaiian, Inc.	11,000	324,500
First Horizon National Corp.	66,116	1,152,402
First Interstate BancSystem, Inc., Class A	8,900	325,295
First Merchants Corp.	9,041	365,618
First Midwest Bancorp, Inc.	15,825	351,473
First Republic Bank	36,924	3,704,585
First United Corp. *	2,475	37,373
Flagstar Bancorp, Inc. *	8,060	262,434
Flushing Financial Corp.	6,800	194,004
Fulton Financial Corp.	37,785	689,576
Glacier Bancorp, Inc.	16,797	586,551
Great Southern Bancorp, Inc.	3,400	176,630
Great Western Bancorp, Inc.	13,000	507,130
Hancock Holding Co.	23,944	1,101,424
Hanmi Financial Corp.	14,700	421,155
HarborOne Bancorp, Inc. *	15,000	290,700
Heartland Financial USA, Inc.	8,700	409,770
Heritage Financial Corp.	6,135	166,872
Hilltop Holdings, Inc.	14,975	374,824
Home BancShares, Inc.	34,000	843,200
HomeStreet, Inc. *	14,000	367,500
Hope Bancorp, Inc.	26,063	459,491
Huntington Bancshares, Inc.	265,936	3,523,652
IBERIABANK Corp.	12,858	1,039,569
Impac Mortgage Holdings, Inc. *	15,600	229,476
Independent Bank Corp., Massachusetts	5,700	406,695
Independent Bank Corp., Michigan	16,731	354,697
Independent Bank Group, Inc.	5,000	301,750
International Bancshares Corp.	13,484	477,334
Investors Bancorp, Inc.	78,997	1,049,080
JPMorgan Chase & Co.	854,063	78,402,983
Kearny Financial Corp.	29,323	428,116
KeyCorp	274,146	4,945,594
Lakeland Bancorp, Inc.	15,000	290,250
Lakeland Financial Corp.	5,550	255,300
LegacyTexas Financial Group, Inc.	8,700	336,864
LendingTree, Inc. *	2,444	539,146
M&T Bank Corp.	37,166	6,063,633
MainSource Financial Group, Inc.	5,535	193,393
MB Financial, Inc.	20,757	848,961
Meridian Bancorp, Inc.	10,660	188,149
Meta Financial Group, Inc.	1,939	138,251
MGIC Investment Corp. *	102,800	1,199,676
MutualFirst Financial, Inc.	2,000	69,800
National Bank Holdings Corp., Class A	12,800	436,864
Nationstar Mortgage Holdings, Inc. *	10,200	181,866
NBT Bancorp, Inc.	11,500	415,610
New York Community Bancorp, Inc.	114,285	1,500,562
Northfield Bancorp, Inc.	15,765	264,694
Northrim BanCorp, Inc.	4,281	124,791
Northwest Bancshares, Inc.	19,350	311,535
OceanFirst Financial Corp.	7,150	193,622
Ocwen Financial Corp. *	18,620	53,439
OFG Bancorp	8,163	82,038
Old National Bancorp	29,600	482,480
Oritani Financial Corp.	6,000	99,600
Pacific Premier Bancorp, Inc. *	14,000	502,600
PacWest Bancorp	31,433	1,509,413
Park National Corp.	4,845	478,541
People's United Financial, Inc.	89,322	1,557,776
Peoples Bancorp, Inc.	13,100	427,060
Peoples Financial Corp. *	3,000	40,200
PHH Corp. *	22,086	304,345
Pinnacle Financial Partners, Inc.	20,230	1,292,697
Popular, Inc.	25,720	1,083,841
Premier Financial Bancorp, Inc.	2,909	55,271
Prosperity Bancshares, Inc.	17,300	1,108,930
Security	Number of Shares	Value ($)
Provident Financial Holdings, Inc.	4,350	82,650
Provident Financial Services, Inc.	14,017	371,731
Radian Group, Inc.	51,000	888,420
Regions Financial Corp.	273,873	3,998,546
Renasant Corp.	8,910	377,695
Republic Bancorp, Inc., Class A	6,521	234,104
S&T Bancorp, Inc.	12,400	469,712
Sandy Spring Bancorp, Inc.	5,900	236,236
Seacoast Banking Corp. of Florida *	17,436	407,479
ServisFirst Bancshares, Inc.	17,000	617,780
Shore Bancshares, Inc.	1,250	21,113
Signature Bank *	14,200	1,967,836
Simmons First National Corp., Class A	11,900	649,145
South State Corp.	5,584	467,660
Southside Bancshares, Inc.	5,357	186,049
Southwest Bancorp, Inc.	7,800	203,580
State Bank Financial Corp.	6,200	170,190
Sterling Bancorp	28,685	662,623
Stock Yards Bancorp, Inc.	5,505	197,354
Stonegate Bank	8,900	414,295
Sun Bancorp, Inc.	3,863	94,064
SunTrust Banks, Inc.	111,657	6,396,830
SVB Financial Group *	11,800	2,105,592
Synovus Financial Corp.	28,042	1,219,266
TCF Financial Corp.	50,900	802,184
Texas Capital Bancshares, Inc. *	10,689	837,483
TFS Financial Corp.	21,200	338,776
The First of Long Island Corp.	9,000	251,550
The PNC Financial Services Group, Inc.	117,542	15,139,410
Timberland Bancorp, Inc.	2,000	53,920
Tompkins Financial Corp.	4,024	316,729
Towne Bank	21,600	676,080
TriCo Bancshares	5,682	209,666
TriState Capital Holdings, Inc. *	17,300	397,900
TrustCo Bank Corp.	20,657	171,453
Trustmark Corp.	24,262	775,414
U.S. Bancorp	386,137	20,380,311
UMB Financial Corp.	11,374	792,313
Umpqua Holdings Corp.	51,951	963,172
Union Bankshares Corp.	12,893	398,265
United Bankshares, Inc.	28,527	984,181
United Community Banks, Inc.	22,878	635,093
United Financial Bancorp, Inc.	14,699	265,905
Univest Corp. of Pennsylvania	5,795	176,747
Valley National Bancorp	77,242	917,635
Walker & Dunlop, Inc. *	9,700	487,425
Washington Federal, Inc.	23,242	777,445
Washington Trust Bancorp, Inc.	3,600	196,020
Webster Financial Corp.	21,963	1,140,539
Wells Fargo & Co.	1,090,513	58,822,271
WesBanco, Inc.	14,156	541,184
Westamerica Bancorp	5,200	284,544
Western Alliance Bancorp *	26,200	1,319,956
Wintrust Financial Corp.	13,200	994,092
WSFS Financial Corp.	6,000	270,900
Zions Bancorp	49,625	2,249,005
		417,634,734

Capital Goods 7.6%
3M Co.	143,057	28,778,777
A.O. Smith Corp.	35,000	1,874,250
AAON, Inc.	10,279	347,430
AAR Corp.	8,400	314,160
Actuant Corp., Class A	10,280	248,776
Acuity Brands, Inc.	10,100	2,046,765
Advanced Drainage Systems, Inc.	7,807	160,434
AECOM *	43,025	1,372,497
Aegion Corp. *	17,800	426,132

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Aerojet Rocketdyne Holdings, Inc. *	26,000	609,700
Aerovironment, Inc. *	4,200	158,718
AGCO Corp.	15,462	1,115,429
Air Lease Corp.	17,400	688,692
Aircastle Ltd.	14,100	331,914
Alamo Group, Inc.	2,500	232,525
Albany International Corp., Class A	6,718	359,413
Allegion plc	25,133	2,041,805
Allison Transmission Holdings, Inc.	38,555	1,457,379
Altra Industrial Motion Corp.	4,300	191,565
American Railcar Industries, Inc.	4,500	165,465
American Woodmark Corp. *	4,000	392,600
AMETEK, Inc.	55,959	3,445,955
Apogee Enterprises, Inc.	6,600	343,794
Applied Industrial Technologies, Inc.	6,525	368,662
Arconic, Inc.	108,099	2,679,774
Argan, Inc.	2,852	183,811
Armstrong Flooring, Inc. *	4,247	73,728
Armstrong World Industries, Inc. *	14,595	708,587
Astec Industries, Inc.	5,700	286,539
Astronics Corp. *	2,932	85,761
Axon Enterprise, Inc. *	11,800	290,162
AZZ, Inc.	10,000	507,000
Babcock & Wilcox Enterprises, Inc. *	8,700	91,350
Barnes Group, Inc.	11,200	674,016
Beacon Roofing Supply, Inc. *	16,100	739,473
BMC Stock Holdings, Inc. *	23,915	526,130
Briggs & Stratton Corp.	11,400	266,988
Builders FirstSource, Inc. *	17,100	267,957
BWX Technologies, Inc.	24,900	1,311,732
CAI International, Inc. *	4,600	120,658
Carlisle Cos., Inc.	15,000	1,463,850
Caterpillar, Inc.	142,269	16,211,553
Chart Industries, Inc. *	4,400	149,600
Chicago Bridge & Iron Co., N.V. (b)	18,000	337,320
CIRCOR International, Inc.	3,750	187,725
Colfax Corp. *	26,100	1,077,408
Columbus McKinnon Corp.	4,300	110,940
Comfort Systems USA, Inc.	7,700	256,410
Continental Building Products, Inc. *	8,721	191,862
Crane Co.	13,000	981,500
Cubic Corp.	4,500	214,425
Cummins, Inc.	38,500	6,464,150
Curtiss-Wright Corp.	12,500	1,205,250
Deere & Co.	70,154	8,999,355
DigitalGlobe, Inc. *	12,322	430,038
DMC Global, Inc.	6,800	94,520
Donaldson Co., Inc.	36,200	1,719,138
Douglas Dynamics, Inc.	4,907	156,043
Dover Corp.	38,161	3,205,524
Ducommun, Inc. *	3,200	92,672
DXP Enterprises, Inc. *	1,700	48,603
Dycom Industries, Inc. *	8,600	779,160
Eaton Corp. plc	107,577	8,417,900
EMCOR Group, Inc.	12,700	857,250
Emerson Electric Co.	158,770	9,464,280
Encore Wire Corp.	4,600	205,160
EnerSys	11,700	845,559
Engility Holdings, Inc. *	4,116	120,064
EnPro Industries, Inc.	4,900	377,398
ESCO Technologies, Inc.	3,900	240,630
Esterline Technologies Corp. *	9,000	868,500
Fastenal Co.	73,932	3,176,119
Federal Signal Corp.	12,800	236,800
Flowserve Corp.	27,700	1,139,301
Fluor Corp.	35,719	1,551,276
Fortive Corp.	70,687	4,576,276
Fortune Brands Home & Security, Inc.	35,900	2,357,553
Franklin Electric Co., Inc.	9,700	391,880
Security	Number of Shares	Value ($)
GATX Corp.	8,900	550,287
Generac Holdings, Inc. *	12,500	449,625
General Cable Corp.	6,700	129,310
General Dynamics Corp.	69,200	13,586,036
General Electric Co.	2,089,800	53,519,778
Gibraltar Industries, Inc. *	6,300	188,055
Global Brass & Copper Holdings, Inc.	8,800	282,040
Graco, Inc.	10,812	1,254,624
Granite Construction, Inc.	8,150	399,513
Great Lakes Dredge & Dock Corp. *	11,600	45,820
Griffon Corp.	15,100	309,550
H&E Equipment Services, Inc.	6,800	153,476
Hardinge, Inc.	4,800	58,080
Harsco Corp. *	36,200	559,290
HD Supply Holdings, Inc. *	51,900	1,686,231
HEICO Corp.	6,468	519,833
HEICO Corp., Class A	13,250	941,412
Herc Holdings, Inc. *	5,820	264,112
Hexcel Corp.	21,200	1,084,804
Hillenbrand, Inc.	17,800	640,800
Honeywell International, Inc.	182,480	24,839,178
Hubbell, Inc.	11,300	1,342,327
Huntington Ingalls Industries, Inc.	10,672	2,199,606
Hyster-Yale Materials Handling, Inc.	2,300	162,978
IDEX Corp.	19,025	2,217,173
IES Holdings, Inc. *	5,105	86,785
Illinois Tool Works, Inc.	74,500	10,482,895
Ingersoll-Rand plc	61,300	5,387,044
ITT, Inc.	19,300	791,300
Jacobs Engineering Group, Inc.	26,500	1,397,080
JELD-WEN Holding, Inc. *	10,000	326,500
John Bean Technologies Corp.	8,183	756,109
Johnson Controls International plc	229,321	8,932,053
Kadant, Inc.	3,001	234,228
Kaman Corp.	5,700	291,384
KBR, Inc.	43,900	654,988
Kennametal, Inc.	25,000	922,500
KLX, Inc. *	15,600	809,952
Kratos Defense & Security Solutions, Inc. *	49,080	540,125
L.B. Foster Co., Class A	1,400	24,640
L3 Technologies, Inc.	17,900	3,131,963
Lawson Products, Inc. *	5,500	126,775
Layne Christensen Co. *	4,500	47,655
Lennox International, Inc.	8,449	1,444,779
Lincoln Electric Holdings, Inc.	13,600	1,186,736
Lindsay Corp.	3,100	284,177
Lockheed Martin Corp.	60,335	17,625,664
Lydall, Inc. *	5,500	272,250
Masco Corp.	77,500	2,955,075
Masonite International Corp. *	8,700	675,555
MasTec, Inc. *	15,750	727,650
Mercury Systems, Inc. *	15,800	693,778
Meritor, Inc. *	22,600	390,528
Micronet Enertec Technologies, Inc. *	26,009	23,148
Moog, Inc., Class A *	7,587	563,866
MRC Global, Inc. *	30,500	498,370
MSC Industrial Direct Co., Inc., Class A	12,000	854,520
Mueller Industries, Inc.	11,800	371,700
Mueller Water Products, Inc., Class A	55,039	638,452
MYR Group, Inc. *	8,500	270,385
National Presto Industries, Inc.	2,900	327,990
Navistar International Corp. *	11,600	356,932
NCI Building Systems, Inc. *	14,480	260,640
NN, Inc.	16,700	462,590
Nordson Corp.	11,599	1,473,073
Northrop Grumman Corp.	41,259	10,856,481
NOW, Inc. *	35,105	559,223
Ocean Power Technologies, Inc. *(b)	121,730	158,249
Omega Flex, Inc.	700	42,028

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Orbital ATK, Inc.	14,394	1,470,779
Oshkosh Corp.	18,900	1,301,454
Owens Corning	26,800	1,796,940
PACCAR, Inc.	84,022	5,751,306
Park-Ohio Holdings Corp.	3,600	143,100
Parker-Hannifin Corp.	33,300	5,527,134
Patrick Industries, Inc. *	3,177	241,770
Pentair plc	42,885	2,704,757
PGT Innovations, Inc. *	10,000	130,000
Powell Industries, Inc.	2,800	89,180
Preformed Line Products Co.	1,000	48,720
Primoris Services Corp.	6,900	171,948
Proto Labs, Inc. *	4,800	354,720
Quanex Building Products Corp.	6,125	131,687
Quanta Services, Inc. *	38,271	1,290,881
Raven Industries, Inc.	5,600	192,640
Raytheon Co.	70,177	12,054,303
RBC Bearings, Inc. *	6,000	620,040
Regal Beloit Corp.	13,600	1,133,560
Rexnord Corp. *	29,900	692,484
Rockwell Automation, Inc.	32,431	5,352,088
Rockwell Collins, Inc.	37,301	3,973,676
Roper Technologies, Inc.	23,759	5,523,017
Rush Enterprises, Inc., Class A *	8,200	353,666
Sensata Technologies Holding N.V. *	34,800	1,570,176
Simpson Manufacturing Co., Inc.	16,200	717,498
SiteOne Landscape Supply, Inc. *	12,000	630,000
Snap-on, Inc.	12,280	1,893,576
Spirit AeroSystems Holdings, Inc., Class A	31,100	1,879,373
SPX Corp. *	7,110	195,667
SPX FLOW, Inc. *	7,110	252,121
Standex International Corp.	3,000	287,850
Stanley Black & Decker, Inc.	38,013	5,348,049
Sun Hydraulics Corp.	5,600	231,616
Teledyne Technologies, Inc. *	9,057	1,234,831
Tennant Co.	4,200	317,310
Terex Corp.	27,000	1,062,990
Textainer Group Holdings Ltd. *	9,500	153,900
Textron, Inc.	68,300	3,355,579
The Boeing Co.	135,736	32,910,551
The Gorman-Rupp Co.	5,141	155,361
The Greenbrier Cos., Inc.	5,800	261,000
The KeyW Holding Corp. *	8,400	74,172
The Manitowoc Co., Inc. *	23,200	132,472
The Middleby Corp. *	14,000	1,829,520
The Timken Co.	19,300	878,150
The Toro Co.	25,900	1,841,231
Thermon Group Holdings, Inc. *	9,500	169,765
Titan International, Inc.	30,625	390,469
Titan Machinery, Inc. *	3,600	64,260
TransDigm Group, Inc.	11,800	3,329,252
Trex Co., Inc. *	9,700	729,537
TriMas Corp. *	9,293	226,285
Trinity Industries, Inc.	38,000	1,041,580
Triton International Ltd.	6,000	216,360
Triumph Group, Inc.	17,600	450,560
Tutor Perini Corp. *	7,100	188,860
Twin Disc, Inc. *	17,900	302,868
United Rentals, Inc. *	18,900	2,248,344
United Technologies Corp.	182,098	21,591,360
Univar, Inc. *	26,100	810,144
Universal Forest Products, Inc.	4,600	385,710
USG Corp. *	28,300	765,232
Valmont Industries, Inc.	6,100	931,470
Vectrus, Inc. *	1,938	65,911
Veritiv Corp. *	1,466	54,462
Vicor Corp. *	9,900	175,725
W.W. Grainger, Inc.	12,100	2,017,554
Wabash National Corp.	11,200	213,696
Security	Number of Shares	Value ($)
WABCO Holdings, Inc. *	12,733	1,751,679
Wabtec Corp.	19,456	1,466,204
Watsco, Inc.	6,800	1,025,236
Watts Water Technologies, Inc., Class A	7,800	502,320
Welbilt, Inc. *	43,100	840,019
Wesco Aircraft Holdings, Inc. *	13,500	146,475
WESCO International, Inc. *	12,200	625,250
Woodward, Inc.	14,800	1,035,112
Xylem, Inc.	41,800	2,371,314
		476,187,104

Commercial & Professional Services 0.9%
ABM Industries, Inc.	13,900	620,218
ACCO Brands Corp. *	42,001	489,312
ARC Document Solutions, Inc. *	3,000	10,380
Brady Corp., Class A	15,400	511,280
Casella Waste Systems, Inc., Class A *	13,300	223,174
CDI Corp. *	5,500	45,375
Cintas Corp.	19,650	2,649,802
Clean Harbors, Inc. *	10,900	619,120
Cogint, Inc. *(b)	79,100	348,040
CompX International, Inc.	2,000	29,000
Copart, Inc. *	54,436	1,714,190
Covanta Holding Corp.	26,400	398,640
CRA International, Inc.	4,200	163,002
Deluxe Corp.	12,100	873,620
Ennis, Inc.	6,500	125,125
Equifax, Inc.	31,116	4,525,511
Essendant, Inc.	5,800	72,384
Exponent, Inc.	6,600	430,320
FTI Consulting, Inc. *	11,500	377,315
GP Strategies Corp. *	1,500	42,975
Healthcare Services Group, Inc.	20,256	1,058,376
Heidrick & Struggles International, Inc.	5,000	90,500
Herman Miller, Inc.	8,700	292,973
HNI Corp.	12,700	479,425
Huron Consulting Group, Inc. *	5,000	177,500
ICF International, Inc. *	6,500	294,125
IHS Markit Ltd. *	78,260	3,650,829
InnerWorkings, Inc. *	7,400	87,246
Insperity, Inc.	6,800	513,400
Interface, Inc.	24,700	468,065
KAR Auction Services, Inc.	36,200	1,521,848
Kelly Services, Inc., Class A	5,700	126,939
Kforce, Inc.	7,105	132,864
Kimball International, Inc., Class B	9,100	151,697
Knoll, Inc.	7,000	135,520
Korn/Ferry International	15,700	525,165
LSC Communications, Inc.	4,579	97,899
ManpowerGroup, Inc.	18,137	1,943,380
Mastech Digital, Inc. *	675	6,372
Matthews International Corp., Class A	5,300	347,415
McGrath RentCorp	4,600	163,438
Mistras Group, Inc. *	4,000	80,600
Mobile Mini, Inc.	14,700	452,760
MSA Safety, Inc.	8,700	697,392
Multi-Color Corp.	4,625	372,312
Navigant Consulting, Inc. *	14,000	237,020
Nielsen Holdings plc	75,100	3,230,051
NL Industries, Inc. *	7,800	60,840
On Assignment, Inc. *	12,700	625,475
Pitney Bowes, Inc.	43,000	676,820
Quad Graphics, Inc.	9,800	220,108
Republic Services, Inc.	52,445	3,368,018
Resources Connection, Inc.	11,300	150,855
Robert Half International, Inc.	26,900	1,217,225
Rollins, Inc.	21,927	951,851
RPX Corp. *	10,300	140,801

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
RR Donnelley & Sons Co.	12,212	150,940
Steelcase, Inc., Class A	11,500	156,975
Stericycle, Inc. *	19,900	1,533,892
Team, Inc. *	4,548	65,264
Tetra Tech, Inc.	13,131	623,066
The Advisory Board Co. *	13,800	775,560
The Brink's Co.	12,100	945,615
The Dun & Bradstreet Corp.	7,840	868,358
TransUnion *	27,900	1,278,657
TriNet Group, Inc. *	11,600	406,000
TrueBlue, Inc. *	10,100	258,055
UniFirst Corp.	3,700	526,325
US Ecology, Inc.	3,500	181,650
Verisk Analytics, Inc. *	36,600	3,193,716
Viad Corp.	3,625	194,119
Virco Manufacturing Corp. *	1,170	6,377
WageWorks, Inc. *	11,900	775,880
Waste Management, Inc.	100,010	7,515,751
West Corp.	11,812	276,046
Willdan Group, Inc. *	8,400	282,324
		59,030,457

Consumer Durables & Apparel 1.4%
American Outdoor Brands Corp. *	12,400	256,308
AV Homes, Inc. *	6,500	104,325
Beazer Homes USA, Inc. *	10,835	143,672
Brunswick Corp.	18,400	1,041,624
CalAtlantic Group, Inc.	12,527	439,698
Callaway Golf Co.	31,065	395,457
Carter's, Inc.	14,400	1,248,912
Cavco Industries, Inc. *	1,610	209,944
Coach, Inc.	66,208	3,121,045
Columbia Sportswear Co.	6,900	418,002
Crocs, Inc. *	15,000	119,100
CSS Industries, Inc.	4,800	128,496
D.R. Horton, Inc.	87,290	3,115,380
Deckers Outdoor Corp. *	7,500	486,450
Ethan Allen Interiors, Inc.	10,200	326,910
Flexsteel Industries, Inc.	1,900	106,362
Fossil Group, Inc. *	7,662	86,198
G-III Apparel Group Ltd. *	11,300	294,139
Garmin Ltd.	27,800	1,395,282
GoPro, Inc., Class A *(b)	49,800	410,352
Hanesbrands, Inc.	89,688	2,055,649
Hasbro, Inc.	28,000	2,964,640
Helen of Troy Ltd. *	7,900	795,925
Hovnanian Enterprises, Inc., Class A *	50,500	111,100
Iconix Brand Group, Inc. *	9,600	64,032
Installed Building Products, Inc. *	4,326	232,739
iRobot Corp. *	7,300	770,223
JAKKS Pacific, Inc. *	7,500	24,750
KB Home	19,700	451,524
La-Z-Boy, Inc.	17,600	594,880
Leggett & Platt, Inc.	33,800	1,628,484
Lennar Corp., Class A	49,752	2,608,995
LGI Homes, Inc. *	8,000	354,400
Libbey, Inc.	7,232	65,088
lululemon Athletica, Inc. *	23,957	1,476,709
M.D.C. Holdings, Inc.	9,453	324,143
M/I Homes, Inc. *	3,000	77,820
Marine Products Corp.	405	5,881
Mattel, Inc.	76,700	1,535,534
Meritage Homes Corp. *	15,000	611,250
Michael Kors Holdings Ltd. *	38,700	1,410,228
Mohawk Industries, Inc. *	14,919	3,714,682
Movado Group, Inc.	5,800	142,680
NACCO Industries, Inc., Class A	1,900	124,640
Nautilus, Inc. *	9,825	172,920
Security	Number of Shares	Value ($)
Newell Brands, Inc.	113,701	5,994,317
NIKE, Inc., Class B	315,690	18,641,494
Nova Lifestyle, Inc. *(b)	57,200	82,940
NVR, Inc. *	700	1,827,308
Oxford Industries, Inc.	2,500	157,825
Perry Ellis International, Inc. *	5,500	108,020
PICO Holdings, Inc. *	3,700	60,125
Polaris Industries, Inc. (b)	16,081	1,441,822
PulteGroup, Inc.	68,976	1,684,394
PVH Corp.	19,311	2,303,609
Ralph Lauren Corp.	12,400	938,060
Sequential Brands Group, Inc. *	18,160	58,294
Skechers U.S.A., Inc., Class A *	38,000	1,067,420
Steven Madden Ltd. *	14,112	578,592
Sturm, Ruger & Co., Inc. (b)	2,700	155,520
Superior Uniform Group, Inc.	3,200	71,456
Taylor Morrison Home Corp., Class A *	9,876	223,395
Tempur Sealy International, Inc. *	13,900	801,613
Toll Brothers, Inc.	31,200	1,204,008
TopBuild Corp. *	7,688	405,773
TRI Pointe Group, Inc. *	48,700	647,710
Tupperware Brands Corp.	14,300	868,153
Under Armour, Inc., Class A *(b)	50,500	1,011,010
Under Armour, Inc., Class C *	37,665	682,113
Universal Electronics, Inc. *	5,200	355,940
Vera Bradley, Inc. *	11,000	110,880
VF Corp.	79,100	4,919,229
Vista Outdoor, Inc. *	17,574	405,784
Vuzix Corp. *(b)	7,800	47,970
Whirlpool Corp.	17,614	3,133,178
William Lyon Homes, Class A *	14,900	336,889
Wolverine World Wide, Inc.	27,500	775,500
		87,266,913

Consumer Services 2.2%
Adtalem Global Education, Inc.	16,800	546,000
American Public Education, Inc. *	5,600	119,280
Aramark	54,200	2,160,412
Ascent Capital Group, Inc., Class A *	3,116	52,660
Belmond Ltd., Class A *	12,600	164,430
Biglari Holdings, Inc. *	279	104,435
BJ's Restaurants, Inc. *	7,300	257,690
Bloomin' Brands, Inc.	20,900	364,287
Bob Evans Farms, Inc.	4,200	290,556
Boyd Gaming Corp.	21,300	533,778
Bridgepoint Education, Inc. *	13,700	133,027
Bright Horizons Family Solutions, Inc. *	13,712	1,083,385
Brinker International, Inc.	12,650	448,696
Buffalo Wild Wings, Inc. *	4,800	516,000
Caesars Entertainment Corp. *(b)	41,600	513,760
Capella Education Co.	3,000	206,100
Career Education Corp. *	25,114	211,209
Carnival Corp.	100,339	6,700,638
Chipotle Mexican Grill, Inc. *	6,879	2,364,794
Choice Hotels International, Inc.	12,200	788,730
Churchill Downs, Inc.	2,900	542,445
Chuy's Holdings, Inc. *	6,760	159,198
ClubCorp Holdings, Inc.	21,142	358,357
Cracker Barrel Old Country Store, Inc. (b)	5,146	799,946
Darden Restaurants, Inc.	28,900	2,424,132
Dave & Buster's Entertainment, Inc. *	12,600	782,586
Denny's Corp. *	21,100	239,696
DineEquity, Inc.	3,000	123,420
Domino's Pizza, Inc.	12,200	2,275,300
Dover Motorsports, Inc.	1,400	2,870
Dunkin' Brands Group, Inc.	21,600	1,145,448
Eldorado Resorts, Inc. *	5,800	118,320
Extended Stay America, Inc.	57,500	1,136,775

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Fiesta Restaurant Group, Inc. *	4,300	72,240
Golden Entertainment, Inc. *	3,400	69,972
Graham Holdings Co., Class B	1,400	829,360
Grand Canyon Education, Inc. *	14,900	1,096,193
H&R Block, Inc.	54,700	1,668,350
Hilton Grand Vacations, Inc. *	20,624	758,138
Hilton Worldwide Holdings, Inc.	46,182	2,887,761
Houghton Mifflin Harcourt Co. *	19,600	234,220
Hyatt Hotels Corp., Class A *	9,600	533,472
ILG, Inc.	25,089	665,109
International Speedway Corp., Class A	6,445	230,731
J Alexander's Holdings, Inc. *	2,846	30,025
Jack in the Box, Inc.	7,000	649,320
K12, Inc. *	12,100	214,291
La Quinta Holdings, Inc. *	15,800	235,578
Las Vegas Sands Corp.	86,100	5,304,621
Laureate Education, Inc., Class A *	15,000	255,300
Luby's, Inc. *	6,900	19,803
Marriott International, Inc., Class A	75,492	7,865,512
Marriott Vacations Worldwide Corp.	4,080	476,748
McDonald's Corp.	197,640	30,661,870
MGM Resorts International	115,500	3,803,415
Monarch Casino & Resort, Inc. *	8,000	264,720
Norwegian Cruise Line Holdings Ltd. *	38,400	2,114,688
Papa John's International, Inc.	6,800	485,044
Penn National Gaming, Inc. *	17,000	342,720
Pinnacle Entertainment, Inc. *	9,800	186,200
Planet Fitness, Inc., Class A	24,700	559,702
Red Robin Gourmet Burgers, Inc. *	2,300	137,540
Red Rock Resorts, Inc., Class A	15,000	358,500
Regis Corp. *	17,300	182,169
Royal Caribbean Cruises Ltd.	38,400	4,341,888
Ruby Tuesday, Inc. *	33,713	68,100
Scientific Games Corp., Class A *	10,900	403,845
SeaWorld Entertainment, Inc. (b)	28,211	433,885
Service Corp. International	44,900	1,559,377
ServiceMaster Global Holdings, Inc. *	30,000	1,318,800
Shake Shack, Inc., Class A *	8,000	264,080
Six Flags Entertainment Corp.	20,000	1,137,400
Sonic Corp.	12,868	304,457
Sotheby's *	11,338	641,617
Speedway Motorsports, Inc.	6,700	142,442
Starbucks Corp.	350,994	18,946,656
Strayer Education, Inc.	4,300	338,066
Texas Roadhouse, Inc.	16,100	761,530
The Cheesecake Factory, Inc.	13,087	622,680
The Wendy's Co.	50,775	783,966
Vail Resorts, Inc.	9,100	1,917,916
Weight Watchers International, Inc. *	6,500	232,830
Wyndham Worldwide Corp.	26,044	2,718,212
Wynn Resorts Ltd.	18,900	2,444,526
Yum! Brands, Inc.	79,700	6,015,756
		136,259,701

Diversified Financials 5.1%
Affiliated Managers Group, Inc.	14,617	2,716,277
AG Mortgage Investment Trust, Inc.	12,000	220,920
AGNC Investment Corp.	88,000	1,863,840
Ally Financial, Inc.	103,500	2,343,240
American Express Co.	179,303	15,281,995
Ameriprise Financial, Inc.	38,230	5,538,762
Annaly Capital Management, Inc.	247,253	2,974,454
Anworth Mortgage Asset Corp.	24,200	145,684
Apollo Commercial Real Estate Finance, Inc.	16,786	302,652
Arlington Asset Investment Corp., Class A (b)	6,941	89,539
ARMOUR Residential REIT, Inc.	7,625	192,608
Security	Number of Shares	Value ($)
Artisan Partners Asset Management, Inc., Class A	15,800	525,350
Associated Capital Group, Inc., Class A	3,400	114,070
Asta Funding, Inc. *	6,000	43,950
Atlanticus Holdings Corp. *	4,629	11,434
Berkshire Hathaway, Inc., Class B *	460,002	80,486,550
BGC Partners, Inc., Class A	61,300	772,993
BlackRock, Inc.	28,832	12,297,713
Blackstone Mortgage Trust, Inc., Class A	27,702	855,161
Capital One Financial Corp.	116,257	10,019,028
Capstead Mortgage Corp.	21,740	212,617
CBOE Holdings, Inc.	22,896	2,164,359
Chimera Investment Corp.	50,440	949,281
CIM Commercial Trust Corp.	9,700	161,505
CME Group, Inc.	79,450	9,742,159
Cohen & Steers, Inc.	5,400	218,160
Cowen, Inc., *	2,972	47,552
Credit Acceptance Corp. *	3,400	846,940
CYS Investments, Inc.	25,500	217,005
Discover Financial Services	94,207	5,740,975
Donnelley Financial Solutions, Inc. *	4,579	106,233
Dynex Capital, Inc.	21,998	152,006
E*TRADE Financial Corp. *	59,698	2,447,618
Eaton Vance Corp.	30,800	1,511,972
Encore Capital Group, Inc. *	5,600	224,560
Enova International, Inc. *	6,313	91,539
Evercore Partners, Inc., Class A	12,300	967,395
EZCORP, Inc., Class A *	20,600	160,680
FactSet Research Systems, Inc.	9,650	1,613,673
Federated Investors, Inc., Class B	32,450	935,533
Financial Engines, Inc.	21,200	815,140
FirstCash, Inc.	13,896	808,052
FNFV Group *	16,478	284,246
Franklin Resources, Inc.	82,500	3,694,350
GAMCO Investors, Inc., Class A	3,400	104,414
Green Dot Corp., Class A *	12,149	488,876
Greenhill & Co., Inc.	4,500	83,250
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	13,000	302,250
Houlihan Lokey, Inc.	10,400	386,672
Interactive Brokers Group, Inc., Class A	13,600	544,680
Intercontinental Exchange, Inc.	140,430	9,368,085
INTL. FCStone, Inc. *	4,437	173,620
Invesco Ltd.	88,200	3,066,714
Invesco Mortgage Capital, Inc.	22,300	370,849
Investment Technology Group, Inc.	8,050	177,664
Janus Henderson Group plc *	49,198	1,647,641
Ladder Capital Corp.	22,000	289,520
Lazard Ltd., Class A	35,000	1,634,850
Legg Mason, Inc.	17,550	702,175
Leucadia National Corp.	84,450	2,198,233
LPL Financial Holdings, Inc.	22,300	1,020,448
MarketAxess Holdings, Inc.	8,900	1,805,721
MFA Financial, Inc.	93,700	795,513
Moelis & Co., Class A	10,000	409,000
Moody's Corp.	40,700	5,357,341
Morgan Stanley	348,025	16,322,372
Morningstar, Inc.	5,500	454,135
MSCI, Inc.	23,000	2,505,850
MTGE Investment Corp.	14,600	271,560
Nasdaq, Inc.	26,100	1,941,057
Navient Corp.	72,000	1,062,000
Nelnet, Inc., Class A	6,400	314,176
New Residential Investment Corp.	71,750	1,219,750
New York Mortgage Trust, Inc.	18,600	117,552
NewStar Financial, Inc.	13,500	147,690
Northern Trust Corp.	53,600	4,690,536
OneMain Holdings, Inc. *	10,500	280,770
PennyMac Mortgage Investment Trust	14,400	253,440

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Piper Jaffray Cos.	3,950	246,480
PRA Group, Inc. *	9,800	384,160
Raymond James Financial, Inc.	30,750	2,558,092
Redwood Trust, Inc.	19,700	340,219
Resource Capital Corp.	37,950	388,987
S&P Global, Inc.	60,861	9,347,641
Santander Consumer USA Holdings, Inc. *	43,700	559,797
SEI Investments Co.	31,100	1,757,461
SLM Corp. *	93,396	1,034,828
Starwood Property Trust, Inc.	63,073	1,390,129
State Street Corp.	86,860	8,097,958
Stifel Financial Corp. *	11,785	599,267
Synchrony Financial	177,913	5,394,322
T. Rowe Price Group, Inc.	59,400	4,913,568
TD Ameritrade Holding Corp.	56,600	2,588,318
The Bank of New York Mellon Corp.	250,218	13,269,061
The Charles Schwab Corp. (a)	292,470	12,546,963
The Goldman Sachs Group, Inc.	88,055	19,841,433
Two Harbors Investment Corp.	107,000	1,058,230
Virtus Investment Partners, Inc.	3,475	409,355
Voya Financial, Inc.	45,389	1,781,064
Waddell & Reed Financial, Inc., Class A	14,750	304,882
Western Asset Mortgage Capital Corp.	4,607	47,867
Westwood Holdings Group, Inc.	1,785	105,226
WisdomTree Investments, Inc.	20,500	214,020
World Acceptance Corp. *	3,000	226,710
		320,824,212

Energy 5.6%
Abraxas Petroleum Corp. *	36,200	64,436
Adams Resources & Energy, Inc.	2,300	87,377
Anadarko Petroleum Corp.	136,868	6,250,762
Andeavor	37,231	3,705,601
Antero Resources Corp. *	32,800	676,336
Apache Corp.	94,072	4,654,683
Arch Coal, Inc., Class A	5,800	441,206
Archrock, Inc.	10,720	117,384
Atwood Oceanics, Inc. *(b)	9,500	74,670
Baker Hughes, a GE Co.	104,565	3,857,403
Bonanza Creek Energy, Inc. *	2,125	61,710
C&J Energy Services, Inc. *	25,000	808,500
Cabot Oil & Gas Corp.	112,800	2,805,336
California Resources Corp. *(b)	23,232	188,644
Callon Petroleum Co. *	61,700	698,444
Centennial Resource Development, Inc., Class A *	33,700	565,486
Cheniere Energy, Inc. *	56,300	2,544,760
Chesapeake Energy Corp. *(b)	172,130	853,765
Chevron Corp.	456,023	49,793,151
Cimarex Energy Co.	22,562	2,234,315
Comstock Resources, Inc. *(b)	10,160	72,034
Concho Resources, Inc. *	35,431	4,615,242
ConocoPhillips	299,931	13,607,869
CONSOL Energy, Inc. *	44,600	747,496
Continental Resources, Inc. *	23,600	788,948
Core Laboratories N.V.	9,800	985,194
CVR Energy, Inc. (b)	5,100	96,441
Delek US Holdings, Inc.	15,084	393,843
Denbury Resources, Inc. *	103,025	150,416
Devon Energy Corp.	128,060	4,265,679
Diamond Offshore Drilling, Inc. *(b)	11,400	141,588
Diamondback Energy, Inc. *	22,621	2,168,901
Dril-Quip, Inc. *	12,700	566,420
Energen Corp. *	22,600	1,204,128
Energy XXI Gulf Coast, Inc. *	20,000	395,800
EOG Resources, Inc.	139,848	13,305,139
EQT Corp.	43,100	2,745,470
Era Group, Inc. *	2,850	24,966
Security	Number of Shares	Value ($)
Exterran Corp. *	5,360	148,418
Exxon Mobil Corp.	1,025,599	82,088,944
Fairmount Santrol Holdings, Inc. *(b)	35,100	102,492
Forum Energy Technologies, Inc. *	11,200	148,400
Frank's International N.V. (b)	14,000	113,400
Gastar Exploration, Inc. *	240,300	206,658
Geospace Technologies Corp. *	1,800	27,702
Gevo, Inc. *(b)	301,600	190,038
Green Plains, Inc.	9,300	183,675
Gulf Island Fabrication, Inc.	4,100	46,740
Gulfport Energy Corp. *	24,603	310,490
Halliburton Co.	211,844	8,990,659
Helix Energy Solutions Group, Inc. *	39,464	258,095
Helmerich & Payne, Inc. (b)	29,217	1,478,965
Hess Corp.	65,400	2,912,916
HollyFrontier Corp.	38,654	1,114,781
Kinder Morgan, Inc.	448,878	9,170,578
Kosmos Energy Ltd. *	75,600	498,960
Laredo Petroleum, Inc. *	40,100	519,696
Marathon Oil Corp.	198,714	2,430,272
Marathon Petroleum Corp.	123,408	6,909,614
Matador Resources Co. *	31,400	761,764
Matrix Service Co. *	8,000	82,800
McDermott International, Inc. *	85,100	576,127
Murphy Oil Corp.	38,000	1,010,040
Nabors Industries Ltd.	70,734	545,359
National Oilwell Varco, Inc.	97,122	3,176,861
Natural Gas Services Group, Inc. *	7,500	187,125
Newfield Exploration Co. *	55,800	1,603,134
Newpark Resources, Inc. *	11,500	96,025
Noble Corp. plc *	54,955	219,820
Noble Energy, Inc.	109,447	3,164,113
Oasis Petroleum, Inc. *	47,700	371,106
Occidental Petroleum Corp.	183,053	11,336,472
Oceaneering International, Inc.	17,700	454,005
Oil States International, Inc. *	20,200	501,970
ONEOK, Inc.	90,371	5,112,287
Pacific Ethanol, Inc. *	10,200	63,750
Panhandle Oil & Gas, Inc., Class A	6,200	136,400
Parker Drilling Co. *	60,300	72,360
Parsley Energy, Inc., Class A *	56,300	1,648,464
Patterson-UTI Energy, Inc.	38,800	750,392
PBF Energy, Inc., Class A	37,313	849,617
PDC Energy, Inc. *	13,100	617,796
Peabody Energy Corp. *	35,000	981,400
PHI, Inc. — Non Voting Shares *	4,000	38,800
Phillips 66	104,165	8,723,819
Pioneer Energy Services Corp. *	13,100	28,820
Pioneer Natural Resources Co.	41,733	6,806,652
QEP Resources, Inc. *	83,800	718,166
Range Resources Corp.	46,305	977,499
Resolute Energy Corp. *	9,680	328,733
REX American Resources Corp. *	4,875	487,402
Rice Energy, Inc. *	43,736	1,223,296
RigNet, Inc. *	4,141	78,472
Ring Energy, Inc. *	22,800	297,768
RPC, Inc. (b)	16,118	333,804
RSP Permian, Inc. *	26,400	907,104
Sanchez Energy Corp. *(b)	8,700	49,068
Schlumberger Ltd.	335,903	23,042,946
SEACOR Holdings, Inc. *	4,850	165,336
SEACOR Marine Holdings, Inc. *	4,876	71,092
SemGroup Corp., Class A	15,900	430,095
SM Energy Co.	22,500	391,275
Southwestern Energy Co. *	64,975	370,357
SRC Energy, Inc. *	63,800	542,938
Synthesis Energy Systems, Inc. *	334,602	167,301
Targa Resources Corp.	54,200	2,515,422
TechnipFMC plc *	120,564	3,440,897

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Tellurian, Inc. *(b)	23,000	210,450
Tesco Corp. *	7,000	32,200
TETRA Technologies, Inc. *	12,100	34,001
The Williams Cos., Inc.	204,183	6,488,936
Transocean Ltd. *	85,400	738,710
Unit Corp. *	19,300	347,014
Uranium Energy Corp. *(b)	226,400	362,240
US Silica Holdings, Inc.	24,400	710,772
Valero Energy Corp.	109,980	7,585,321
Weatherford International plc *	241,449	1,076,863
Westmoreland Coal Co. *	9,600	41,376
World Fuel Services Corp.	17,400	562,716
WPX Energy, Inc. *	116,953	1,260,753
		350,518,637

Food & Staples Retailing 1.6%
Casey's General Stores, Inc.	8,544	912,072
Costco Wholesale Corp.	104,585	16,577,768
CVS Health Corp.	248,437	19,857,569
Ingles Markets, Inc., Class A	4,200	123,900
Performance Food Group Co. *	27,000	777,600
PriceSmart, Inc.	7,100	598,175
Rite Aid Corp. *	261,480	585,715
SpartanNash, Co.	12,540	347,860
Sprouts Farmers Market, Inc. *	35,374	851,452
SUPERVALU, Inc. *	88,732	317,661
Sysco Corp.	120,236	6,326,818
The Andersons, Inc.	3,600	124,020
The Kroger Co.	221,532	5,431,965
U.S. Foods Holding Corp. *	20,100	565,815
United Natural Foods, Inc. *	15,300	589,509
Wal-Mart Stores, Inc.	354,189	28,331,578
Walgreens Boots Alliance, Inc.	204,522	16,498,790
Weis Markets, Inc.	6,900	326,439
Whole Foods Market, Inc.	78,977	3,298,080
		102,442,786

Food, Beverage & Tobacco 4.4%
Alico, Inc.	2,000	60,400
Alliance One International, Inc. *	2,460	37,392
Altria Group, Inc.	469,723	30,517,903
Archer-Daniels-Midland Co.	133,958	5,650,348
B&G Foods, Inc.	15,000	543,750
Blue Buffalo Pet Products, Inc. *	24,900	557,013
Brown-Forman Corp., Class A	10,000	515,400
Brown-Forman Corp., Class B	44,232	2,185,061
Bunge Ltd.	36,100	2,829,879
Cal-Maine Foods, Inc. *(b)	5,200	198,380
Calavo Growers, Inc.	4,846	358,846
Campbell Soup Co.	45,200	2,387,916
Coca-Cola Bottling Co. Consolidated	1,248	299,632
ConAgra Brands, Inc.	98,193	3,362,128
Constellation Brands, Inc., Class A	40,769	7,882,686
Darling Ingredients, Inc. *	56,100	912,747
Dean Foods Co.	26,756	401,340
Dr Pepper Snapple Group, Inc.	42,800	3,901,648
Farmer Brothers Co. *	4,500	140,175
Flowers Foods, Inc.	44,605	784,602
Fresh Del Monte Produce, Inc.	7,900	406,613
General Mills, Inc.	133,638	7,438,291
Hormel Foods Corp.	62,400	2,132,208
Hostess Brands, Inc. *	20,300	310,184
Ingredion, Inc.	18,200	2,244,424
J&J Snack Foods Corp.	3,259	428,233
John B. Sanfilippo & Son, Inc.	5,000	321,600
Kellogg Co.	57,300	3,896,400
Lamb Weston Holdings, Inc.	38,264	1,682,851
Security	Number of Shares	Value ($)
Lancaster Colony Corp.	5,200	637,624
Landec Corp. *	9,100	111,930
Limoneira Co.	2,900	66,004
McCormick & Co., Inc. — Non Voting Shares	28,200	2,687,460
MGP Ingredients, Inc.	5,500	324,280
Molson Coors Brewing Co., Class B	42,600	3,790,548
Mondelez International, Inc., Class A	370,624	16,314,869
Monster Beverage Corp. *	95,367	5,030,609
National Beverage Corp.	6,400	653,568
PepsiCo, Inc.	345,058	40,237,213
Philip Morris International, Inc.	373,909	43,638,919
Pilgrim's Pride Corp. *	12,466	302,799
Pinnacle Foods, Inc.	30,300	1,799,214
Post Holdings, Inc. *	15,350	1,277,120
Primo Water Corp. *	1,000	12,410
Rocky Mountain Chocolate Factory, Inc.	3,427	40,747
Sanderson Farms, Inc.	5,850	764,888
Seaboard Corp.	100	427,500
Snyder's-Lance, Inc.	23,930	832,525
The Boston Beer Co., Inc., Class A *	2,100	329,280
The Coca-Cola Co.	928,214	42,549,330
The Hain Celestial Group, Inc. *	27,012	1,207,707
The Hershey Co.	33,900	3,570,009
The JM Smucker Co.	27,691	3,375,533
The Kraft Heinz Co.	142,804	12,489,638
Tootsie Roll Industries, Inc.	8,293	308,500
TreeHouse Foods, Inc. *	12,522	1,062,241
Tyson Foods, Inc., Class A	69,284	4,389,834
Universal Corp.	4,800	306,960
Vector Group Ltd.	29,262	589,044
		271,516,353

Health Care Equipment & Services 5.5%
Abaxis, Inc.	5,600	263,200
Abbott Laboratories	412,812	20,302,094
ABIOMED, Inc. *	10,200	1,510,518
Acadia Healthcare Co., Inc. *	19,600	1,037,428
Accuray, Inc. *	21,200	90,100
Aceto Corp.	7,900	133,352
Aetna, Inc.	79,785	12,311,623
Alere, Inc. *	18,541	934,281
Align Technology, Inc. *	18,800	3,143,924
Allscripts Healthcare Solutions, Inc. *	54,860	675,327
Amedisys, Inc. *	10,834	513,098
AmerisourceBergen Corp.	39,596	3,714,897
AMN Healthcare Services, Inc. *	11,210	413,649
Analogic Corp.	6,000	421,200
Anika Therapeutics, Inc. *	4,606	235,643
Antares Pharma, Inc. *	28,100	88,234
Anthem, Inc.	64,623	12,033,449
athenahealth, Inc. *	10,500	1,452,360
AtriCure, Inc. *	13,800	334,374
Atrion Corp.	616	389,435
Baxter International, Inc.	118,006	7,137,003
Becton, Dickinson & Co.	55,170	11,111,238
BioScrip, Inc. *	88,272	255,106
Boston Scientific Corp. *	333,367	8,874,230
Brookdale Senior Living, Inc. *	51,725	734,495
C.R. Bard, Inc.	17,160	5,501,496
Cantel Medical Corp.	8,034	596,123
Capital Senior Living Corp. *	8,394	115,837
Cardinal Health, Inc.	78,718	6,081,753
Cardiovascular Systems, Inc. *	5,000	157,750
Centene Corp. *	42,541	3,378,606
Cerner Corp. *	67,900	4,370,723
Chemed Corp.	3,900	770,250
Cigna Corp.	60,251	10,457,164

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Computer Programs & Systems, Inc. (b)	3,600	110,340
ConforMIS, Inc. *	55,500	278,055
CONMED Corp.	7,300	374,636
Corindus Vascular Robotics, Inc. *	201,900	335,154
CorVel Corp. *	2,700	128,385
Cross Country Healthcare, Inc. *	12,500	147,000
CryoLife, Inc. *	9,050	169,687
Danaher Corp.	147,019	11,980,578
DaVita, Inc. *	38,700	2,506,986
DENTSPLY SIRONA, Inc.	53,888	3,342,673
DexCom, Inc. *	20,500	1,365,505
Diplomat Pharmacy, Inc. *	9,000	142,830
Edwards Lifesciences Corp. *	49,000	5,643,820
Endologix, Inc. *	13,700	66,993
Envision Healthcare Corp. *	27,392	1,545,731
Evolent Health, Inc., Class A *	20,000	494,000
Express Scripts Holding Co. *	146,352	9,167,489
Five Star Senior Living, Inc. *	14,335	22,936
GenMark Diagnostics, Inc. *	23,500	278,005
Glaukos Corp. *	3,000	120,540
Globus Medical, Inc., Class A *	13,900	427,425
Haemonetics Corp. *	16,300	670,419
Halyard Health, Inc. *	8,217	330,488
HCA Healthcare, Inc. *	71,300	5,728,242
HealthEquity, Inc. *	14,400	660,528
HealthSouth Corp.	20,600	876,736
HealthStream, Inc. *	6,800	160,616
Henry Schein, Inc. *	19,453	3,544,531
Hill-Rom Holdings, Inc.	15,200	1,132,704
HMS Holdings Corp. *	31,500	632,520
Hologic, Inc. *	65,812	2,909,549
Humana, Inc.	34,500	7,976,400
ICU Medical, Inc. *	3,350	575,865
IDEXX Laboratories, Inc. *	22,400	3,728,704
Inogen, Inc. *	5,600	528,528
Inovalon Holdings, Inc., Class A *(b)	26,000	330,200
Insulet Corp. *	16,000	804,960
Integer Holdings Corp. *	6,700	306,860
Integra LifeSciences Holdings Corp. *	17,400	864,084
Intuitive Surgical, Inc. *	8,650	8,115,949
Invacare Corp.	6,000	93,900
K2M Group Holdings, Inc. *	12,900	313,857
Kindred Healthcare, Inc.	11,559	103,453
Laboratory Corp. of America Holdings *	24,562	3,903,147
Landauer, Inc.	2,100	114,345
LeMaitre Vascular, Inc.	6,800	245,276
LHC Group, Inc. *	6,000	347,400
LifePoint Health, Inc. *	9,607	570,656
LivaNova plc *	10,400	633,776
Magellan Health, Inc. *	7,607	567,102
Masimo Corp. *	12,900	1,220,340
McKesson Corp.	51,203	8,288,230
Medidata Solutions, Inc. *	16,500	1,267,365
MEDNAX, Inc. *	24,300	1,141,614
Medtronic plc	331,188	27,809,856
Meridian Bioscience, Inc.	10,050	136,177
Merit Medical Systems, Inc. *	10,277	421,357
Molina Healthcare, Inc. *	11,250	751,500
National HealthCare Corp.	4,100	267,197
Natus Medical, Inc. *	7,600	267,520
Neogen Corp. *	10,257	675,629
Nevro Corp. *	6,000	516,360
NuVasive, Inc. *	14,100	927,639
Nuvectra Corp. *	2,233	26,037
NxStage Medical, Inc. *	18,700	440,385
Omnicell, Inc. *	7,400	367,040
OraSure Technologies, Inc. *	16,500	289,410
Orthofix International N.V. *	2,800	121,464
Owens & Minor, Inc.	16,200	522,126
Security	Number of Shares	Value ($)
Patterson Cos., Inc.	18,800	784,336
Penumbra, Inc. *	8,300	677,695
PharMerica Corp. *	4,813	121,047
Premier, Inc., Class A *	15,900	554,910
Quality Systems, Inc. *	10,500	179,550
Quest Diagnostics, Inc.	31,720	3,435,593
Quidel Corp. *	5,200	166,348
Quorum Health Corp. *	5,949	20,286
ResMed, Inc.	32,300	2,490,976
RTI Surgical, Inc. *	18,100	103,170
SeaSpine Holdings Corp. *	1,766	19,920
Select Medical Holdings Corp. *	22,600	366,120
STERIS plc	19,400	1,587,890
Stryker Corp.	72,200	10,620,620
Surmodics, Inc. *	4,200	110,460
Teladoc, Inc. *	14,900	488,720
Teleflex, Inc.	9,600	1,989,312
The Cooper Cos., Inc.	11,681	2,848,645
The Ensign Group, Inc.	10,600	237,122
The Providence Service Corp. *	4,800	247,392
The Spectranetics Corp. *	15,200	585,200
Tivity Health, Inc. *	8,100	321,165
Triple-S Management Corp., Class B *	5,300	82,044
U.S. Physical Therapy, Inc.	3,500	220,850
UnitedHealth Group, Inc.	232,695	44,633,228
Universal Health Services, Inc., Class B	21,600	2,393,928
Utah Medical Products, Inc.	2,500	172,750
Varex Imaging Corp. *	8,440	260,374
Varian Medical Systems, Inc. *	21,100	2,049,232
VCA, Inc. *	19,900	1,842,342
Veeva Systems, Inc., Class A *	23,700	1,511,112
Vocera Communications, Inc. *	3,700	100,899
WellCare Health Plans, Inc. *	11,359	2,010,429
West Pharmaceutical Services, Inc.	19,000	1,685,300
Wright Medical Group N.V. *	25,565	671,593
Zimmer Biomet Holdings, Inc.	49,400	5,993,208
		342,000,535

Household & Personal Products 1.7%
Central Garden & Pet Co., Class A *	8,600	264,536
Church & Dwight Co., Inc.	64,400	3,435,740
Colgate-Palmolive Co.	214,209	15,465,890
Coty, Inc., Class A	115,600	2,367,488
Edgewell Personal Care Co. *	15,533	1,121,483
Energizer Holdings, Inc.	15,933	734,033
Herbalife Ltd. *(b)	16,700	1,110,717
HRG Group, Inc. *	34,400	570,008
Inter Parfums, Inc.	5,613	217,784
Kimberly-Clark Corp.	84,039	10,350,243
Medifast, Inc.	3,500	149,415
Nu Skin Enterprises, Inc., Class A	14,700	931,392
Nutraceutical International Corp.	5,000	209,000
Oil-Dri Corp. of America	1,600	66,176
Orchids Paper Products Co. (b)	2,500	28,150
Revlon, Inc., Class A *	5,400	105,570
Spectrum Brands Holdings, Inc.	6,500	750,360
The Clorox Co.	32,300	4,311,727
The Estee Lauder Cos., Inc., Class A	52,700	5,216,773
The Procter & Gamble Co.	614,524	55,811,070
USANA Health Sciences, Inc. *	5,364	306,284
WD-40 Co.	4,600	490,590
		104,014,429

Insurance 3.0%
Aflac, Inc.	98,194	7,830,971
Alleghany Corp. *	3,940	2,416,560
Ambac Financial Group, Inc. *	13,400	273,762

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
American Equity Investment Life Holding Co.	23,100	618,618
American Financial Group, Inc.	18,750	1,901,250
American International Group, Inc.	215,449	14,101,137
American National Insurance Co.	2,300	273,700
AMERISAFE, Inc.	4,000	231,000
AmTrust Financial Services, Inc.	25,628	410,048
Aon plc	61,496	8,496,902
Arch Capital Group Ltd. *	30,000	2,917,800
Argo Group International Holdings Ltd.	6,063	363,477
Arthur J. Gallagher & Co.	45,900	2,698,461
Aspen Insurance Holdings Ltd.	15,200	741,760
Assurant, Inc.	14,800	1,557,996
Assured Guaranty Ltd.	31,900	1,435,819
Athene Holding Ltd., Class A *	17,000	859,010
Axis Capital Holdings Ltd.	21,600	1,394,928
Baldwin & Lyons, Inc., Class B	1,950	45,630
Brown & Brown, Inc.	31,900	1,422,740
Chubb Ltd.	112,268	16,442,771
Cincinnati Financial Corp.	35,450	2,699,872
Citizens, Inc. *(b)	16,000	128,800
CNA Financial Corp.	6,900	358,455
CNO Financial Group, Inc.	39,000	892,320
Crawford & Co., Class B	5,800	52,084
EMC Insurance Group, Inc.	1,800	49,860
Employers Holdings, Inc.	7,500	325,125
Enstar Group Ltd. *	3,300	668,580
Erie Indemnity Co., Class A	6,300	802,998
Everest Re Group Ltd.	9,900	2,597,661
FBL Financial Group, Inc., Class A	5,190	352,401
Federated National Holding Co.	1,500	23,880
First American Financial Corp.	28,600	1,384,526
FNF Group	63,239	3,089,858
Greenlight Capital Re Ltd., Class A *	7,400	158,360
Horace Mann Educators Corp.	8,300	306,270
Independence Holding Co.	2,970	65,934
Infinity Property & Casualty Corp.	2,500	250,125
James River Group Holdings Ltd.	10,000	401,600
Kemper Corp.	15,500	608,375
Lincoln National Corp.	56,726	4,144,402
Loews Corp.	66,574	3,240,822
Maiden Holdings Ltd.	18,900	209,790
Markel Corp. *	3,503	3,753,499
Marsh & McLennan Cos., Inc.	123,900	9,660,483
Mercury General Corp.	11,600	694,724
MetLife, Inc.	262,503	14,437,665
National General Holdings Corp.	10,400	220,584
National Western Life Group, Inc., Class A	500	168,295
Old Republic International Corp.	57,622	1,130,544
OneBeacon Insurance Group Ltd., Class A	14,800	271,136
Primerica, Inc.	10,700	867,235
Principal Financial Group, Inc.	61,041	4,074,487
ProAssurance Corp.	12,940	799,692
Prudential Financial, Inc.	104,572	11,840,688
Reinsurance Group of America, Inc.	12,900	1,808,580
RenaissanceRe Holdings Ltd.	10,432	1,532,565
RLI Corp.	9,200	534,152
Safety Insurance Group, Inc.	3,400	241,230
Selective Insurance Group, Inc.	19,300	977,545
State Auto Financial Corp.	5,500	141,845
Stewart Information Services Corp.	3,600	141,480
The Allstate Corp.	84,967	7,731,997
The Hanover Insurance Group, Inc.	9,400	891,684
The Hartford Financial Services Group, Inc.	89,262	4,909,410
The Navigators Group, Inc.	8,400	478,800
The Progressive Corp.	132,964	6,266,593
The Travelers Cos., Inc.	65,752	8,422,174
Third Point Reinsurance Ltd. *	20,100	292,455
Torchmark Corp.	27,300	2,155,881
Security	Number of Shares	Value ($)
United Fire Group, Inc.	5,000	225,600
Universal Insurance Holdings, Inc.	8,700	207,495
Unum Group	52,114	2,612,475
Validus Holdings Ltd.	16,857	906,738
W. R. Berkley Corp.	23,850	1,644,934
White Mountains Insurance Group Ltd.	1,300	1,123,980
Willis Towers Watson plc	30,724	4,574,189
WMIH Corp. *	165,100	189,865
XL Group Ltd.	64,900	2,881,560
		188,058,697

Materials 3.3%
A. Schulman, Inc.	5,300	139,390
AdvanSix, Inc. *	6,431	215,310
Air Products & Chemicals, Inc.	51,900	7,377,585
AK Steel Holding Corp. *	76,627	433,709
Albemarle Corp.	26,503	3,069,047
Alcoa Corp.	41,199	1,499,644
Allegheny Technologies, Inc.	20,092	380,542
American Vanguard Corp.	3,000	53,100
Ampco-Pittsburgh Corp.	4,500	65,025
AptarGroup, Inc.	13,800	1,116,834
Ashland Global Holdings, Inc.	16,523	1,073,499
Avery Dennison Corp.	20,000	1,858,600
Axalta Coating Systems Ltd. *	58,900	1,855,350
Balchem Corp.	9,800	760,480
Ball Corp.	90,000	3,771,000
Bemis Co., Inc.	21,600	915,192
Berry Global Group, Inc. *	29,800	1,671,184
Boise Cascade Co. *	5,500	166,925
Cabot Corp.	16,400	891,012
Calgon Carbon Corp.	12,500	200,000
Carpenter Technology Corp.	8,300	335,569
Celanese Corp., Series A	35,500	3,414,035
Century Aluminum Co. *	11,600	194,648
CF Industries Holdings, Inc.	58,500	1,716,975
Chase Corp.	5,200	561,860
Clearwater Paper Corp. *	5,472	268,949
Cliffs Natural Resources, Inc. *	40,000	308,800
Codexis, Inc. *	1,870	10,098
Commercial Metals Co.	22,800	424,080
Compass Minerals International, Inc.	7,300	504,065
Crown Holdings, Inc. *	33,100	1,968,457
Deltic Timber Corp.	1,500	108,195
Domtar Corp.	16,900	660,114
E.I. du Pont de Nemours & Co.	211,607	17,396,211
Eagle Materials, Inc.	11,543	1,086,196
Eastman Chemical Co.	35,480	2,950,517
Ecolab, Inc.	63,404	8,348,405
Ferro Corp. *	21,000	404,040
Flotek Industries, Inc. *	13,300	111,986
FMC Corp.	32,000	2,444,160
Freeport-McMoRan, Inc. *	295,518	4,320,473
FutureFuel Corp.	8,300	120,848
GCP Applied Technologies, Inc. *	13,600	412,080
Graphic Packaging Holding Co.	74,400	981,336
Greif, Inc., Class A	11,300	633,817
H.B. Fuller Co.	9,000	463,680
Hawkins, Inc.	2,700	121,365
Haynes International, Inc.	2,500	78,200
Hecla Mining Co.	114,500	619,445
Huntsman Corp.	52,800	1,405,536
Ingevity Corp. *	8,661	506,668
Innophos Holdings, Inc.	5,300	221,381
Innospec, Inc.	4,200	262,080
International Flavors & Fragrances, Inc.	18,100	2,410,558
International Paper Co.	97,573	5,364,564
Kaiser Aluminum Corp.	3,600	350,244

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
KapStone Paper & Packaging Corp.	15,800	361,188
KMG Chemicals, Inc.	1,600	80,992
Koppers Holdings, Inc. *	4,800	174,240
Kraton Corp. *	11,900	442,680
Kronos Worldwide, Inc.	11,720	249,870
Louisiana-Pacific Corp. *	32,900	826,119
LyondellBasell Industries N.V., Class A	81,432	7,336,209
Martin Marietta Materials, Inc.	15,300	3,464,379
Materion Corp.	4,000	153,800
McEwen Mining, Inc.	31,130	81,249
Minerals Technologies, Inc.	6,200	438,960
Monsanto Co.	106,326	12,421,003
Myers Industries, Inc.	8,080	137,360
Neenah Paper, Inc.	4,231	338,057
NewMarket Corp.	1,900	874,209
Newmont Mining Corp.	127,574	4,741,926
Northern Technologies International Corp. *	14,276	260,537
Nucor Corp.	76,200	4,394,454
Olin Corp.	41,920	1,235,802
Olympic Steel, Inc.	1,400	23,926
OMNOVA Solutions, Inc. *	10,400	97,760
Owens-Illinois, Inc. *	33,600	803,040
P.H. Glatfelter Co.	7,000	143,290
Packaging Corp. of America	23,400	2,561,832
Platform Specialty Products Corp. *	54,000	756,540
PolyOne Corp.	24,210	885,602
PPG Industries, Inc.	63,100	6,641,275
Praxair, Inc.	69,100	8,994,056
Quaker Chemical Corp.	3,200	453,984
Rayonier Advanced Materials, Inc.	6,960	103,774
Reliance Steel & Aluminum Co.	16,700	1,208,412
Resolute Forest Products, Inc. *	28,000	130,200
Royal Gold, Inc.	16,100	1,395,226
RPM International, Inc.	35,300	1,831,011
Schnitzer Steel Industries, Inc., Class A	3,450	89,010
Schweitzer-Mauduit International, Inc.	10,500	403,410
Sealed Air Corp.	51,000	2,219,010
Sensient Technologies Corp.	13,700	1,018,732
Silgan Holdings, Inc.	23,200	702,960
Sonoco Products Co.	22,600	1,095,648
Steel Dynamics, Inc.	64,100	2,269,781
Stepan Co.	7,500	616,275
Summit Materials, Inc., Class A *	24,591	699,368
SunCoke Energy, Inc. *	15,217	136,192
TerraVia Holdings, Inc. *	359,100	71,389
The Chemours Co.	45,361	2,159,637
The Dow Chemical Co.	268,751	17,264,564
The Mosaic Co.	82,612	1,994,254
The Scotts Miracle-Gro Co.	12,500	1,199,875
The Sherwin-Williams Co.	20,101	6,779,464
TimkenSteel Corp. *	6,550	104,080
Tredegar Corp.	5,100	77,010
Trinseo S.A.	12,500	878,750
Tronox Ltd., Class A	27,600	534,888
United States Steel Corp. (b)	46,000	1,080,540
Universal Stainless & Alloy Products, Inc. *	1,800	34,200
Valhi, Inc.	13,600	43,656
Valvoline, Inc.	45,361	1,028,334
Vulcan Materials Co.	31,092	3,828,047
W.R. Grace & Co.	17,400	1,199,904
Westlake Chemical Corp.	7,500	527,700
WestRock Co.	60,669	3,483,614
Worthington Industries, Inc.	11,800	597,906
		205,184,223

Security	Number of Shares	Value ($)
Media 3.1%
A. H. Belo Corp., Class A	13,980	74,094
AMC Entertainment Holdings, Inc., Class A	21,900	446,760
AMC Networks, Inc., Class A *	15,100	965,645
Cable One, Inc.	900	683,910
CBS Corp., Class B — Non Voting Shares	91,190	6,003,038
Central European Media Enterprises Ltd., Class A *	9,900	43,065
Charter Communications, Inc., Class A *	52,272	20,485,919
Cinemark Holdings, Inc.	25,600	995,840
Comcast Corp., Class A	1,132,820	45,822,569
Discovery Communications, Inc., Class A *	38,561	948,601
Discovery Communications, Inc., Class C *	57,261	1,324,447
DISH Network Corp., Class A *	57,800	3,700,934
Entercom Communications Corp., Class A (b)	11,000	108,350
Gannett Co., Inc.	19,500	174,915
Global Eagle Entertainment, Inc. *	17,114	54,080
Gray Television, Inc. *	25,500	379,950
John Wiley & Sons, Inc., Class A	9,000	497,250
Liberty Broadband Corp., Class A *	4,373	432,577
Liberty Broadband Corp., Class C *	17,496	1,735,253
Liberty Global plc LiLAC., Class A *	10,518	270,523
Liberty Global plc LiLAC., Class C *	38,896	992,626
Liberty Global plc, Class A *	59,475	2,013,823
Liberty Global plc, Series C *	155,675	5,101,470
Liberty Media Corp. — Liberty Braves, Class A *	1,749	44,145
Liberty Media Corp. — Liberty Braves, Class C *	7,098	179,083
Liberty Media Corp. — Liberty Formula One, Class A *	4,373	147,589
Liberty Media Corp. — Liberty Formula One, Class C *	26,172	920,469
Liberty Media Corp. — Liberty SiriusXM, Class A *	25,395	1,171,471
Liberty Media Corp. — Liberty SiriusXM, Class C *	42,690	1,963,740
Lions Gate Entertainment Corp., Class A *	10,300	302,820
Lions Gate Entertainment Corp., Class B *	31,486	866,180
Live Nation Entertainment, Inc. *	35,657	1,328,936
Loral Space & Communications, Inc. *	2,800	130,340
Meredith Corp.	9,400	558,830
MSG Networks, Inc., Class A *	10,175	217,745
National CineMedia, Inc.	13,200	94,380
New Media Investment Group, Inc.	11,500	160,310
News Corp., Class A	97,287	1,392,177
News Corp., Class B	25,000	367,500
Nexstar Media Group, Inc., Class A	11,898	778,129
Omnicom Group, Inc.	56,200	4,425,188
Regal Entertainment Group, Class A	22,794	433,542
Salem Media Group, Inc.	5,700	40,755
Scholastic Corp.	7,300	302,439
Scripps Networks Interactive, Inc., Class A	22,800	1,992,948
Sinclair Broadcast Group, Inc., Class A	18,400	663,320
Sirius XM Holdings, Inc. (b)	375,300	2,199,258
TEGNA, Inc.	46,100	683,663
The E.W. Scripps Co., Class A *	18,547	364,449
The Interpublic Group of Cos., Inc.	95,337	2,060,233
The Madison Square Garden Co., Class A *	3,791	832,959
The New York Times Co., Class A	40,200	763,800
The Walt Disney Co.	350,739	38,556,738
Time Warner, Inc.	186,357	19,086,684
Time, Inc.	19,122	268,664
Tribune Media Co., Class A	18,500	779,775
Twenty-First Century Fox, Inc., Class A	253,178	7,367,480
Twenty-First Century Fox, Inc., Class B	129,121	3,704,481

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Viacom, Inc., Class B	84,322	2,944,524
World Wrestling Entertainment, Inc., Class A	5,700	120,612
		191,470,995

Pharmaceuticals, Biotechnology & Life Sciences 8.3%
AbbVie, Inc.	386,896	27,047,899
ACADIA Pharmaceuticals, Inc. *	24,600	732,342
Accelerate Diagnostics, Inc. *(b)	10,300	270,375
Acceleron Pharma, Inc. *	12,500	401,875
Achillion Pharmaceuticals, Inc. *	19,800	81,180
Acorda Therapeutics, Inc. *	8,400	181,860
Aerie Pharmaceuticals, Inc. *	8,500	461,550
Agilent Technologies, Inc.	78,817	4,712,468
Agios Pharmaceuticals, Inc. *	8,000	447,520
Akorn, Inc. *	26,000	874,120
Albany Molecular Research, Inc. *	8,800	191,312
Alder Biopharmaceuticals, Inc. *	14,600	156,950
Alexion Pharmaceuticals, Inc. *	55,500	7,622,370
Alkermes plc *	38,241	2,080,693
Allergan plc	80,787	20,384,984
Alnylam Pharmaceuticals, Inc. *	21,600	1,787,184
AMAG Pharmaceuticals, Inc. *	6,600	129,690
Amgen, Inc.	178,789	31,200,468
Amicus Therapeutics, Inc. *	27,200	352,240
Aptevo Therapeutics, Inc. *	5,200	9,568
AquaBounty Technologies, Inc. *	237	1,633
Aratana Therapeutics, Inc. *	10,100	68,175
ArQule, Inc. *	21,000	24,360
Array BioPharma, Inc. *	62,184	467,002
Avexis, Inc. *	4,900	453,985
Bio-Rad Laboratories, Inc., Class A *	4,900	1,154,587
Bio-Techne Corp.	10,500	1,217,055
BioCryst Pharmaceuticals, Inc. *	23,900	122,129
Biogen, Inc. *	51,212	14,830,483
BioMarin Pharmaceutical, Inc. *	44,205	3,878,105
Bioverativ, Inc. *	30,006	1,859,472
Bluebird Bio, Inc. *	10,900	1,027,325
Blueprint Medicines Corp. *	8,100	423,873
Bristol-Myers Squibb Co.	396,053	22,535,416
Bruker Corp.	29,700	851,796
Calithera Biosciences, Inc. *	20,500	313,650
Cambrex Corp. *	7,200	439,200
Catalent, Inc. *	27,800	964,660
Celgene Corp. *	189,962	25,722,754
Celldex Therapeutics, Inc. *	25,800	59,082
Charles River Laboratories International, Inc. *	14,016	1,376,371
Clovis Oncology, Inc. *	13,800	1,170,378
Coherus Biosciences, Inc. *	13,200	172,260
Collegium Pharmaceutical, Inc. *(b)	14,300	171,171
Corcept Therapeutics, Inc. *	30,000	374,100
CytomX Therapeutics, Inc. *	19,500	263,055
Depomed, Inc. *	14,500	149,495
Dermira, Inc. *	9,400	258,782
Eagle Pharmaceuticals, Inc. *	2,500	122,875
Eli Lilly & Co.	235,189	19,440,723
Emergent BioSolutions, Inc. *	10,400	378,248
Endo International plc *	30,000	330,600
Endocyte, Inc. *	11,300	16,046
Enzo Biochem, Inc. *	43,981	477,194
Exact Sciences Corp. *	29,800	1,156,240
Exelixis, Inc. *	59,800	1,621,178
FibroGen, Inc. *	12,700	433,705
Five Prime Therapeutics, Inc. *	9,200	258,888
Flexion Therapeutics, Inc. *(b)	11,400	259,920
Fluidigm Corp. *	6,000	22,560
Foundation Medicine, Inc. *	6,500	229,775
Security	Number of Shares	Value ($)
Galectin Therapeutics, Inc. *(b)	21,400	43,014
Genomic Health, Inc. *	8,400	267,960
Geron Corp. *(b)	46,200	122,430
Gilead Sciences, Inc.	318,192	24,211,229
Global Blood Therapeutics, Inc. *	8,100	211,410
Halozyme Therapeutics, Inc. *	28,000	355,040
Harvard Bioscience, Inc. *	19,300	54,040
Heron Therapeutics, Inc. *	8,200	129,970
Horizon Pharma plc *	25,000	299,500
Idera Pharmaceuticals, Inc. *	156,400	287,776
Ignyta, Inc. *	33,900	322,050
Illumina, Inc. *	36,100	6,275,985
ImmunoGen, Inc. *(b)	36,100	214,434
Immunomedics, Inc. *	19,848	169,899
Impax Laboratories, Inc. *	13,800	267,030
INC Research Holdings, Inc., Class A *	14,000	770,000
Incyte Corp. *	41,300	5,504,877
Innoviva, Inc. *	13,700	187,964
Inovio Pharmaceuticals, Inc. *	20,194	112,279
Insmed, Inc. *	15,000	242,550
Intercept Pharmaceuticals, Inc. *	4,000	468,520
Intrexon Corp. *(b)	15,900	343,281
Ionis Pharmaceuticals, Inc. *	29,400	1,540,560
Ironwood Pharmaceuticals, Inc. *	36,600	649,650
Jazz Pharmaceuticals plc *	14,400	2,211,984
Johnson & Johnson	651,909	86,521,362
Juno Therapeutics, Inc. *	18,800	534,484
Keryx Biopharmaceuticals, Inc. *(b)	24,800	173,848
Kite Pharma, Inc. *	11,900	1,290,079
Lannett Co., Inc. *(b)	8,800	179,080
Lexicon Pharmaceuticals, Inc. *	18,214	296,888
Ligand Pharmaceuticals, Inc. *	4,948	598,263
Loxo Oncology, Inc. *	5,000	361,550
Luminex Corp.	12,900	263,547
MacroGenics, Inc. *	7,500	123,900
Mallinckrodt plc *	25,602	1,172,571
Merck & Co., Inc.	660,616	42,200,150
Merrimack Pharmaceuticals, Inc. (b)	38,590	51,325
Mettler-Toledo International, Inc. *	6,400	3,667,712
MiMedx Group, Inc. *	26,820	401,227
Momenta Pharmaceuticals, Inc. *	13,500	223,425
Mylan N.V. *	116,700	4,550,133
Myriad Genetics, Inc. *	16,600	402,882
Nektar Therapeutics *	43,600	951,788
Neurocrine Biosciences, Inc. *	22,700	1,090,281
Novavax, Inc. *	52,500	54,600
Omeros Corp. *	8,800	184,448
OPKO Health, Inc. *(b)	77,300	498,585
Pacific Biosciences of California, Inc. *	17,500	57,050
Pacira Pharmaceuticals, Inc. *	13,200	521,400
PAREXEL International Corp. *	13,800	1,207,776
PerkinElmer, Inc.	29,677	1,953,637
Perrigo Co., plc	34,000	2,547,280
Pfizer, Inc.	1,440,125	47,754,545
Portola Pharmaceuticals, Inc. *	13,300	820,610
PRA Health Sciences, Inc. *	8,100	602,640
Prestige Brands Holdings, Inc. *	16,300	874,169
Progenics Pharmaceuticals, Inc. *	39,500	238,185
Proteostasis Therapeutics, Inc. *	18,300	51,972
Prothena Corp. plc *	8,919	550,837
PTC Therapeutics, Inc. *	5,885	121,349
Puma Biotechnology, Inc. *	9,700	921,985
Quintiles IMS Holdings, Inc. *	35,243	3,191,254
Radius Health, Inc. *(b)	8,000	352,240
Reata Pharmaceuticals, Inc., Class A *(b)	9,700	284,016
Regeneron Pharmaceuticals, Inc. *	18,600	9,144,132
Repligen Corp. *	9,886	398,109
Retrophin, Inc. *	9,400	190,256
Revance Therapeutics, Inc. *	16,500	375,375

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Rigel Pharmaceuticals, Inc. *	48,200	114,234
Sage Therapeutics, Inc. *	8,400	669,900
Sangamo Therapeutics, Inc. *	14,600	125,560
Sarepta Therapeutics, Inc. *	9,800	378,084
Seattle Genetics, Inc. *	23,400	1,181,700
Seres Therapeutics, Inc. *	20,000	270,600
Spark Therapeutics, Inc. *	5,900	418,900
Spectrum Pharmaceuticals, Inc. *	24,200	180,532
Spring Bank Pharmaceuticals, Inc. *	3,900	52,533
Sucampo Pharmaceuticals, Inc., Class A *	4,300	46,655
Supernus Pharmaceuticals, Inc. *	10,797	436,739
Synergy Pharmaceuticals, Inc. *	47,900	185,852
TESARO, Inc. *	8,095	1,033,408
TG Therapeutics, Inc. *	13,000	149,500
The Medicines Co. *	17,700	680,565
TherapeuticsMD, Inc. *(b)	35,777	202,140
Theravance Biopharma, Inc. *	13,214	424,566
Thermo Fisher Scientific, Inc.	95,502	16,763,466
Trevena, Inc. *	56,700	147,987
Ultragenyx Pharmaceutical, Inc. *	12,000	795,840
United Therapeutics Corp. *	11,200	1,438,080
Vanda Pharmaceuticals, Inc. *	13,953	216,969
Vertex Pharmaceuticals, Inc. *	61,244	9,298,064
VWR Corp. *	19,000	627,000
Waters Corp. *	19,772	3,429,256
Xencor, Inc. *	19,900	464,665
ZIOPHARM Oncology, Inc. *(b)	33,811	186,975
Zoetis, Inc.	118,479	7,407,307
Zogenix, Inc. *	27,800	333,600
		515,100,008

Real Estate 4.1%
Acadia Realty Trust	23,300	692,942
Agree Realty Corp.	5,000	245,850
Alexander & Baldwin, Inc.	17,800	746,354
Alexander's, Inc.	1,400	608,986
Alexandria Real Estate Equities, Inc.	23,400	2,837,250
Altisource Residential Corp.	10,789	140,365
American Assets Trust, Inc.	8,000	324,880
American Campus Communities, Inc.	36,200	1,735,428
American Homes 4 Rent, Class A	44,300	1,019,343
American Realty Investors, Inc. *	1,537	13,187
American Tower Corp.	100,744	13,734,430
Apartment Investment & Management Co., Class A	39,211	1,786,061
Apple Hospitality REIT, Inc.	35,000	646,100
Armada Hoffler Properties, Inc.	20,000	265,200
Ashford Hospitality Prime, Inc.	2,168	22,460
Ashford Hospitality Trust, Inc.	9,000	56,610
AvalonBay Communities, Inc.	32,619	6,274,265
Boston Properties, Inc.	36,400	4,401,124
Brandywine Realty Trust	45,663	767,595
Brixmor Property Group, Inc.	64,500	1,263,555
Camden Property Trust	23,800	2,134,860
Care Capital Properties, Inc.	16,741	405,467
CareTrust REIT, Inc.	7,131	130,069
CBL & Associates Properties, Inc.	54,085	475,407
CBRE Group, Inc., Class A *	65,800	2,499,742
Cedar Realty Trust, Inc.	33,200	171,976
Chatham Lodging Trust	8,234	170,279
Chesapeake Lodging Trust	18,500	466,755
Colony NorthStar, Inc., Class A	117,152	1,715,105
Columbia Property Trust, Inc.	30,300	659,025
Consolidated-Tomoka Land Co.	2,000	110,880
CoreCivic, Inc.	30,985	858,285
CorEnergy Infrastructure Trust, Inc.	8,700	309,807
CoreSite Realty Corp.	7,300	792,634
Corporate Office Properties Trust	27,600	918,804
Security	Number of Shares	Value ($)
Cousins Properties, Inc.	117,997	1,084,392
Crown Castle International Corp.	97,223	9,778,689
CubeSmart	41,400	1,020,924
CyrusOne, Inc.	17,600	1,050,896
DCT Industrial Trust, Inc.	21,900	1,233,846
DDR Corp.	52,784	537,869
DiamondRock Hospitality Co.	59,386	693,628
Digital Realty Trust, Inc.	37,500	4,325,250
Douglas Emmett, Inc.	40,048	1,532,236
Duke Realty Corp.	89,590	2,561,378
DuPont Fabros Technology, Inc.	17,100	1,065,843
EastGroup Properties, Inc.	10,000	871,800
Education Realty Trust, Inc.	14,966	561,973
Empire State Realty Trust, Inc., Class A	22,502	470,067
EPR Properties	13,600	984,368
Equinix, Inc.	18,066	8,142,888
Equity Commonwealth *	33,150	1,046,877
Equity LifeStyle Properties, Inc.	20,700	1,807,110
Equity Residential	83,500	5,683,010
Essex Property Trust, Inc.	14,989	3,922,621
Extra Space Storage, Inc.	29,800	2,369,100
Federal Realty Investment Trust	17,100	2,267,973
FelCor Lodging Trust, Inc.	28,000	206,640
First Industrial Realty Trust, Inc.	33,800	1,031,576
First Potomac Realty Trust	14,800	164,724
Forest City Realty Trust, Inc., Class A	58,100	1,416,478
Forestar Group, Inc. *	4,933	84,601
Four Corners Property Trust, Inc.	11,616	294,814
Franklin Street Properties Corp.	22,500	237,825
FRP Holdings, Inc. *	8,500	392,275
Gaming & Leisure Properties, Inc.	50,948	1,932,967
Getty Realty Corp.	9,552	248,161
GGP, Inc.	143,409	3,242,477
Global Net Lease, Inc.	13,333	293,326
Government Properties Income Trust	22,900	406,017
Gramercy Property Trust	36,304	1,097,107
Griffin Industrial Realty, Inc.	300	9,657
HCP, Inc.	113,248	3,584,299
Healthcare Realty Trust, Inc.	24,600	819,180
Healthcare Trust of America, Inc., Class A	38,400	1,174,656
Hersha Hospitality Trust	10,000	187,600
HFF, Inc., Class A	9,800	359,856
Highwoods Properties, Inc.	21,854	1,125,918
Hospitality Properties Trust	39,500	1,147,870
Host Hotels & Resorts, Inc.	183,063	3,415,956
Hudson Pacific Properties, Inc.	39,100	1,279,352
InfraREIT, Inc.	18,000	404,820
Investors Real Estate Trust	28,600	177,892
Invitation Homes, Inc.	31,500	671,580
Iron Mountain, Inc.	60,173	2,192,102
iStar, Inc. *	36,990	442,031
JBG SMITH Properties *	21,246	753,808
Jones Lang LaSalle, Inc.	9,300	1,183,146
Kennedy-Wilson Holdings, Inc.	12,200	245,220
Kilroy Realty Corp.	24,800	1,721,368
Kimco Realty Corp.	93,295	1,882,693
Kite Realty Group Trust	15,825	324,887
Lamar Advertising Co., Class A	20,200	1,425,514
LaSalle Hotel Properties	19,700	581,938
Lexington Realty Trust	71,667	729,570
Liberty Property Trust	33,100	1,390,862
Life Storage, Inc.	11,826	863,771
LTC Properties, Inc.	8,700	449,268
Mack-Cali Realty Corp.	18,500	485,440
Maui Land & Pineapple Co., Inc. *	800	13,880
Medical Properties Trust, Inc.	87,500	1,135,750
Mid-America Apartment Communities, Inc.	29,066	3,009,203
Monmouth Real Estate Investment Corp.	18,100	278,921
Monogram Residential Trust, Inc.	55,400	662,584

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
National Health Investors, Inc.	9,500	733,875
National Retail Properties, Inc.	35,520	1,420,090
National Storage Affiliates Trust	22,300	512,008
New Century Financial Corp. *(e)	3,600	—
New Senior Investment Group, Inc.	20,583	213,857
NorthStar Realty Europe Corp.	10,512	135,710
Omega Healthcare Investors, Inc.	50,194	1,585,628
One Liberty Properties, Inc.	1,400	34,412
Outfront Media, Inc.	36,703	839,398
Paramount Group, Inc.	45,900	751,383
Park Hotels & Resorts, Inc.	41,621	1,120,854
Parkway, Inc.	9,712	223,473
Pebblebrook Hotel Trust	21,700	730,639
Pennsylvania Real Estate Investment Trust	13,900	165,271
Physicians Realty Trust	24,400	454,328
Piedmont Office Realty Trust, Inc., Class A	40,600	853,006
Potlatch Corp.	12,353	591,091
Preferred Apartment Communities, Inc., Class A	3,700	63,899
Prologis, Inc.	122,234	7,433,050
PS Business Parks, Inc.	6,800	914,328
Public Storage	35,297	7,256,004
QTS Realty Trust, Inc., Class A	9,100	486,577
Quality Care Properties, Inc. *	19,109	321,413
RAIT Financial Trust	16,199	32,398
Ramco-Gershenson Properties Trust	22,500	317,025
Rayonier, Inc.	32,182	935,531
RE/MAX Holdings, Inc., Class A	9,200	534,980
Realogy Holdings Corp.	29,400	976,080
Realty Income Corp.	69,235	3,950,549
Regency Centers Corp.	34,168	2,262,605
Retail Opportunity Investments Corp.	29,100	590,148
Retail Properties of America, Inc., Class A	60,000	793,800
Rexford Industrial Realty, Inc.	14,402	410,745
RLJ Lodging Trust	30,400	643,264
Ryman Hospitality Properties, Inc.	15,237	953,684
Sabra Health Care REIT, Inc.	13,700	317,840
Saul Centers, Inc.	4,700	278,052
SBA Communications Corp. *	28,900	3,975,195
Select Income REIT	14,600	342,662
Senior Housing Properties Trust	57,819	1,124,580
Seritage Growth Properties, Class A (b)	5,300	247,881
Simon Property Group, Inc.	74,811	11,857,544
SL Green Realty Corp.	21,966	2,268,429
Spirit Realty Capital, Inc.	128,648	1,020,179
STAG Industrial, Inc.	11,900	324,751
Starwood Waypoint Homes	23,740	829,950
STORE Capital Corp.	40,100	937,939
Summit Hotel Properties, Inc.	27,700	496,661
Sun Communities, Inc.	14,492	1,289,933
Sunstone Hotel Investors, Inc.	62,013	1,009,572
Tanger Factory Outlet Centers, Inc.	31,200	824,616
Taubman Centers, Inc.	15,400	875,798
Tejon Ranch Co. *	3,674	77,081
Terreno Realty Corp.	10,000	346,200
The GEO Group, Inc.	29,848	876,039
The Howard Hughes Corp. *	10,000	1,258,100
The Macerich Co.	27,405	1,572,773
The RMR Group, Inc., Class A	1,889	92,278
The St. Joe Co. *	18,800	339,340
Tier REIT, Inc.	20,000	369,600
UDR, Inc.	63,261	2,472,872
UMH Properties, Inc.	7,900	130,666
Uniti Group, Inc.	42,753	1,094,477
Universal Health Realty Income Trust	4,700	364,156
Urban Edge Properties	30,146	757,569
Urstadt Biddle Properties, Inc., Class A	4,500	94,230
Ventas, Inc.	87,466	5,890,835
VEREIT, Inc.	256,000	2,127,360
Security	Number of Shares	Value ($)
Vornado Realty Trust	42,492	3,371,740
Washington Prime Group, Inc.	66,404	598,964
Washington Real Estate Investment Trust	23,100	772,233
Weingarten Realty Investors	34,375	1,115,813
Welltower, Inc.	91,558	6,719,442
Weyerhaeuser Co.	183,007	6,042,891
Whitestone REIT	2,100	27,405
WP Carey, Inc.	27,400	1,877,174
Xenia Hotels & Resorts, Inc.	35,200	715,264
		253,960,585

Retailing 4.9%
Aaron's, Inc.	14,675	679,159
Abercrombie & Fitch Co., Class A	11,800	116,112
Advance Auto Parts, Inc.	17,040	1,908,650
Amazon.com, Inc. *	95,725	94,555,240
America's Car-Mart, Inc. *	6,850	268,520
American Eagle Outfitters, Inc.	40,750	482,480
Asbury Automotive Group, Inc. *	6,500	351,000
Ascena Retail Group, Inc. *	34,141	79,890
AutoNation, Inc. *	13,800	584,844
AutoZone, Inc. *	6,800	3,670,776
Barnes & Noble Education, Inc. *	4,676	33,807
Barnes & Noble, Inc.	7,400	60,310
Bed Bath & Beyond, Inc.	35,500	1,061,450
Best Buy Co., Inc.	63,425	3,700,214
Big Lots, Inc.	9,200	456,964
Burlington Stores, Inc. *	17,000	1,479,510
Cabela's, Inc. *	12,700	723,646
Caleres, Inc.	6,675	182,094
CarMax, Inc. *	40,246	2,666,298
Chico's FAS, Inc.	26,200	239,730
Core-Mark Holding Co., Inc.	8,000	293,360
Dick's Sporting Goods, Inc.	24,700	922,298
Dillard's, Inc., Class A (b)	4,300	317,426
Dollar General Corp.	59,625	4,481,415
Dollar Tree, Inc. *	57,144	4,118,940
DSW, Inc., Class A	29,960	540,478
Etsy, Inc. *	31,300	449,781
Expedia, Inc.	28,569	4,470,191
Express, Inc. *	12,600	76,356
Five Below, Inc. *	15,800	763,298
Foot Locker, Inc.	29,900	1,410,981
Francesca's Holdings Corp. *	13,300	129,409
Fred's, Inc., Class A (b)	6,700	45,359
FTD Cos., Inc. *	8,070	158,576
GameStop Corp., Class A	19,348	419,658
Genesco, Inc. *	8,500	272,850
Genuine Parts Co.	36,300	3,082,959
Group 1 Automotive, Inc.	7,900	470,445
Guess?, Inc.	16,800	219,408
Hibbett Sports, Inc. *	12,443	194,111
HSN, Inc.	6,269	248,566
Kirkland's, Inc. *	8,700	81,345
Kohl's Corp.	45,900	1,897,965
L Brands, Inc.	56,120	2,603,407
Lands' End, Inc. *	7,747	104,585
Liberty Expedia Holdings, Inc., Class A *	15,838	903,558
Liberty Interactive Corp., QVC Group, Class A *	104,609	2,504,339
Liberty TripAdvisor Holdings, Inc., Class A *	13,830	162,503
Liberty Ventures, Series A *	21,708	1,315,071
Lithia Motors, Inc., Class A	7,100	733,075
LKQ Corp. *	66,600	2,301,696
Lowe's Cos., Inc.	205,351	15,894,167
Lumber Liquidators Holdings, Inc. *	4,600	113,666
Macy's, Inc.	63,863	1,516,746
MarineMax, Inc. *	16,300	243,685

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Monro Muffler Brake, Inc.	10,162	473,549
Murphy USA, Inc. *	6,875	520,644
Netflix, Inc. *	103,747	18,846,680
Nordstrom, Inc.	26,300	1,277,391
Nutrisystem, Inc.	13,300	741,475
O'Reilly Automotive, Inc. *	22,899	4,678,266
Office Depot, Inc.	156,456	918,397
Ollie's Bargain Outlet Holdings, Inc. *	10,377	463,852
Penske Automotive Group, Inc.	9,100	396,214
PetMed Express, Inc.	9,000	427,860
Pier 1 Imports, Inc.	15,800	72,838
Pool Corp.	9,962	1,077,091
Rent-A-Center, Inc. (b)	33,550	443,531
RH *(b)	6,300	410,319
Ross Stores, Inc.	97,300	5,382,636
Sally Beauty Holdings, Inc. *	31,150	630,165
Sears Holdings Corp. *(b)	26,785	233,565
Select Comfort Corp. *	12,200	412,482
Shoe Carnival, Inc.	6,300	115,038
Shutterfly, Inc. *	6,300	308,952
Signet Jewelers Ltd. (b)	16,800	1,027,488
Sonic Automotive, Inc., Class A	11,200	203,280
Staples, Inc.	160,700	1,631,105
Tailored Brands, Inc.	21,100	264,594
Target Corp.	136,278	7,722,874
The Buckle, Inc. (b)	3,875	66,263
The Cato Corp., Class A	7,100	120,771
The Children's Place, Inc.	3,600	380,340
The Finish Line, Inc., Class A	7,161	98,535
The Gap, Inc.	51,800	1,234,394
The Home Depot, Inc.	289,863	43,363,505
The Michaels Cos., Inc. *	26,400	531,696
The Priceline Group, Inc. *	11,976	24,293,316
The TJX Cos., Inc.	158,047	11,112,285
Tiffany & Co.	25,600	2,445,056
Tile Shop Holdings, Inc.	13,900	202,940
Tractor Supply Co.	30,100	1,689,212
Trans World Entertainment Corp. *	9,700	16,975
TripAdvisor, Inc. *	27,672	1,079,761
Tuesday Morning Corp. *(b)	10,800	19,980
Ulta Salon, Cosmetics & Fragrance, Inc. *	13,800	3,466,698
Urban Outfitters, Inc. *	18,000	352,620
Vitamin Shoppe, Inc. *	4,200	46,200
Wayfair, Inc., Class A *	7,500	572,625
West Marine, Inc.	8,200	105,698
Williams-Sonoma, Inc.	22,900	1,063,247
Winmark Corp.	1,700	226,185
Zumiez, Inc. *	10,500	133,350
		308,064,305

Semiconductors & Semiconductor Equipment 3.3%
Advanced Energy Industries, Inc. *	12,500	906,875
Advanced Micro Devices, Inc. *	185,800	2,528,738
Amkor Technology, Inc. *	35,700	370,209
Analog Devices, Inc.	89,235	7,050,457
Applied Materials, Inc.	254,698	11,285,668
Axcelis Technologies, Inc. *	15,000	333,000
AXT, Inc. *	3,500	30,625
Broadcom Ltd.	95,704	23,606,349
Brooks Automation, Inc.	25,085	616,088
Cabot Microelectronics Corp.	5,660	419,689
Cavium, Inc. *	17,370	1,075,898
CEVA, Inc. *	7,233	334,526
Cirrus Logic, Inc. *	19,100	1,173,504
Cohu, Inc.	7,500	136,650
Cree, Inc. *	20,900	541,519
Cypress Semiconductor Corp.	69,226	983,009
Diodes, Inc. *	11,012	292,148
Security	Number of Shares	Value ($)
DSP Group, Inc. *	6,300	79,380
Entegris, Inc. *	35,399	923,914
First Solar, Inc. *	20,779	1,024,613
FormFactor, Inc. *	14,600	191,260
GSI Technology, Inc. *	8,500	61,710
Inphi Corp. *	14,400	552,960
Integrated Device Technology, Inc. *	38,920	1,017,369
Intel Corp.	1,136,397	40,308,002
IXYS Corp. *	6,900	120,060
KLA-Tencor Corp.	38,000	3,519,940
Kopin Corp. *	19,600	74,480
Kulicke & Soffa Industries, Inc. *	18,500	398,490
Lam Research Corp.	39,267	6,261,516
Lattice Semiconductor Corp. *	25,100	174,696
MACOM Technology Solutions Holdings, Inc. *	8,619	521,880
Marvell Technology Group Ltd.	111,400	1,733,384
Maxim Integrated Products, Inc.	68,100	3,094,464
MaxLinear, Inc. *	14,822	388,336
Microchip Technology, Inc.	53,380	4,272,537
Micron Technology, Inc. *	240,907	6,774,305
Microsemi Corp. *	26,738	1,392,515
MKS Instruments, Inc.	14,000	1,171,100
Monolithic Power Systems, Inc.	9,600	982,272
Nanometrics, Inc. *	5,300	141,245
NVIDIA Corp.	143,100	23,255,181
ON Semiconductor Corp. *	101,065	1,510,922
PDF Solutions, Inc. *	9,699	155,669
Photronics, Inc. *	18,000	180,900
Power Integrations, Inc.	8,900	628,785
Qorvo, Inc. *	30,074	2,061,873
QUALCOMM, Inc.	352,139	18,730,273
Rambus, Inc. *	19,600	252,644
Rudolph Technologies, Inc. *	16,418	406,346
Semtech Corp. *	21,700	859,320
Silicon Laboratories, Inc. *	9,200	690,920
Skyworks Solutions, Inc.	43,489	4,560,691
SolarEdge Technologies, Inc. *	18,000	413,100
SunPower Corp. *(b)	15,500	172,670
Synaptics, Inc. *	8,450	444,555
Teradyne, Inc.	54,559	1,887,196
Texas Instruments, Inc.	238,197	19,384,472
Ultra Clean Holdings, Inc. *	14,000	328,300
Veeco Instruments, Inc. *	10,084	310,587
Versum Materials, Inc.	24,700	870,922
Xcerra Corp. *	19,192	186,354
Xilinx, Inc.	58,500	3,700,710
Xperi Corp.	11,100	324,675
		208,182,445

Software & Services 12.9%
2U, Inc. *	7,000	362,250
8x8, Inc. *	25,000	317,500
Accenture plc, Class A	148,197	19,090,738
ACI Worldwide, Inc. *	23,100	535,227
Activision Blizzard, Inc.	170,532	10,535,467
Actua Corp. *	8,050	108,675
Acxiom Corp. *	23,700	639,189
Adobe Systems, Inc. *	119,210	17,463,073
Agilysys, Inc. *	8,460	85,108
Akamai Technologies, Inc. *	41,438	1,953,387
Alliance Data Systems Corp.	13,044	3,149,213
Alphabet, Inc., Class A *	71,476	67,580,558
Alphabet, Inc., Class C *	72,227	67,207,223
Amdocs Ltd.	34,600	2,324,082
Angie's List, Inc. *(b)	22,248	266,531
ANSYS, Inc. *	19,286	2,498,501
Aspen Technology, Inc. *	15,400	875,798

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Autodesk, Inc. *	46,600	5,162,814
Automatic Data Processing, Inc.	104,862	12,469,140
Bankrate, Inc. *	14,600	202,940
Bazaarvoice, Inc. *	15,200	71,440
Black Knight Financial Services, Inc., Class A *	10,000	425,000
Blackbaud, Inc.	13,400	1,237,356
Blackhawk Network Holdings, Inc. *	19,203	838,211
Blucora, Inc. *	11,572	259,213
Booz Allen Hamilton Holding Corp.	32,700	1,121,610
Bottomline Technologies de, Inc. *	8,800	250,624
Box, Inc., Class A *	20,000	377,000
Broadridge Financial Solutions, Inc.	30,725	2,330,798
BroadSoft, Inc. *	12,900	568,245
CA, Inc.	78,408	2,433,784
CACI International, Inc., Class A *	4,100	512,910
Cadence Design Systems, Inc. *	72,500	2,675,250
Callidus Software, Inc. *	16,546	402,068
Carbonite, Inc. *	14,300	337,480
Cardtronics plc, Class A *	8,800	275,440
Cars.com, Inc. *	15,366	373,394
CDK Global, Inc.	32,620	2,145,744
Citrix Systems, Inc. *	37,700	2,977,546
Cognizant Technology Solutions Corp., Class A	142,500	9,878,100
CommerceHub, Inc., Series A *	2,534	46,220
CommerceHub, Inc., Series C *	5,069	91,141
CommVault Systems, Inc. *	13,100	780,105
Conduent, Inc. *	38,811	640,770
Convergys Corp.	26,600	637,602
CoreLogic, Inc. *	23,100	1,052,205
Cornerstone OnDemand, Inc. *	12,500	503,875
CoStar Group, Inc. *	7,900	2,176,845
CSG Systems International, Inc.	8,900	368,015
CSRA, Inc.	36,138	1,178,460
Dell Technologies, Inc., Class V *	31,541	2,027,140
Digimarc Corp. *	3,542	111,042
DST Systems, Inc.	16,400	900,360
DXC Technology Co.	68,704	5,385,020
eBay, Inc. *	246,844	8,819,736
Ebix, Inc.	8,303	479,498
Edgewater Technology, Inc. *	767	5,438
Electronic Arts, Inc. *	75,700	8,837,218
Ellie Mae, Inc. *	8,393	732,037
Endurance International Group Holdings, Inc. *	42,300	391,275
EnerNOC, Inc. *	9,754	74,618
Envestnet, Inc. *	15,300	597,465
EPAM Systems, Inc. *	12,000	1,031,160
Euronet Worldwide, Inc. *	11,900	1,149,659
Everi Holdings, Inc. *	28,300	211,118
EVERTEC, Inc.	14,000	249,900
ExlService Holdings, Inc. *	7,200	414,360
Facebook, Inc., Class A *	572,007	96,812,185
Fair Isaac Corp.	8,544	1,217,947
Fidelity National Information Services, Inc.	77,891	7,105,217
FireEye, Inc. *	34,200	500,346
First Data Corp., Class A *	35,000	653,100
Fiserv, Inc. *	51,800	6,656,300
FleetCor Technologies, Inc. *	21,800	3,314,908
Forrester Research, Inc.	6,800	277,440
Fortinet, Inc. *	34,800	1,284,468
Gartner, Inc. *	21,956	2,817,394
Genpact Ltd.	28,274	819,946
Gigamon, Inc. *	9,700	385,575
Global Payments, Inc.	38,028	3,588,702
Glu Mobile, Inc. *	38,900	106,197
GoDaddy, Inc., Class A *	15,100	648,998
Gogo, Inc. *(b)	16,000	194,880
Security	Number of Shares	Value ($)
GrubHub, Inc. *	20,400	941,052
GSE Systems, Inc. *	2,424	6,787
Guidewire Software, Inc. *	19,500	1,407,120
Hortonworks, Inc. *	26,900	360,460
HubSpot, Inc. *	11,300	817,555
IAC/InterActiveCorp *	18,072	1,890,873
Imperva, Inc. *	8,262	372,203
Information Services Group, Inc. *	7,500	30,225
International Business Machines Corp.	204,651	29,606,860
Intuit, Inc.	56,930	7,811,365
j2 Global, Inc.	13,300	1,125,579
Jack Henry & Associates, Inc.	19,400	2,082,008
Leaf Group Ltd. *	5,920	44,696
Leidos Holdings, Inc.	37,900	2,025,376
Liquidity Services, Inc. *	15,481	105,271
LivePerson, Inc. *	19,700	266,935
LogMeIn, Inc.	13,477	1,569,397
Manhattan Associates, Inc. *	16,300	720,460
ManTech International Corp., Class A	8,600	341,592
MasterCard, Inc., Class A	225,756	28,851,617
MAXIMUS, Inc.	16,300	983,868
Microsoft Corp.	1,859,818	135,208,769
MicroStrategy, Inc., Class A *	2,256	303,455
Mitek Systems, Inc. *	34,300	325,850
MoneyGram International, Inc. *	9,037	147,484
Monotype Imaging Holdings, Inc.	6,500	122,525
NeuStar, Inc., Class A *	20,100	671,340
New Relic, Inc. *	7,000	328,720
NIC, Inc.	26,000	422,500
Nuance Communications, Inc. *	59,974	1,037,550
Oracle Corp.	726,213	36,259,815
Pandora Media, Inc. *(b)	40,000	358,000
Paychex, Inc.	79,864	4,620,132
Paycom Software, Inc. *	10,700	749,963
Paylocity Holding Corp. *	8,900	404,683
PayPal Holdings, Inc. *	273,844	16,033,566
Pegasystems, Inc.	12,800	773,760
Perficient, Inc. *	7,800	146,640
PRGX Global, Inc. *	11,000	68,750
Progress Software Corp.	9,300	297,693
Proofpoint, Inc. *	13,000	1,108,120
PROS Holdings, Inc. *	7,826	225,624
PTC, Inc. *	29,380	1,621,482
Qualys, Inc. *	5,600	224,840
Quotient Technology, Inc. *	18,100	209,960
RealPage, Inc. *	12,600	488,250
Red Hat, Inc. *	43,564	4,307,173
Reis, Inc.	1,400	29,960
RingCentral, Inc., Class A *	24,600	856,080
Sabre Corp.	43,200	956,016
salesforce.com, Inc. *	163,522	14,847,798
Science Applications International Corp.	11,785	829,782
ServiceNow, Inc. *	42,400	4,683,080
ServiceSource International, Inc. *	14,400	54,720
Shutterstock, Inc. *	4,000	168,560
Splunk, Inc. *	32,500	1,950,325
SPS Commerce, Inc. *	4,300	248,540
SS&C Technologies Holdings, Inc.	42,400	1,643,424
Stamps.com, Inc. *	5,827	862,979
StarTek, Inc. *	3,900	47,970
Sykes Enterprises, Inc. *	11,026	374,884
Symantec Corp.	149,673	4,638,366
Synchronoss Technologies, Inc. *	8,100	136,728
Synopsys, Inc. *	37,884	2,900,778
Syntel, Inc.	8,600	167,614
Tableau Software, Inc., Class A *	17,742	1,143,472
Take-Two Interactive Software, Inc. *	27,500	2,185,700
TeleTech Holdings, Inc.	9,100	380,380
Teradata Corp. *	27,000	859,140

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
The Hackett Group, Inc.	7,200	118,224
The Ultimate Software Group, Inc. *	6,600	1,489,686
The Western Union Co.	117,232	2,315,332
TiVo Corp.	36,770	720,692
Total System Services, Inc.	42,904	2,722,688
Travelport Worldwide Ltd.	42,100	602,030
TrueCar, Inc. *	30,000	567,900
Twitter, Inc. *	157,400	2,532,566
Tyler Technologies, Inc. *	8,600	1,477,566
Unisys Corp. *	18,200	232,960
Vantiv, Inc., Class A *	39,300	2,497,515
VASCO Data Security International, Inc. *	9,200	124,200
Verint Systems, Inc. *	16,210	642,726
VeriSign, Inc. *	22,275	2,253,562
Virtusa Corp. *	4,700	155,805
Visa, Inc., Class A	444,304	44,234,906
VMware, Inc., Class A *	17,100	1,585,341
Web.com Group, Inc. *	18,523	406,580
WebMD Health Corp. *	7,074	468,652
WEX, Inc. *	8,900	967,252
Workday, Inc., Class A *	29,604	3,022,864
Yelp, Inc. *	14,300	465,179
Zendesk, Inc. *	27,000	791,640
Zillow Group, Inc., Class A *	8,797	399,648
Zillow Group, Inc., Class C *	26,594	1,200,985
Zynga, Inc., Class A *	212,600	767,486
		808,152,736

Technology Hardware & Equipment 5.5%
3D Systems Corp. *(b)	36,100	606,480
Acacia Communications, Inc. *(b)	3,100	135,687
ADTRAN, Inc.	22,200	520,590
Amphenol Corp., Class A	73,700	5,646,894
Anixter International, Inc. *	8,200	645,750
Apple, Inc.	1,257,162	186,977,704
Applied Optoelectronics, Inc. *(b)	6,000	584,940
Arista Networks, Inc. *	8,600	1,283,894
ARRIS International plc *	43,075	1,204,377
Arrow Electronics, Inc. *	18,532	1,506,466
Avnet, Inc.	26,588	1,020,447
AVX Corp.	14,000	250,180
Badger Meter, Inc.	8,000	362,000
Belden, Inc.	11,600	834,504
Benchmark Electronics, Inc. *	7,830	263,480
Black Box Corp.	4,100	32,390
Brocade Communications Systems, Inc.	112,637	1,422,605
CalAmp Corp. *	4,000	76,400
CDW Corp.	40,900	2,594,287
Ciena Corp. *	34,970	900,478
Cisco Systems, Inc.	1,200,440	37,753,838
Cognex Corp.	21,500	2,043,790
Coherent, Inc. *	5,500	1,457,500
CommScope Holding Co., Inc. *	47,382	1,742,710
Communications Systems, Inc.	53,328	229,310
Comtech Telecommunications Corp.	4,175	75,150
Corning, Inc.	228,107	6,647,038
Cray, Inc. *	7,600	156,560
CTS Corp.	8,800	193,600
CUI Global, Inc. *(b)	56,600	181,686
Daktronics, Inc.	8,700	85,086
Diebold Nixdorf, Inc.	23,500	549,900
Digi International, Inc. *	9,100	95,095
Dolby Laboratories, Inc., Class A	18,600	962,550
EchoStar Corp., Class A *	11,940	725,116
Electro Scientific Industries, Inc. *	9,900	85,635
Electronics For Imaging, Inc. *	15,500	752,990
Extreme Networks, Inc. *	27,500	241,725
F5 Networks, Inc. *	15,100	1,823,325
Security	Number of Shares	Value ($)
Fabrinet *	11,108	499,971
FARO Technologies, Inc. *	3,000	118,500
Finisar Corp. *	25,800	702,276
FLIR Systems, Inc.	38,000	1,418,160
Harmonic, Inc. *	20,042	82,172
Harris Corp.	28,655	3,280,138
Hewlett Packard Enterprise Co.	410,436	7,186,734
HP, Inc.	404,136	7,718,998
I.D. Systems, Inc. *	5,500	37,565
II-VI, Inc. *	13,000	495,300
Immersion Corp. *	4,300	36,722
Infinera Corp. *	27,300	320,229
Insight Enterprises, Inc. *	8,950	362,654
InterDigital, Inc.	10,000	728,500
IPG Photonics Corp. *	9,800	1,495,872
Itron, Inc. *	10,200	744,600
Jabil, Inc.	45,400	1,384,700
Juniper Networks, Inc.	85,665	2,394,337
Keysight Technologies, Inc. *	44,058	1,832,372
Kimball Electronics, Inc. *	6,825	132,746
Knowles Corp. *	30,500	462,075
Littelfuse, Inc.	5,300	954,954
Lumentum Holdings, Inc. *	13,510	845,726
Maxwell Technologies, Inc. *	7,700	45,045
Methode Electronics, Inc.	9,500	377,625
Motorola Solutions, Inc.	37,933	3,439,764
MTS Systems Corp.	3,781	199,259
National Instruments Corp.	26,112	1,074,248
NCR Corp. *	35,100	1,328,535
Neonode, Inc. *(b)	31,951	36,744
NetApp, Inc.	64,900	2,817,958
NETGEAR, Inc. *	6,000	287,400
NetScout Systems, Inc. *	26,000	897,000
Oclaro, Inc. *	37,600	367,728
OSI Systems, Inc. *	7,500	599,775
Palo Alto Networks, Inc. *	22,000	2,899,160
Park Electrochemical Corp.	3,600	67,644
PC Connection, Inc.	7,000	180,600
PC-Tel, Inc.	8,900	63,279
Plantronics, Inc.	6,000	271,080
Plexus Corp. *	6,500	348,465
Pure Storage, Inc., Class A *	23,900	288,473
Quantum Corp. *	15,625	126,563
Radisys Corp. *	3,500	8,540
Richardson Electronics Ltd.	7,300	42,778
Rogers Corp. *	4,200	495,474
Sanmina Corp. *	20,900	749,265
ScanSource, Inc. *	6,300	249,480
Seagate Technology plc	72,766	2,398,367
Sonus Networks, Inc. *	10,860	74,174
Super Micro Computer, Inc. *	8,200	220,170
SYNNEX Corp.	8,400	998,928
Systemax, Inc.	8,000	144,960
TE Connectivity Ltd.	84,600	6,800,994
Tech Data Corp. *	8,300	849,920
TESSCO Technologies, Inc.	4,025	53,734
Trimble, Inc. *	62,084	2,323,804
TTM Technologies, Inc. *	11,000	191,180
Ubiquiti Networks, Inc. *(b)	7,700	419,650
Uni-Pixel, Inc. *	161,500	61,209
Universal Display Corp.	10,100	1,218,060
VeriFone Systems, Inc. *	33,100	645,781
ViaSat, Inc. *	15,200	1,004,568
Viavi Solutions, Inc. *	66,453	728,989
Vishay Intertechnology, Inc.	36,488	651,311
Vishay Precision Group, Inc. *	5,620	98,350
Western Digital Corp.	71,998	6,128,470

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Xerox Corp.	48,514	1,487,924
Zebra Technologies Corp., Class A *	13,275	1,350,333
		341,020,216

Telecommunication Services 2.0%
AT&T, Inc.	1,483,607	57,860,673
ATN International, Inc.	3,250	188,500
CenturyLink, Inc.	146,878	3,417,851
Cincinnati Bell, Inc. *	12,293	229,264
Cogent Communications Holdings, Inc.	9,900	413,325
Consolidated Communications Holdings, Inc.	16,757	301,626
General Communication, Inc., Class A *	10,500	448,035
Iridium Communications, Inc. *	17,544	174,563
Level 3 Communications, Inc. *	69,225	4,062,123
Lumos Networks Corp. *	1,500	26,865
ORBCOMM, Inc. *	30,000	348,300
Shenandoah Telecommunications Co.	14,200	436,650
Spok Holdings, Inc.	5,500	90,200
Sprint Corp. *	179,505	1,432,450
Straight Path Communications, Inc., Class B *	1,900	340,860
T-Mobile US, Inc. *	72,795	4,488,540
Telephone & Data Systems, Inc.	22,222	631,771
United States Cellular Corp. *	5,400	204,552
Verizon Communications, Inc.	989,469	47,890,300
Vonage Holdings Corp. *	36,400	240,604
Zayo Group Holdings, Inc. *	21,207	695,377
		123,922,429

Transportation 2.0%
Air Transport Services Group, Inc. *	15,000	365,400
Alaska Air Group, Inc.	29,681	2,529,712
Allegiant Travel Co.	3,200	413,600
AMERCO	1,800	699,408
American Airlines Group, Inc.	114,597	5,780,273
ArcBest Corp.	4,800	133,440
Atlas Air Worldwide Holdings, Inc. *	6,500	386,100
Avis Budget Group, Inc. *	20,600	634,068
C.H. Robinson Worldwide, Inc.	33,200	2,177,920
Celadon Group, Inc. (b)	8,890	40,450
Covenant Transport Group, Inc., Class A *	3,000	56,250
CSX Corp.	224,100	11,057,094
Delta Air Lines, Inc.	178,811	8,826,111
Echo Global Logistics, Inc. *	15,000	204,750
Expeditors International of Washington, Inc.	40,900	2,408,192
FedEx Corp.	58,963	12,266,073
Forward Air Corp.	10,400	539,032
Genesee & Wyoming, Inc., Class A *	14,800	964,368
Hawaiian Holdings, Inc. *	10,700	442,980
Heartland Express, Inc.	16,241	343,172
Hub Group, Inc., Class A *	7,100	241,755
JB Hunt Transport Services, Inc.	19,600	1,777,916
JetBlue Airways Corp. *	84,399	1,850,870
Kansas City Southern	26,555	2,740,210
Kirby Corp. *	15,000	913,500
Knight Transportation, Inc.	14,650	522,272
Landstar System, Inc.	9,700	806,555
Macquarie Infrastructure Corp.	18,600	1,410,066
Marten Transport Ltd.	15,793	251,898
Matson, Inc.	10,500	296,100
Norfolk Southern Corp.	69,100	7,779,278
Old Dominion Freight Line, Inc.	15,102	1,448,433
Roadrunner Transportation Systems, Inc. *	4,900	34,202
Ryder System, Inc.	15,560	1,132,146
Saia, Inc. *	4,450	241,857
Security	Number of Shares	Value ($)
Schneider National, Inc., Class B	15,000	324,300
SkyWest, Inc.	14,300	521,950
Southwest Airlines Co.	146,115	8,110,844
Spirit Airlines, Inc. *	14,000	543,900
Swift Transportation Co. *	19,000	484,500
Union Pacific Corp.	195,870	20,166,775
United Continental Holdings, Inc. *	66,766	4,518,723
United Parcel Service, Inc., Class B	167,041	18,422,952
Universal Logistics Holdings, Inc.	3,300	48,015
Werner Enterprises, Inc.	10,032	297,449
XPO Logistics, Inc. *	22,010	1,323,021
YRC Worldwide, Inc. *	8,600	114,294
		126,592,174

Utilities 3.2%
AES Corp.	138,596	1,549,503
ALLETE, Inc.	14,633	1,072,160
Alliant Energy Corp.	52,600	2,131,878
Ameren Corp.	60,476	3,392,704
American Electric Power Co., Inc.	118,320	8,346,293
American States Water Co.	9,600	474,720
American Water Works Co., Inc.	42,400	3,438,640
Aqua America, Inc.	45,967	1,534,378
Artesian Resources Corp., Class A	4,000	155,560
Atmos Energy Corp.	27,672	2,400,823
Avangrid, Inc.	16,400	744,888
Avista Corp.	15,800	831,238
Black Hills Corp.	13,400	933,444
Cadiz, Inc. *(b)	6,356	82,628
California Water Service Group	11,300	439,570
Calpine Corp. *	65,100	936,138
CenterPoint Energy, Inc.	104,900	2,957,131
Chesapeake Utilities Corp.	2,770	213,983
CMS Energy Corp.	70,959	3,281,144
Connecticut Water Service, Inc.	5,100	290,598
Consolidated Edison, Inc.	71,510	5,925,319
Delta Natural Gas Co., Inc.	1,291	39,285
Dominion Energy, Inc.	150,154	11,588,886
DTE Energy Co.	40,348	4,319,657
Duke Energy Corp.	170,150	14,483,168
Edison International	78,210	6,153,563
El Paso Electric Co.	11,300	586,470
Entergy Corp.	43,693	3,352,127
Eversource Energy	79,036	4,804,598
Exelon Corp.	220,969	8,471,951
FirstEnergy Corp.	104,456	3,333,191
Genie Energy Ltd., Class B	12,800	84,864
Great Plains Energy, Inc.	41,341	1,275,783
Hawaiian Electric Industries, Inc.	27,100	894,029
IDACORP, Inc.	13,300	1,148,588
MDU Resources Group, Inc.	45,325	1,194,314
MGE Energy, Inc.	9,950	662,173
Middlesex Water Co.	9,400	368,856
National Fuel Gas Co.	20,700	1,225,647
New Jersey Resources Corp.	20,150	849,322
NextEra Energy, Inc.	110,872	16,197,290
NiSource, Inc.	65,764	1,713,810
Northwest Natural Gas Co.	6,300	397,530
NorthWestern Corp.	10,900	629,911
NRG Energy, Inc.	82,756	2,037,453
NRG Yield, Inc., Class A	8,300	151,309
NRG Yield, Inc., Class C	30,600	569,160
OGE Energy Corp.	50,200	1,800,172
ONE Gas, Inc.	12,825	933,403
Ormat Technologies, Inc.	8,600	509,980
Otter Tail Corp.	7,800	315,510
Pattern Energy Group, Inc.	14,497	363,875
PG&E Corp.	122,000	8,258,180

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Pinnacle West Capital Corp.	28,000	2,428,440
PNM Resources, Inc.	21,200	844,820
Portland General Electric Co.	24,800	1,108,312
PPL Corp.	167,100	6,404,943
Public Service Enterprise Group, Inc.	121,300	5,454,861
Pure Cycle Corp. *	8,000	59,200
SCANA Corp.	36,305	2,336,953
Sempra Energy	61,796	6,983,566
SJW Group.	4,470	236,329
South Jersey Industries, Inc.	19,400	659,018
Southwest Gas Holdings, Inc.	13,400	1,073,340
Spire, Inc.	10,800	784,080
TerraForm Power, Inc., Class A *	9,400	125,960
The Southern Co.	231,773	11,108,880
The York Water Co.	6,100	212,280
UGI Corp.	44,400	2,240,868
Unitil Corp.	7,200	365,400
Vectren Corp.	23,366	1,404,530
Vistra Energy Corp.	82,900	1,362,047
WEC Energy Group, Inc.	74,077	4,664,629
Westar Energy, Inc.	33,000	1,674,750
WGL Holdings, Inc.	14,600	1,251,512
Xcel Energy, Inc.	123,508	5,843,163
		198,474,676
Total Common Stock
(Cost $3,645,357,961)		6,195,974,132

Rights 0.0% of net assets

Media 0.0%
Media General, Inc. CVR *(e)	18,400	31,280

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Dyax Corp. CVR *(e)	31,000	34,410
FRD Acquisition Co. CVR *(e)	8,700	—
		34,410

Technology Hardware & Equipment 0.0%
Gerber Scientific, Inc. CVR *(e)	8,900	—
Total Rights
(Cost $34,633)		65,690

Other Investment Company 0.4% of net assets

Securities Lending Collateral 0.4%
Wells Fargo Government Money Market Fund, Select Class 0.89% (c)	25,368,243	25,368,243
Total Other Investment Company
(Cost $25,368,243)		25,368,243
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.3% of net assets

Time Deposit 0.3%
Barclays Capital, Inc.
0.59%, 08/01/17 (d)	20,178,165	20,178,165
Total Short-Term Investment
(Cost $20,178,165)		20,178,165

End of Investments.

At 07/31/17, the tax basis cost of the fund's investments was $3,724,486,824 and the unrealized appreciation and depreciation were $2,608,180,495 and ($91,081,089), respectively, with a net unrealized appreciation of $2,517,099,406.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $24,555,825.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.
(e)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

CVR –	Contingent Value Rights
REIT –	Real Estate Investment Trust
In addition to the above, the fund held the following at July 31, 2017:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Contracts
Russell 2000 Index, mini, Long, expires 09/15/17	98	6,979,560	(45,879)
S&P 500 Index, e-mini, Long, expires 09/15/17	323	39,858,200	56,976
Net Unrealized Appreciation			11,097

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of July 31, 2017:
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$5,942,013,547	$—	$—	$5,942,013,547
Real Estate	253,960,585	—	— *	253,960,585
Rights [1]	—	—	65,690 *	65,690
Other Investment Company[1]	25,368,243	—	—	25,368,243
Short-Term Investment[1]	—	20,178,165	—	20,178,165
Total	$6,221,342,375	$20,178,165	$65,690	$6,241,586,230
Other Financial Instruments
Futures Contracts[2]	$56,976	$—	$—	$56,976
Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($45,879)	$—	$—	($45,879)
*	Level 3 amount shown includes securities determined to have no value at July 31, 2017.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2017.

Schwab Capital Trust
Schwab International Index Fund®

Portfolio Holdings as of July 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
98.6%	Common Stock	2,961,071,794	3,755,861,396
0.6%	Preferred Stock	20,008,102	21,958,369
0.0%	Rights	—	31,136
0.1%	Other Investment Company	4,209,591	4,209,591
0.4%	Short-Term Investments	17,136,503	17,136,503
99.7%	Total Investments	3,002,425,990	3,799,196,995
0.3%	Other Assets and Liabilities, Net		10,666,958
100.0%	Net Assets		3,809,863,953

Security	Number of Shares	Value ($)
Common Stock 98.6% of net assets

Australia 7.1%
Banks 2.4%
Australia & New Zealand Banking Group Ltd.	793,049	18,802,512
Bank of Queensland Ltd.	109,164	1,052,275
Bendigo & Adelaide Bank Ltd.	117,885	1,048,571
Commonwealth Bank of Australia	460,913	30,878,798
National Australia Bank Ltd.	710,946	17,043,362
Westpac Banking Corp.	905,164	23,072,753
		91,898,271
Capital Goods 0.0%
CIMIC Group Ltd.	31,359	1,040,241
Commercial & Professional Services 0.1%
Brambles Ltd.	415,054	3,068,815
SEEK Ltd.	87,652	1,198,547
		4,267,362
Consumer Services 0.2%
Aristocrat Leisure Ltd.	139,618	2,264,105
Crown Resorts Ltd.	106,021	1,079,716
Domino's Pizza Enterprises Ltd.	14,586	621,827
Flight Centre Travel Group Ltd. (a)	17,631	613,252
Tabcorp Holdings Ltd.	197,467	659,821
Tatts Group Ltd.	359,783	1,151,368
		6,390,089
Diversified Financials 0.4%
AMP Ltd.	815,172	3,514,175
ASX Ltd.	51,877	2,169,785
Challenger Ltd.	152,696	1,569,242
Macquarie Group Ltd.	86,446	5,934,814
		13,188,016
Energy 0.3%
Caltex Australia Ltd.	72,637	1,810,170
Oil Search Ltd.	349,709	1,860,663
Origin Energy Ltd. *	452,042	2,504,081
Santos Ltd. *	514,769	1,398,767
Woodside Petroleum Ltd.	198,769	4,645,348
		12,219,029
Security	Number of Shares	Value ($)
Food & Staples Retailing 0.5%
Wesfarmers Ltd.	303,139	9,877,965
Woolworths Ltd.	340,335	7,263,914
		17,141,879
Food, Beverage & Tobacco 0.1%
Coca-Cola Amatil Ltd.	149,082	981,695
Treasury Wine Estates Ltd.	197,760	1,925,345
		2,907,040
Health Care Equipment & Services 0.2%
Cochlear Ltd.	15,371	1,755,886
Healthscope Ltd.	509,967	848,849
Ramsay Health Care Ltd.	37,153	2,097,891
Sonic Healthcare Ltd.	106,637	1,903,142
		6,605,768
Insurance 0.3%
Insurance Australia Group Ltd.	637,841	3,401,855
Medibank Pvt Ltd.	707,986	1,540,605
QBE Insurance Group Ltd.	357,840	3,390,017
Suncorp Group Ltd.	346,399	3,959,221
		12,291,698
Materials 1.2%
Alumina Ltd.	652,303	990,766
Amcor Ltd.	305,104	3,745,288
BHP Billiton Ltd.	856,554	17,838,949
BlueScope Steel Ltd.	151,514	1,596,131
Boral Ltd.	323,453	1,792,471
Fortescue Metals Group Ltd.	430,023	1,976,476
Incitec Pivot Ltd.	440,834	1,125,533
James Hardie Industries plc CDI	120,847	1,850,387
Newcrest Mining Ltd.	205,986	3,346,975
Orica Ltd.	96,446	1,533,258
Rio Tinto Ltd.	112,521	5,931,598
South32 Ltd.	1,447,464	3,375,997
		45,103,829
Media 0.0%
REA Group Ltd.	15,509	855,477
Pharmaceuticals, Biotechnology & Life Sciences 0.3%
CSL Ltd.	121,823	12,273,938
Real Estate 0.6%
Dexus	264,927	1,989,356
Goodman Group	488,612	3,113,796
LendLease Group	150,401	2,028,642
Mirvac Group	951,910	1,653,426
Scentre Group	1,398,077	4,623,057
Stockland	669,968	2,252,598
The GPT Group	483,720	1,854,616
Vicinity Centres	890,245	1,959,287
Westfield Corp.	539,287	3,315,711
		22,790,489
Retailing 0.0%
Harvey Norman Holdings Ltd.	132,814	464,390
Software & Services 0.0%
Computershare Ltd.	115,712	1,301,935

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Telecommunication Services 0.1%
Telstra Corp., Ltd.	1,107,825	3,634,295
TPG Telecom Ltd.	90,804	407,467
		4,041,762
Transportation 0.2%
Aurizon Holdings Ltd.	541,071	2,171,726
Qantas Airways Ltd.	140,843	598,593
Sydney Airport	283,449	1,527,852
Transurban Group	543,502	4,963,541
		9,261,712
Utilities 0.2%
AGL Energy Ltd.	176,381	3,401,282
APA Group	287,747	1,985,107
AusNet Services	540,546	707,031
		6,093,420
		270,136,345

Austria 0.2%
Banks 0.1%
Erste Group Bank AG *	82,047	3,398,786
Raiffeisen Bank International AG *	38,386	1,131,223
		4,530,009
Capital Goods 0.0%
ANDRITZ AG	19,563	1,197,719
Energy 0.1%
OMV AG	38,182	2,162,902
Materials 0.0%
voestalpine AG	29,000	1,469,833
		9,360,463

Belgium 1.2%
Banks 0.1%
KBC Group N.V.	66,730	5,516,838
Diversified Financials 0.1%
Groupe Bruxelles Lambert S.A.	21,293	2,183,862
Food & Staples Retailing 0.0%
Colruyt S.A.	17,161	961,673
Food, Beverage & Tobacco 0.7%
Anheuser-Busch InBev S.A./N.V.	203,718	24,575,007
Insurance 0.1%
Ageas	52,462	2,361,770
Materials 0.1%
Solvay S.A.	19,211	2,754,496
Umicore S.A.	25,057	2,011,629
		4,766,125
Media 0.0%
Telenet Group Holding N.V. *	14,963	1,044,632
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
UCB S.A.	33,380	2,430,796
Telecommunication Services 0.0%
Proximus	39,640	1,393,931
		45,234,634

Denmark 1.8%
Banks 0.2%
Danske Bank A/S	196,556	7,960,061
Capital Goods 0.2%
Vestas Wind Systems A/S	58,832	5,749,762
Commercial & Professional Services 0.0%
ISS A/S	45,366	1,859,771
Security	Number of Shares	Value ($)
Consumer Durables & Apparel 0.1%
Pandora A/S	29,414	3,385,215
Food, Beverage & Tobacco 0.1%
Carlsberg A/S, Class B	29,022	3,224,318
Health Care Equipment & Services 0.1%
Coloplast A/S, Class B	31,018	2,664,715
William Demant Holding A/S *	32,260	857,115
		3,521,830
Insurance 0.0%
Tryg A/S	28,614	644,739
Materials 0.1%
Chr. Hansen Holding A/S	25,970	2,091,399
Novozymes A/S, B Shares	63,304	2,923,090
		5,014,489
Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Genmab A/S *	15,317	3,480,965
H. Lundbeck A/S	18,116	1,086,267
Novo Nordisk A/S, Class B	486,431	20,687,626
		25,254,858
Telecommunication Services 0.0%
TDC A/S	207,416	1,279,872
Transportation 0.2%
AP Moeller — Maersk A/S, Series A	1,021	2,132,385
AP Moeller — Maersk A/S, Series B	1,705	3,721,741
DSV A/S	51,811	3,345,213
		9,199,339
Utilities 0.1%
DONG Energy A/S	40,033	1,931,290
		69,025,544

Finland 1.0%
Automobiles & Components 0.0%
Nokian Renkaat Oyj	30,079	1,226,450
Capital Goods 0.2%
Kone Oyj, Class B	90,757	4,727,290
Metso Oyj	30,201	960,807
Wartsila Oyj Abp	39,472	2,623,237
		8,311,334
Energy 0.0%
Neste Oyj	35,089	1,521,249
Insurance 0.2%
Sampo Oyj, A Shares	117,653	6,434,628
Materials 0.2%
Stora Enso Oyj, R Shares	141,926	1,897,526
UPM-Kymmene Oyj	142,179	3,870,553
		5,768,079
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Orion Oyj, Class B	26,910	1,360,051
Technology Hardware & Equipment 0.3%
Nokia Oyj	1,562,052	9,967,739
Telecommunication Services 0.0%
Elisa Oyj	37,714	1,552,567
Utilities 0.1%
Fortum Oyj	122,138	1,997,215
		38,139,312

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
France 10.3%
Automobiles & Components 0.5%
Compagnie Generale des Etablissements Michelin	45,351	6,142,161
Peugeot S.A.	129,383	2,783,122
Renault S.A.	47,706	4,297,924
Valeo S.A.	64,641	4,475,649
		17,698,856
Banks 1.1%
BNP Paribas S.A.	299,906	23,241,412
Credit Agricole S.A.	307,292	5,393,696
Natixis S.A.	256,340	1,862,706
Societe Generale S.A.	206,012	12,079,453
		42,577,267
Capital Goods 1.8%
Airbus SE	154,028	12,870,054
Alstom S.A.	42,876	1,536,081
Bouygues S.A.	56,530	2,423,673
Compagnie de Saint-Gobain	133,324	7,397,708
Dassault Aviation S.A.	607	911,348
Eiffage S.A.	19,069	1,847,131
Legrand S.A.	71,348	4,928,549
Rexel S.A.	77,313	1,224,286
Safran S.A.	82,811	7,834,804
Schneider Electric SE *	150,770	11,832,910
Thales S.A.	28,391	3,143,108
Vinci S.A.	133,245	11,931,605
Zodiac Aerospace	52,992	1,515,448
		69,396,705
Commercial & Professional Services 0.1%
Bureau Veritas S.A.	67,071	1,528,188
Edenred	55,957	1,470,988
Societe BIC S.A.	8,402	985,520
		3,984,696
Consumer Durables & Apparel 0.8%
Hermes International	8,392	4,250,670
Kering	20,124	7,033,766
LVMH Moet Hennessy Louis Vuitton SE	74,588	18,735,650
SEB S.A.	6,090	1,083,437
		31,103,523
Consumer Services 0.1%
Accor S.A.	48,627	2,258,904
Sodexo S.A.	24,879	2,938,947
		5,197,851
Diversified Financials 0.1%
Eurazeo S.A.	12,324	1,005,940
Wendel S.A.	7,561	1,137,644
		2,143,584
Energy 0.8%
TOTAL S.A.	626,153	31,842,181
Food & Staples Retailing 0.1%
Carrefour S.A.	154,321	3,706,813
Casino Guichard Perrachon S.A.	13,859	845,276
		4,552,089
Food, Beverage & Tobacco 0.5%
Danone S.A.	157,994	11,789,539
Pernod-Ricard S.A.	56,699	7,866,652
Remy Cointreau S.A.	6,636	763,348
		20,419,539
Health Care Equipment & Services 0.2%
Essilor International S.A.	55,890	7,076,045
Security	Number of Shares	Value ($)
Household & Personal Products 0.4%
L'Oreal S.A.	67,026	13,886,462
Insurance 0.5%
AXA S.A.	517,068	15,270,815
CNP Assurances	42,813	1,033,578
SCOR SE	48,007	2,024,736
		18,329,129
Materials 0.5%
Air Liquide S.A.	104,943	12,867,444
ArcelorMittal *	179,697	4,731,085
Arkema S.A.	18,584	2,115,517
Imerys S.A.	8,347	723,555
		20,437,601
Media 0.4%
Eutelsat Communications S.A.	49,489	1,339,381
JCDecaux S.A.	19,220	684,459
Lagardere S.C.A.	32,494	1,067,611
Publicis Groupe S.A.	55,367	4,186,655
SES S.A.	98,357	2,313,767
Vivendi S.A.	275,214	6,361,255
		15,953,128
Pharmaceuticals, Biotechnology & Life Sciences 0.9%
Eurofins Scientific SE	3,023	1,683,959
Ipsen S.A.	9,869	1,263,179
Sanofi	310,367	29,574,562
		32,521,700
Real Estate 0.3%
Fonciere Des Regions	8,593	829,442
Gecina S.A.	12,025	1,818,083
ICADE	9,509	816,445
Klepierre	57,815	2,352,928
Unibail-Rodamco SE	26,413	6,606,007
		12,422,905
Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics N.V.	172,081	2,915,428
Software & Services 0.3%
Atos SE	24,910	3,787,206
Capgemini SE	42,400	4,616,065
Dassault Systemes S.A.	33,295	3,266,161
		11,669,432
Technology Hardware & Equipment 0.0%
Ingenico Group S.A.	15,185	1,592,835
Telecommunication Services 0.3%
Iliad S.A.	6,876	1,705,759
Orange S.A.	531,810	8,948,700
		10,654,459
Transportation 0.1%
Aeroports de Paris	7,956	1,346,432
Bollore S.A.	243,424	1,129,398
Groupe Eurotunnel SE	130,081	1,442,415
		3,918,245
Utilities 0.4%
Electricite de France S.A.	142,241	1,443,836
Engie S.A.	452,709	7,291,422
Suez	97,251	1,758,418
Veolia Environnement S.A.	127,715	2,878,280
		13,371,956
		393,665,616

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Germany 8.8%
Automobiles & Components 0.9%
Bayerische Motoren Werke AG	89,150	8,191,051
Continental AG	29,316	6,603,942
Daimler AG	255,055	17,870,369
Volkswagen AG	9,106	1,431,879
		34,097,241
Banks 0.1%
Commerzbank AG *	290,014	3,793,480
Capital Goods 1.0%
Brenntag AG	41,160	2,332,421
GEA Group AG	50,633	2,057,784
HOCHTIEF AG	4,861	867,657
MAN SE	8,932	989,127
OSRAM Licht AG	22,359	1,863,272
Siemens AG	205,769	27,923,180
		36,033,441
Consumer Durables & Apparel 0.3%
adidas AG	50,372	11,504,672
Hugo Boss AG	17,602	1,327,689
		12,832,361
Diversified Financials 0.4%
Deutsche Bank AG	548,936	9,775,261
Deutsche Boerse AG	51,664	5,394,610
		15,169,871
Food & Staples Retailing 0.0%
Metro Wholesale & Food Specialist AG *	49,423	998,421
Health Care Equipment & Services 0.4%
Fresenius Medical Care AG & Co. KGaA	56,575	5,335,047
Fresenius SE & Co. KGaA	111,588	9,418,553
		14,753,600
Household & Personal Products 0.2%
Beiersdorf AG	28,840	3,164,868
Henkel AG & Co. KGaA	27,772	3,493,971
		6,658,839
Insurance 1.0%
Allianz SE	121,742	25,950,283
Hannover Rueck SE	16,506	2,083,365
Muenchener Rueckversicherungs-Gesellschaft AG	43,043	9,245,611
		37,279,259
Materials 1.3%
BASF SE	245,086	23,332,171
Covestro AG	29,740	2,306,287
Evonik Industries AG	45,458	1,548,188
HeidelbergCement AG	40,172	3,977,909
K&S AG	49,682	1,291,889
LANXESS AG	25,225	1,945,198
Linde AG	49,505	9,443,608
Symrise AG	32,113	2,248,415
ThyssenKrupp AG	96,121	2,854,931
		48,948,596
Media 0.1%
Axel Springer SE	12,126	769,988
ProSiebenSat.1 Media SE	61,356	2,451,419
RTL Group S.A. *	8,951	696,352
		3,917,759
Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 0.9%
Bayer AG	220,700	27,954,122
Merck KGaA	34,101	3,741,959
QIAGEN N.V. *	59,147	1,961,864
		33,657,945
Real Estate 0.2%
Deutsche Wohnen AG	93,499	3,705,221
Vonovia SE	124,357	5,039,548
		8,744,769
Retailing 0.0%
Zalando SE *	29,216	1,307,630
Semiconductors & Semiconductor Equipment 0.2%
Infineon Technologies AG	302,307	6,564,979
Software & Services 0.8%
SAP SE	261,786	27,719,257
United Internet AG	33,555	2,042,829
		29,762,086
Telecommunication Services 0.4%
Deutsche Telekom AG	870,383	15,900,793
Telefonica Deutschland Holding AG	186,815	965,041
		16,865,834
Transportation 0.3%
Deutsche Lufthansa AG	63,390	1,361,301
Deutsche Post AG	265,610	10,303,687
Fraport AG Frankfurt Airport Services Worldwide	11,908	1,192,456
		12,857,444
Utilities 0.3%
E.ON SE	592,581	5,862,254
Innogy SE	37,210	1,562,816
RWE AG *	137,399	2,895,075
		10,320,145
		334,563,700

Hong Kong 3.5%
Banks 0.3%
BOC Hong Kong (Holdings) Ltd.	985,000	4,842,726
Hang Seng Bank Ltd.	200,536	4,359,769
The Bank of East Asia Ltd.	305,000	1,304,687
		10,507,182
Capital Goods 0.4%
CK Hutchison Holdings Ltd.	710,525	9,349,880
Jardine Matheson Holdings Ltd.	58,200	3,712,516
Jardine Strategic Holdings Ltd.	59,200	2,413,986
NWS Holdings Ltd.	402,000	769,055
		16,245,437
Consumer Durables & Apparel 0.1%
Li & Fung Ltd.	1,378,000	504,081
Techtronic Industries Co., Ltd.	369,000	1,639,574
Yue Yuen Industrial Holdings Ltd.	199,000	821,604
		2,965,259
Consumer Services 0.3%
Galaxy Entertainment Group Ltd.	626,000	3,864,988
Melco Resorts & Entertainment Ltd. ADR	65,490	1,322,898
MGM China Holdings Ltd.	254,000	499,756
Sands China Ltd.	632,400	2,928,961
Shangri-La Asia Ltd.	370,000	600,873
SJM Holdings Ltd.	572,000	571,846
Wynn Macau Ltd.	425,200	918,684
		10,708,006

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Diversified Financials 0.2%
First Pacific Co., Ltd.	493,250	369,146
Hong Kong Exchanges & Clearing Ltd.	312,218	8,894,532
		9,263,678
Food, Beverage & Tobacco 0.1%
WH Group Ltd.	2,117,500	1,985,456
Insurance 0.6%
AIA Group Ltd.	3,224,000	25,358,388
Real Estate 0.9%
Cheung Kong Property Holdings Ltd.	701,525	5,673,108
Hang Lung Group Ltd.	225,000	854,659
Hang Lung Properties Ltd.	550,000	1,367,898
Henderson Land Development Co., Ltd.	330,749	1,911,642
Hongkong Land Holdings Ltd.	310,700	2,334,751
Hysan Development Co., Ltd.	156,000	754,376
Kerry Properties Ltd.	166,500	583,460
Link REIT	600,000	4,871,184
New World Development Co., Ltd.	1,583,666	2,138,656
Sino Land Co., Ltd.	800,000	1,319,416
Sun Hung Kai Properties Ltd.	382,604	5,919,746
Swire Pacific Ltd., Class A	128,090	1,276,308
Swire Properties Ltd.	351,600	1,214,595
The Wharf Holdings Ltd.	316,100	2,686,737
Wheelock & Co., Ltd.	229,000	1,725,628
		34,632,164
Semiconductors & Semiconductor Equipment 0.0%
ASM Pacific Technology Ltd.	69,200	894,323
Telecommunication Services 0.1%
HKT Trust & HKT Ltd.	1,082,000	1,418,508
PCCW Ltd.	1,308,000	735,590
		2,154,098
Transportation 0.1%
MTR Corp., Ltd.	399,000	2,304,057
Utilities 0.4%
CK Infrastructure Holdings Ltd.	189,000	1,761,609
CLP Holdings Ltd.	434,080	4,625,185
HK Electric Investments & HK Electric Investments Ltd.	644,000	610,755
Hong Kong & China Gas Co., Ltd.	2,252,753	4,257,831
Power Assets Holdings Ltd.	381,000	3,773,717
		15,029,097
		132,047,145

Ireland 0.4%
Banks 0.1%
Bank of Ireland Group plc *	237,773	1,984,404
Consumer Services 0.1%
Paddy Power Betfair plc	21,208	2,124,875
Food, Beverage & Tobacco 0.1%
Kerry Group plc, Class A	42,847	3,878,193
Materials 0.1%
CRH plc	221,132	7,761,923
Transportation 0.0%
Ryanair Holdings plc *	43,580	916,469
		16,665,864

Israel 0.7%
Banks 0.1%
Bank Hapoalim B.M.	291,922	2,022,086
Bank Leumi Le-Israel B.M.	383,300	1,841,429
Mizrahi Tefahot Bank Ltd.	41,062	741,987
		4,605,502
Security	Number of Shares	Value ($)
Capital Goods 0.0%
Elbit Systems Ltd.	6,178	780,067
Materials 0.1%
Frutarom Industries Ltd.	9,998	708,883
Israel Chemicals Ltd.	154,545	736,452
		1,445,335
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Taro Pharmaceutical Industries Ltd. *(a)	3,544	405,186
Teva Pharmaceutical Industries Ltd. ADR	241,571	7,771,339
		8,176,525
Real Estate 0.0%
Azrieli Group Ltd.	11,367	621,134
Software & Services 0.2%
Check Point Software Technologies Ltd. *	34,361	3,634,707
Mobileye N.V. *	54,411	3,444,216
Nice Ltd.	15,579	1,161,226
		8,240,149
Telecommunication Services 0.1%
Bezeq The Israeli Telecommunication Corp., Ltd.	580,013	860,756
		24,729,468

Italy 2.3%
Automobiles & Components 0.2%
Ferrari N.V.	32,207	3,389,129
Fiat Chrysler Automobiles N.V. *	291,461	3,514,540
		6,903,669
Banks 0.6%
Intesa Sanpaolo S.p.A.	3,380,707	11,637,839
Mediobanca S.p.A.	158,352	1,652,184
UniCredit S.p.A. *	535,679	10,528,203
		23,818,226
Capital Goods 0.2%
CNH Industrial N.V.	275,710	3,193,669
Leonardo S.p.A.	106,486	1,855,659
Prysmian S.p.A.	52,519	1,679,868
		6,729,196
Consumer Durables & Apparel 0.1%
Luxottica Group S.p.A.	45,572	2,630,833
Diversified Financials 0.0%
EXOR N.V.	27,867	1,668,859
Energy 0.4%
Eni S.p.A.	677,311	10,723,960
Saipem S.p.A. *	149,712	614,295
Snam S.p.A.	617,735	2,922,671
Tenaris S.A.	128,990	2,040,943
		16,301,869
Insurance 0.2%
Assicurazioni Generali S.p.A.	331,954	6,021,050
Poste Italiane S.p.A	150,533	1,108,110
UnipolSai Assicurazioni S.p.A.	246,112	568,956
		7,698,116
Media 0.0%
GEDI Gruppo Editoriale S.p.A. *	13,280	12,327
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Recordati S.p.A.	27,091	1,157,739
Telecommunication Services 0.1%
Telecom Italia S.p.A. *	3,000,857	3,087,312

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Transportation 0.1%
Atlantia S.p.A.	123,587	3,759,436
Utilities 0.4%
Enel S.p.A.	2,170,658	12,382,076
Terna — Rete Elettrica Nationale S.p.A.	372,277	2,126,729
		14,508,805
		88,276,387

Japan 23.0%
Automobiles & Components 2.7%
Aisin Seiki Co., Ltd.	45,400	2,360,300
Bridgestone Corp.	175,557	7,385,945
Denso Corp.	130,400	6,262,512
Honda Motor Co., Ltd.	463,539	12,975,313
Isuzu Motors Ltd.	145,300	1,992,382
Koito Manufacturing Co., Ltd.	28,800	1,682,384
Mazda Motor Corp.	151,000	2,269,951
Mitsubishi Motors Corp.	176,800	1,275,364
NGK Spark Plug Co., Ltd.	46,900	946,882
Nissan Motor Co., Ltd.	610,896	6,065,743
NOK Corp.	27,900	638,632
Stanley Electric Co., Ltd.	38,100	1,258,592
Subaru Corp.	164,800	5,945,496
Sumitomo Electric Industries Ltd.	202,200	3,268,452
Sumitomo Rubber Industries Ltd.	51,000	884,349
Suzuki Motor Corp.	89,900	4,261,379
The Yokohama Rubber Co., Ltd.	33,400	672,599
Toyoda Gosei Co., Ltd.	17,100	403,466
Toyota Industries Corp.	43,200	2,317,762
Toyota Motor Corp.	697,803	39,328,064
Yamaha Motor Co., Ltd.	76,300	1,916,316
		104,111,883
Banks 1.8%
Aozora Bank Ltd.	296,000	1,137,543
Concordia Financial Group Ltd.	311,900	1,572,817
Fukuoka Financial Group, Inc.	218,000	1,005,052
Japan Post Bank Co., Ltd.	100,900	1,295,978
Kyushu Financial Group, Inc.	99,400	623,708
Mebuki Financial Group, Inc.	270,880	1,042,758
Mitsubishi UFJ Financial Group, Inc.	3,257,709	20,667,264
Mizuho Financial Group, Inc.	6,455,434	11,480,179
Resona Holdings, Inc.	582,300	2,999,811
Seven Bank Ltd.	149,400	591,229
Shinsei Bank Ltd.	397,000	654,356
Sumitomo Mitsui Financial Group, Inc.	358,646	13,838,636
Sumitomo Mitsui Trust Holdings, Inc.	88,000	3,231,627
Suruga Bank Ltd.	44,300	1,068,246
The Bank of Kyoto Ltd.	77,000	738,054
The Chiba Bank Ltd.	195,000	1,399,018
The Chugoku Bank Ltd.	43,400	629,091
The Hachijuni Bank Ltd.	95,000	603,141
The Hiroshima Bank Ltd.	116,000	495,872
The Shizuoka Bank Ltd.	132,000	1,177,702
Yamaguchi Financial Group, Inc.	50,000	588,491
		66,840,573
Capital Goods 3.2%
Amada Holdings Co., Ltd.	86,000	982,215
Asahi Glass Co., Ltd.	53,000	2,230,741
Daikin Industries Ltd.	65,900	6,977,050
FANUC Corp.	52,400	10,713,427
Fuji Electric Co., Ltd.	140,000	770,807
Hino Motors Ltd.	61,600	725,013
Hitachi Construction Machinery Co., Ltd.	30,000	858,814
Security	Number of Shares	Value ($)
Hoshizaki Corp.	14,000	1,355,152
IHI Corp. *	404,000	1,331,562
ITOCHU Corp.	399,400	6,263,193
JGC Corp.	57,300	917,895
JTEKT Corp.	68,100	969,317
Kajima Corp.	238,000	2,075,274
Kawasaki Heavy Industries Ltd.	429,000	1,365,892
Keihan Holdings Co., Ltd.	115,000	744,025
Komatsu Ltd.	246,009	6,597,354
Kubota Corp.	284,500	4,940,370
Kurita Water Industries Ltd.	25,000	711,259
LIXIL Group Corp.	72,200	1,858,083
Mabuchi Motor Co., Ltd.	14,500	764,150
Makita Corp.	57,600	2,253,052
Marubeni Corp.	424,600	2,813,602
Minebea Mitsumi, Inc.	101,200	1,667,301
MISUMI Group, Inc.	76,100	1,887,265
Mitsubishi Corp.	399,400	8,671,857
Mitsubishi Electric Corp.	516,500	7,995,776
Mitsubishi Heavy Industries Ltd.	837,000	3,327,788
Mitsui & Co., Ltd.	454,400	6,607,331
Nabtesco Corp.	28,000	909,005
NGK Insulators Ltd.	71,400	1,435,871
Nidec Corp.	63,700	7,019,056
NSK Ltd.	98,500	1,269,691
Obayashi Corp.	172,800	2,080,626
Seibu Holdings, Inc.	50,100	873,979
Shimizu Corp.	140,000	1,479,238
SMC Corp.	16,000	5,086,515
Sumitomo Corp.	310,300	4,194,266
Sumitomo Heavy Industries Ltd.	146,000	1,064,401
Taisei Corp.	276,000	2,641,880
THK Co., Ltd.	33,000	1,007,613
Toshiba Corp. *	1,063,178	2,412,386
TOTO Ltd.	36,300	1,460,763
Toyota Tsusho Corp.	55,800	1,793,860
		123,104,715
Commercial & Professional Services 0.4%
Dai Nippon Printing Co., Ltd.	132,000	1,455,979
Park24 Co., Ltd.	31,400	794,664
Recruit Holdings Co., Ltd.	296,100	5,125,395
Secom Co., Ltd.	54,600	4,096,525
Sohgo Security Services Co., Ltd.	17,100	724,850
Toppan Printing Co., Ltd.	142,000	1,500,614
		13,698,027
Consumer Durables & Apparel 1.1%
Asics Corp.	47,000	854,349
Bandai Namco Holdings, Inc.	52,900	1,838,981
Casio Computer Co., Ltd.	49,300	807,554
Iida Group Holdings Co., Ltd.	37,800	645,850
Nikon Corp.	93,200	1,642,162
Panasonic Corp.	587,612	8,093,346
Rinnai Corp.	8,500	793,541
Sankyo Co., Ltd.	10,600	347,917
Sega Sammy Holdings, Inc.	49,800	671,938
Sekisui Chemical Co., Ltd.	107,900	1,987,555
Sekisui House Ltd.	157,300	2,722,892
Sharp Corp. *(a)	401,000	1,411,597
Shimano, Inc.	19,900	2,917,546
Sony Corp.	338,300	13,898,823
Yamaha Corp.	45,700	1,616,098
		40,250,149
Consumer Services 0.1%
Benesse Holdings, Inc.	19,400	742,474
McDonald's Holdings Co., Ltd.	19,800	804,579
Oriental Land Co., Ltd.	57,200	4,146,460
		5,693,513

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Diversified Financials 0.5%
Acom Co., Ltd. *	88,800	378,169
AEON Financial Service Co., Ltd.	33,100	720,426
Credit Saison Co., Ltd.	43,500	837,874
Daiwa Securities Group, Inc.	434,000	2,499,539
Japan Exchange Group, Inc.	140,600	2,523,391
Mitsubishi UFJ Lease & Finance Co., Ltd.	123,600	658,427
Nomura Holdings, Inc.	972,300	5,776,649
ORIX Corp.	352,700	5,596,792
SBI Holdings, Inc.	48,290	690,864
		19,682,131
Energy 0.2%
Idemitsu Kosan Co., Ltd.	36,100	876,201
Inpex Corp.	258,100	2,511,709
JXTG Holdings, Inc.	822,800	3,657,366
Showa Shell Sekiyu K.K.	49,300	537,013
		7,582,289
Food & Staples Retailing 0.4%
Aeon Co., Ltd.	161,200	2,428,962
FamilyMart UNY Holdings Co., Ltd.	21,300	1,192,939
Lawson, Inc.	14,600	993,943
Seven & i Holdings Co., Ltd.	198,703	8,008,655
Sundrug Co., Ltd.	22,100	823,276
Tsuruha Holdings, Inc.	10,100	1,059,705
		14,507,480
Food, Beverage & Tobacco 1.0%
Ajinomoto Co., Inc.	147,300	2,962,610
Asahi Group Holdings Ltd.	102,400	4,173,951
Calbee, Inc.	20,700	858,179
Coca-Cola Bottlers Japan, Inc.	32,600	983,277
Japan Tobacco, Inc.	293,000	10,181,494
Kikkoman Corp.	41,000	1,255,722
Kirin Holdings Co., Ltd.	237,100	5,221,832
MEIJI Holdings Co., Ltd.	31,900	2,542,219
NH Foods Ltd.	45,000	1,331,068
Nisshin Seifun Group, Inc.	49,400	811,216
Nissin Foods Holdings Co., Ltd.	15,200	954,936
Suntory Beverage & Food Ltd.	38,200	1,872,542
Toyo Suisan Kaisha Ltd.	22,800	828,327
Yakult Honsha Co., Ltd.	23,100	1,574,162
Yamazaki Baking Co., Ltd.	32,000	641,940
		36,193,475
Health Care Equipment & Services 0.5%
Alfresa Holdings Corp.	51,900	955,175
CYBERDYNE, Inc. *(a)	20,425	277,921
Hoya Corp.	106,207	5,988,684
M3, Inc.	55,700	1,502,511
Medipal Holdings Corp.	43,300	792,366
Miraca Holdings, Inc.	14,800	675,359
Olympus Corp.	75,900	2,754,920
Suzuken Co., Ltd.	19,500	651,240
Sysmex Corp.	43,600	2,495,890
Terumo Corp.	85,200	3,221,411
		19,315,477
Household & Personal Products 0.4%
Kao Corp.	132,219	8,050,091
Kose Corp.	8,000	890,252
Lion Corp.	58,000	1,241,501
Pola Orbis Holdings, Inc.	21,200	588,159
Shiseido Co., Ltd.	101,100	3,571,195
Unicharm Corp.	107,100	2,747,913
		17,089,111
Security	Number of Shares	Value ($)
Insurance 0.7%
Dai-ichi Life Holdings, Inc.	283,800	4,902,357
Japan Post Holdings Co., Ltd.	117,300	1,478,540
MS&AD Insurance Group Holdings, Inc.	128,462	4,505,749
Sompo Holdings, Inc.	93,800	3,679,042
Sony Financial Holdings, Inc.	51,100	883,419
T&D Holdings, Inc.	147,800	2,180,310
Tokio Marine Holdings, Inc.	182,399	7,670,471
		25,299,888
Materials 1.5%
Air Water, Inc.	44,100	853,826
Asahi Kasei Corp.	341,000	3,894,197
Daicel Corp.	72,300	939,763
Hitachi Chemical Co., Ltd.	28,300	804,562
Hitachi Metals Ltd.	55,800	776,629
JFE Holdings, Inc.	134,500	2,594,303
JSR Corp.	49,900	879,338
Kaneka Corp.	72,000	576,948
Kansai Paint Co., Ltd.	55,200	1,262,625
Kobe Steel Ltd. *	83,900	1,049,422
Kuraray Co., Ltd.	97,900	1,903,316
Maruichi Steel Tube Ltd.	13,300	410,490
Mitsubishi Chemical Holdings Corp.	376,800	3,154,667
Mitsubishi Gas Chemical Co., Inc.	51,500	1,188,187
Mitsubishi Materials Corp.	27,200	913,760
Mitsui Chemicals, Inc.	256,000	1,454,367
Nippon Paint Holdings Co., Ltd.	45,200	1,737,973
Nippon Steel & Sumitomo Metal Corp.	204,041	5,008,778
Nissan Chemical Industries Ltd.	30,700	1,019,113
Nitto Denko Corp.	44,400	3,959,104
Oji Holdings Corp.	242,000	1,241,087
Shin-Etsu Chemical Co., Ltd.	103,760	9,490,402
Sumitomo Chemical Co., Ltd.	410,000	2,396,089
Sumitomo Metal Mining Co., Ltd.	133,000	2,008,656
Taiheiyo Cement Corp.	337,000	1,264,518
Taiyo Nippon Sanso Corp.	27,900	322,439
Teijin Ltd.	48,200	966,380
Toray Industries, Inc.	397,000	3,584,878
Tosoh Corp.	156,000	1,847,060
Toyo Seikan Group Holdings Ltd.	40,600	665,529
		58,168,406
Media 0.1%
Dentsu, Inc.	57,100	2,669,865
Hakuhodo DY Holdings, Inc.	66,500	933,312
Toho Co., Ltd.	29,100	1,048,689
		4,651,866
Pharmaceuticals, Biotechnology & Life Sciences 1.2%
Astellas Pharma, Inc.	583,950	7,436,910
Chugai Pharmaceutical Co., Ltd.	57,900	2,322,026
Daiichi Sankyo Co., Ltd.	148,600	3,240,826
Eisai Co., Ltd.	69,900	3,746,048
Hisamitsu Pharmaceutical Co., Inc.	18,400	862,596
Kyowa Hakko Kirin Co., Ltd.	72,000	1,303,937
Mitsubishi Tanabe Pharma Corp.	59,000	1,404,535
Ono Pharmaceutical Co., Ltd.	107,400	2,349,453
Otsuka Holdings Co., Ltd.	106,700	4,698,987
Santen Pharmaceutical Co., Ltd.	104,000	1,465,191
Shionogi & Co., Ltd.	78,900	4,212,477
Sumitomo Dainippon Pharma Co., Ltd.	41,500	581,330
Taisho Pharmaceutical Holdings Co., Ltd.	8,600	644,248
Takeda Pharmaceutical Co., Ltd.	190,300	10,052,945
		44,321,509

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Real Estate 1.0%
Aeon Mall Co., Ltd.	27,400	521,862
Daito Trust Construction Co., Ltd.	19,400	3,279,053
Daiwa House Industry Co., Ltd.	150,400	5,246,159
Daiwa House REIT Investment Corp.	352	872,430
Hulic Co., Ltd.	82,600	872,141
Japan Prime Realty Investment Corp.	246	924,913
Japan Real Estate Investment Corp.	340	1,785,659
Japan Retail Fund Investment Corp.	720	1,375,244
Mitsubishi Estate Co., Ltd.	331,502	6,027,686
Mitsui Fudosan Co., Ltd.	240,777	5,525,888
Nippon Building Fund, Inc.	343	1,851,195
Nippon Prologis REIT, Inc.	396	835,065
Nomura Real Estate Holdings, Inc.	31,300	620,402
Nomura Real Estate Master Fund, Inc.	955	1,353,953
Sumitomo Realty & Development Co., Ltd.	99,000	2,996,961
Tokyo Tatemono Co., Ltd.	64,500	877,628
Tokyu Fudosan Holdings Corp.	132,900	797,210
United Urban Investment Corp.	783	1,167,628
		36,931,077
Retailing 0.6%
ABC-Mart, Inc.	8,180	466,432
Don Quijote Holdings Co., Ltd.	32,800	1,191,257
Fast Retailing Co., Ltd.	14,100	4,230,690
Hikari Tsushin, Inc.	5,100	556,916
Isetan Mitsukoshi Holdings Ltd.	85,700	835,158
J. Front Retailing Co., Ltd.	59,500	850,392
Marui Group Co., Ltd.	52,300	711,268
Nitori Holdings Co., Ltd.	22,000	3,104,693
Rakuten, Inc.	251,020	3,066,255
Ryohin Keikaku Co., Ltd.	6,400	1,636,117
Shimamura Co., Ltd.	5,400	671,453
Start Today Co., Ltd.	48,300	1,362,869
Takashimaya Co., Ltd.	81,000	740,976
USS Co., Ltd.	60,600	1,224,198
Yamada Denki Co., Ltd.	173,800	928,239
		21,576,913
Semiconductors & Semiconductor Equipment 0.2%
Disco Corp.	7,500	1,329,256
Rohm Co., Ltd.	24,600	1,901,300
Tokyo Electron Ltd.	41,400	5,822,400
		9,052,956
Software & Services 0.7%
Dena Co., Ltd.	25,700	564,606
Fujitsu Ltd.	545,000	4,058,467
Kakaku.com, Inc.	38,400	542,546
Konami Holdings Corp.	24,600	1,282,986
LINE Corp. *(a)	10,700	393,369
Mixi, Inc.	13,100	719,971
Nexon Co., Ltd. *	52,100	1,082,870
Nintendo Co., Ltd.	30,039	10,201,679
Nomura Research Institute Ltd.	36,900	1,381,291
NTT Data Corp.	171,500	1,868,126
Obic Co., Ltd.	18,400	1,150,339
Oracle Corp., Japan	9,600	645,262
Otsuka Corp.	13,300	871,244
Trend Micro, Inc.	32,400	1,620,397
Yahoo Japan Corp.	394,300	1,784,575
		28,167,728
Technology Hardware & Equipment 1.9%
Alps Electric Co., Ltd.	54,200	1,473,873
Brother Industries Ltd.	61,700	1,574,243
Canon, Inc.	285,795	9,943,045
FUJIFILM Holdings Corp.	107,511	3,951,927
Security	Number of Shares	Value ($)
Hamamatsu Photonics K.K.	39,100	1,242,854
Hirose Electric Co., Ltd.	8,185	1,114,536
Hitachi High-Technologies Corp.	20,500	754,582
Hitachi Ltd.	1,297,079	8,923,663
Keyence Corp.	26,200	12,102,151
Konica Minolta, Inc.	128,600	1,065,219
Kyocera Corp.	87,300	5,303,478
Murata Manufacturing Co., Ltd.	51,274	7,976,663
NEC Corp.	746,000	2,027,959
Nippon Electric Glass Co., Ltd.	22,800	807,106
Omron Corp.	50,100	2,499,593
Ricoh Co., Ltd.	194,500	1,828,789
Seiko Epson Corp.	70,400	1,853,100
Shimadzu Corp.	64,000	1,260,156
TDK Corp.	35,100	2,522,689
Yaskawa Electric Corp.	70,500	1,890,053
Yokogawa Electric Corp.	60,900	1,024,942
		71,140,621
Telecommunication Services 1.3%
KDDI Corp.	494,800	13,110,704
Nippon Telegraph & Telephone Corp.	186,156	9,110,138
NTT DOCOMO, Inc.	370,400	8,601,427
SoftBank Group Corp.	222,300	17,916,834
		48,739,103
Transportation 1.1%
ANA Holdings, Inc.	293,000	1,005,916
Central Japan Railway Co.	38,400	6,179,595
East Japan Railway Co.	87,160	8,174,065
Hankyu Hanshin Holdings, Inc.	68,900	2,459,143
Japan Airlines Co., Ltd.	33,100	1,069,442
Japan Airport Terminal Co., Ltd.	12,900	478,160
Kamigumi Co., Ltd.	68,000	728,762
Keikyu Corp.	126,000	1,462,312
Keio Corp.	157,000	1,314,765
Keisei Electric Railway Co., Ltd.	38,300	1,048,083
Kintetsu Group Holdings Co., Ltd.	486,000	1,863,679
Kyushu Railway Co.	41,600	1,371,373
Mitsui O.S.K. Lines Ltd.	335,000	1,042,611
Nagoya Railroad Co., Ltd.	313,000	1,435,411
Nippon Express Co., Ltd.	213,000	1,360,178
Nippon Yusen K.K. *	383,000	731,144
Odakyu Electric Railway Co., Ltd.	78,300	1,551,008
Tobu Railway Co., Ltd.	254,000	1,344,893
Tokyu Corp.	135,000	1,986,521
West Japan Railway Co.	43,200	3,100,861
Yamato Holdings Co., Ltd.	90,900	1,824,574
		41,532,496
Utilities 0.4%
Chubu Electric Power Co., Inc.	176,200	2,315,261
Electric Power Development Co., Ltd.	40,700	1,031,240
Kyushu Electric Power Co., Inc.	118,900	1,408,025
Osaka Gas Co., Ltd.	485,000	1,942,484
The Chugoku Electric Power Co., Inc.	70,100	768,502
The Kansai Electric Power Co., Inc.	188,700	2,533,695
Toho Gas Co., Ltd.	130,000	880,982
Tohoku Electric Power Co., Inc.	124,400	1,694,676
Tokyo Electric Power Co. Holdings, Inc. *	388,290	1,647,006
Tokyo Gas Co., Ltd.	514,201	2,728,261
		16,950,132
		874,601,518

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Netherlands 3.6%
Banks 0.6%
ABN AMRO Group N.V. CVA	101,880	2,879,663
ING Groep N.V.	1,031,774	19,277,495
		22,157,158
Capital Goods 0.3%
AerCap Holdings N.V. *	40,380	1,982,658
Boskalis Westminster N.V.	22,260	796,166
Koninklijke Philips N.V.	247,694	9,465,884
		12,244,708
Commercial & Professional Services 0.3%
Randstad Holding N.V.	32,943	1,986,323
RELX N.V.	262,095	5,505,149
Wolters Kluwer N.V.	81,834	3,639,439
		11,130,911
Energy 0.0%
Koninklijke Vopak N.V.	16,676	793,984
Food & Staples Retailing 0.2%
Koninklijke Ahold Delhaize N.V.	345,433	7,065,504
Food, Beverage & Tobacco 0.3%
Coca-Cola European Partners plc	56,343	2,445,459
Heineken Holding N.V.	26,392	2,592,731
Heineken N.V.	60,956	6,360,708
		11,398,898
Household & Personal Products 0.7%
Unilever N.V. CVA	434,781	25,337,998
Insurance 0.1%
Aegon N.V.	482,564	2,704,989
NN Group N.V.	78,451	3,179,922
		5,884,911
Materials 0.2%
Akzo Nobel N.V.	68,191	6,173,608
Koninklijke DSM N.V.	46,795	3,451,987
		9,625,595
Media 0.1%
Altice N.V., Class A *	110,681	2,726,897
Altice N.V., Class B *	20,970	518,074
		3,244,971
Semiconductors & Semiconductor Equipment 0.7%
ASML Holding N.V.	100,243	15,116,753
NXP Semiconductors N.V. *	92,580	10,214,351
		25,331,104
Software & Services 0.0%
Gemalto N.V.	23,007	1,172,004
Telecommunication Services 0.1%
Koninklijke KPN N.V.	942,341	3,417,256
		138,805,002

New Zealand 0.2%
Health Care Equipment & Services 0.0%
Ryman Healthcare Ltd.	97,507	645,869
Materials 0.0%
Fletcher Building Ltd.	171,142	1,027,356
Telecommunication Services 0.1%
Spark New Zealand Ltd.	485,051	1,366,201
Transportation 0.0%
Auckland International Airport Ltd.	241,551	1,262,826
Security	Number of Shares	Value ($)
Utilities 0.1%
Contact Energy Ltd.	213,532	859,817
Mercury NZ Ltd.	208,238	544,226
Meridian Energy Ltd.	316,280	684,168
		2,088,211
		6,390,463

Norway 0.7%
Banks 0.2%
DNB A.S.A.	263,349	5,173,355
Energy 0.2%
Statoil A.S.A.	308,132	5,791,056
Food, Beverage & Tobacco 0.1%
Marine Harvest A.S.A. *	98,944	1,844,661
Orkla A.S.A.	216,218	2,227,273
		4,071,934
Insurance 0.0%
Gjensidige Forsikring A.S.A.	49,099	849,771
Materials 0.1%
Norsk Hydro A.S.A.	364,823	2,354,036
Yara International A.S.A.	45,058	1,790,884
		4,144,920
Media 0.0%
Schibsted A.S.A., B Shares	20,539	480,637
Schibsted A.S.A., Class A	23,037	588,022
		1,068,659
Telecommunication Services 0.1%
Telenor A.S.A.	200,696	4,006,602
		25,106,297

Portugal 0.2%
Banks 0.0%
Banco Espirito Santo S.A. *(d)	470,491	—
Energy 0.1%
Galp Energia, SGPS, S.A.	140,604	2,252,548
Food & Staples Retailing 0.0%
Jeronimo Martins, SGPS, S.A.	68,968	1,356,485
Utilities 0.1%
EDP — Energias de Portugal S.A.	614,491	2,181,717
		5,790,750

Singapore 1.3%
Banks 0.6%
DBS Group Holdings Ltd.	472,046	7,530,842
Oversea-Chinese Banking Corp., Ltd.	846,771	7,092,010
United Overseas Bank Ltd.	349,733	6,188,734
		20,811,586
Capital Goods 0.1%
Keppel Corp., Ltd.	391,300	1,850,531
Sembcorp Industries Ltd.	260,600	620,635
Singapore Technologies Engineering Ltd.	442,400	1,230,152
Yangzijiang Shipbuilding Holdings Ltd.	625,000	652,154
		4,353,472
Consumer Services 0.0%
Genting Singapore plc	1,564,900	1,344,549
Diversified Financials 0.0%
Singapore Exchange Ltd.	226,900	1,266,400

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 0.1%
Golden Agri-Resources Ltd.	1,652,500	481,177
Wilmar International Ltd.	456,200	1,123,054
		1,604,231
Media 0.0%
Singapore Press Holdings Ltd.	451,000	968,282
Real Estate 0.2%
Ascendas Real Estate Investment Trust	646,500	1,287,057
CapitaLand Commercial Trust	452,900	574,553
CapitaLand Ltd.	703,300	1,913,212
CapitaLand Mall Trust	644,100	954,828
City Developments Ltd.	113,500	942,125
Global Logistic Properties Ltd.	686,600	1,675,736
Suntec Real Estate Investment Trust	570,100	799,241
UOL Group Ltd.	131,167	763,186
		8,909,938
Retailing 0.0%
Jardine Cycle & Carriage Ltd.	27,000	803,977
Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	2,183,337	6,391,135
StarHub Ltd.	129,000	259,820
		6,650,955
Transportation 0.1%
ComfortDelGro Corp., Ltd.	537,600	915,969
Hutchison Port Holdings Trust, Class U	1,611,200	764,841
SATS Ltd.	177,500	632,412
Singapore Airlines Ltd.	153,300	1,174,831
		3,488,053
		50,201,443

Spain 3.5%
Banks 1.5%
Banco Bilbao Vizcaya Argentaria S.A.	1,784,057	16,141,581
Banco De Sabadell S.A.	1,399,354	3,124,929
Banco Santander S.A.	4,276,905	29,117,886
Bankia S.A.	253,363	1,280,579
Bankinter S.A.	187,312	1,822,993
CaixaBank S.A.	973,185	5,068,974
		56,556,942
Capital Goods 0.2%
ACS Actividades de Construccion y Servicios S.A.	63,920	2,447,913
Ferrovial S.A.	140,435	3,028,454
Siemens Gamesa Renewable Energy S.A.	60,218	985,237
		6,461,604
Energy 0.2%
Enagas S.A.	59,610	1,684,757
Repsol S.A.	343,004	5,744,595
		7,429,352
Food & Staples Retailing 0.0%
Distribuidora Internacional de Alimentacion S.A. (a)	162,710	1,095,936
Insurance 0.0%
Mapfre S.A.	291,986	1,087,596
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Grifols S.A.	76,566	2,148,441
Retailing 0.3%
Industria de Diseno Textil S.A.	293,554	11,652,446
Security	Number of Shares	Value ($)
Software & Services 0.2%
Amadeus IT Group S.A.	117,295	7,219,964
Telecommunication Services 0.3%
Telefonica S.A.	1,211,162	13,713,951
Transportation 0.2%
Abertis Infraestructuras S.A.	188,711	3,720,864
Aena S.A.	17,819	3,482,687
International Consolidated Airlines Group S.A.	164,577	1,255,980
		8,459,531
Utilities 0.5%
Endesa S.A.	84,021	1,989,056
Gas Natural SDG S.A.	93,855	2,196,585
Iberdrola S.A.	1,583,569	12,483,174
Red Electrica Corp. S.A.	113,062	2,422,172
		19,090,987
		134,916,750

Sweden 2.8%
Banks 0.7%
Nordea Bank AB	819,926	10,345,726
Skandinaviska Enskilda Banken AB, A Shares	409,298	5,183,479
Svenska Handelsbanken AB, A Shares	406,624	6,052,234
Swedbank AB, A Shares	242,799	6,331,559
		27,912,998
Capital Goods 0.9%
Alfa Laval AB	80,689	1,802,074
Assa Abloy AB, Class B	263,862	5,652,700
Atlas Copco AB, A Shares	179,183	6,480,642
Atlas Copco AB, B Shares	105,415	3,413,956
Sandvik AB	300,038	4,728,178
Skanska AB, B Shares	88,290	2,006,250
SKF AB, B Shares	102,017	2,027,705
Volvo AB, B Shares	411,830	6,995,099
		33,106,604
Commercial & Professional Services 0.0%
Securitas AB, B Shares	85,001	1,415,551
Consumer Durables & Apparel 0.1%
Electrolux AB, B Shares	62,338	2,131,677
Husqvarna AB, B Shares	114,980	1,169,652
		3,301,329
Diversified Financials 0.3%
Industrivarden AB, C Shares	41,251	1,000,561
Investor AB, B Shares	121,131	5,744,627
Kinnevik AB, Class B	61,627	1,891,907
LE Lundbergfortagen AB, B Shares	10,512	827,414
		9,464,509
Energy 0.0%
Lundin Petroleum AB *	49,233	1,121,216
Food & Staples Retailing 0.0%
ICA Gruppen AB	19,005	761,512
Food, Beverage & Tobacco 0.1%
Swedish Match AB	50,944	1,791,870
Health Care Equipment & Services 0.0%
Getinge AB, B Shares	56,277	976,904
Household & Personal Products 0.1%
Essity AB, Class B *	164,336	4,764,926
Materials 0.1%
Boliden AB	75,622	2,374,080

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Retailing 0.2%
Hennes & Mauritz AB, B Shares	255,373	6,662,722
Technology Hardware & Equipment 0.2%
Hexagon AB, B Shares	67,898	3,354,925
Telefonaktiebolaget LM Ericsson, B Shares	809,279	5,237,984
		8,592,909
Telecommunication Services 0.1%
Millicom International Cellular S.A. SDR	17,764	1,113,119
Tele2 AB, B Shares	92,610	1,102,224
Telia Co. AB	689,377	3,240,664
		5,456,007
		107,703,137

Switzerland 8.4%
Capital Goods 0.6%
ABB Ltd.	530,671	12,431,669
Geberit AG	10,653	5,123,609
Schindler Holding AG	16,356	3,498,484
		21,053,762
Commercial & Professional Services 0.2%
Adecco Group AG	43,591	3,325,688
SGS S.A.	1,393	3,078,788
		6,404,476
Consumer Durables & Apparel 0.4%
Cie Financiere Richemont S.A.	139,186	11,832,217
The Swatch Group AG	16,240	1,250,870
The Swatch Group AG — Bearer Shares	8,165	3,239,548
		16,322,635
Diversified Financials 0.9%
Credit Suisse Group AG *	632,253	9,718,791
Julius Baer Group Ltd. *	59,760	3,382,835
Pargesa Holding S.A.	11,548	921,582
Partners Group Holding AG	4,659	3,024,474
UBS Group AG *	980,638	17,053,751
		34,101,433
Food, Beverage & Tobacco 1.9%
Barry Callebaut AG *	534	761,555
Chocoladefabriken Lindt & Spruengli AG	294	3,360,199
Nestle S.A.	831,317	70,171,056
		74,292,810
Health Care Equipment & Services 0.1%
Sonova Holding AG	13,942	2,261,270
Straumann Holding AG	2,518	1,421,960
		3,683,230
Insurance 0.7%
Baloise Holding AG	13,040	2,095,085
Swiss Life Holding AG *	8,262	3,015,238
Swiss Re AG	87,372	8,423,725
Zurich Insurance Group AG	40,448	12,327,722
		25,861,770
Materials 0.5%
EMS-Chemie Holding AG	2,075	1,443,823
Givaudan S.A.	2,460	4,894,434
LafargeHolcim Ltd. *	122,573	7,323,883
Sika AG	573	3,948,690
		17,610,830
Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 2.9%
Actelion Ltd. *	25,439	7,089,946
Lonza Group AG *	20,039	4,762,761
Novartis AG	595,861	50,754,078
Roche Holding AG	187,426	47,450,506
Vifor Pharma AG	12,709	1,356,606
		111,413,897
Real Estate 0.0%
Swiss Prime Site AG *	18,543	1,673,175
Retailing 0.0%
Dufry AG *	8,825	1,405,872
Telecommunication Services 0.1%
Swisscom AG	6,877	3,361,215
Transportation 0.1%
Kuehne & Nagel International AG	14,309	2,491,822
		319,676,927

United Kingdom 17.6%
Automobiles & Components 0.0%
GKN plc	438,934	1,862,114
Banks 2.5%
Barclays plc	4,538,437	12,168,690
HSBC Holdings plc	5,317,125	53,250,517
Lloyds Banking Group plc	19,072,803	16,489,147
Royal Bank of Scotland Group plc *	967,843	3,173,131
Standard Chartered plc *	874,102	9,770,946
		94,852,431
Capital Goods 0.8%
Ashtead Group plc	133,017	2,857,778
BAE Systems plc	850,790	6,750,022
Bunzl plc	93,336	2,818,152
Cobham plc	654,953	1,146,721
DCC plc	22,861	2,009,766
IMI plc	72,442	1,150,406
Meggitt plc	207,353	1,376,256
Rolls-Royce Holdings plc *	440,238	5,158,233
Smiths Group plc	108,800	2,203,729
The Weir Group plc	55,366	1,340,108
Travis Perkins plc	67,586	1,353,637
Wolseley plc	68,196	4,071,838
		32,236,646
Commercial & Professional Services 0.5%
Babcock International Group plc	74,455	829,404
Capita plc	180,983	1,572,545
Experian plc	253,247	5,031,067
G4S plc	428,557	1,860,240
Intertek Group plc	44,349	2,515,712
RELX plc	292,588	6,372,942
		18,181,910
Consumer Durables & Apparel 0.3%
Barratt Developments plc	257,138	2,088,399
Burberry Group plc	117,766	2,656,503
Persimmon plc	84,575	2,794,436
Taylor Wimpey plc	879,957	2,210,100
The Berkeley Group Holdings plc	35,591	1,641,400
		11,390,838
Consumer Services 0.5%
Carnival plc	51,118	3,450,279
Compass Group plc	423,265	9,031,272
InterContinental Hotels Group plc	48,794	2,760,979
Merlin Entertainments plc	175,038	1,083,834
TUI AG	114,159	1,794,312
Whitbread plc	50,582	2,568,553
		20,689,229

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Diversified Financials 0.4%
3i Group plc	261,491	3,228,140
Aberdeen Asset Management plc	237,683	1,033,186
Hargreaves Lansdown plc	64,972	1,182,203
Investec plc	176,717	1,341,810
London Stock Exchange Group plc	83,500	4,133,823
Provident Financial plc	38,709	1,053,772
Schroders plc	30,843	1,401,566
		13,374,500
Energy 2.4%
BP plc	5,225,293	30,692,074
Petrofac Ltd.	60,315	356,387
Royal Dutch Shell plc, A Shares	1,175,893	33,208,893
Royal Dutch Shell plc, B Shares	1,003,928	28,599,607
		92,856,961
Food & Staples Retailing 0.2%
J. Sainsbury plc	439,851	1,421,141
Tesco plc *	2,214,754	5,090,644
WM Morrison Supermarkets plc	564,386	1,790,007
		8,301,792
Food, Beverage & Tobacco 2.0%
Associated British Foods plc	95,540	3,737,496
British American Tobacco plc	617,385	38,404,889
Coca-Cola HBC AG CDI *	46,186	1,396,345
Diageo plc	668,574	21,592,907
Imperial Brands plc	256,320	10,556,099
Tate & Lyle plc	123,305	1,093,365
		76,781,101
Health Care Equipment & Services 0.2%
ConvaTec Group plc *	303,411	1,243,796
Mediclinic International plc	100,138	978,121
Smith & Nephew plc	228,608	3,977,766
		6,199,683
Household & Personal Products 1.0%
Reckitt Benckiser Group plc	179,758	17,477,385
Unilever plc	344,440	19,644,348
		37,121,733
Insurance 1.2%
Admiral Group plc	55,664	1,518,512
Aviva plc	1,076,067	7,648,712
Direct Line Insurance Group plc	367,947	1,818,432
Legal & General Group plc	1,581,481	5,599,578
Old Mutual plc	1,360,651	3,529,095
Prudential plc	685,851	16,735,100
RSA Insurance Group plc	271,498	2,337,542
St. James's Place plc	138,547	2,225,391
Standard Life plc	543,023	3,125,693
		44,538,055
Materials 1.5%
Anglo American plc *	358,952	5,937,683
Antofagasta plc	103,519	1,292,748
BHP Billiton plc	565,709	10,315,143
Croda International plc	35,749	1,744,403
Fresnillo plc	54,397	1,103,942
Glencore plc *	3,269,901	14,424,823
Johnson Matthey plc	53,319	1,976,130
Mondi plc	94,027	2,476,618
Randgold Resources Ltd.	25,936	2,414,229
Rio Tinto plc	330,551	15,491,938
		57,177,657
Security	Number of Shares	Value ($)
Media 0.4%
ITV plc	993,869	2,272,783
Pearson plc	229,305	1,984,422
Sky plc	277,679	3,538,781
WPP plc	341,394	6,962,318
		14,758,304
Pharmaceuticals, Biotechnology & Life Sciences 1.6%
AstraZeneca plc	340,648	20,303,659
GlaxoSmithKline plc	1,310,200	26,082,107
Hikma Pharmaceuticals plc	33,976	632,452
Shire plc	241,103	13,478,238
		60,496,456
Real Estate 0.2%
Hammerson plc	208,256	1,578,281
Intu Properties plc	261,219	880,630
Land Securities Group plc	218,186	2,942,352
Segro plc	263,613	1,834,665
The British Land Co., plc	253,077	2,039,272
		9,275,200
Retailing 0.2%
Dixons Carphone plc	239,157	849,421
Kingfisher plc	633,788	2,459,577
Marks & Spencer Group plc	429,416	1,825,069
Next plc	38,124	1,987,230
		7,121,297
Software & Services 0.2%
Auto Trader Group plc	264,850	1,337,615
The Sage Group plc	279,754	2,487,844
Worldpay Group plc	524,881	2,561,319
		6,386,778
Telecommunication Services 0.8%
BT Group plc	2,250,586	9,313,593
Inmarsat plc	119,483	1,222,810
Vodafone Group plc	7,071,883	20,730,185
		31,266,588
Transportation 0.1%
easyJet plc	37,117	605,392
Royal Mail plc	243,512	1,294,844
		1,900,236
Utilities 0.6%
Centrica plc	1,439,100	3,769,967
National Grid plc	915,488	11,328,134
Severn Trent plc	63,466	1,876,524
SSE plc	271,312	4,937,441
United Utilities Group plc	180,841	2,143,056
		24,055,122
		670,824,631
Total Common Stock
(Cost $2,961,071,794)		3,755,861,396

Preferred Stock 0.6% of net assets

Germany 0.5%
Automobiles & Components 0.3%
Bayerische Motoren Werke AG	14,195	1,131,151
Porsche Automobil Holding SE	41,697	2,386,449
Schaeffler AG	39,555	551,488
Volkswagen AG	49,842	7,665,149
		11,734,237
Household & Personal Products 0.2%
Henkel AG & Co. KGaA	47,473	6,724,454

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Materials 0.0%
Fuchs Petrolub SE	20,460	1,214,616
		19,673,307

Italy 0.1%
Banks 0.0%
Intesa Sanpaolo S.p.A. — RSP	275,066	876,827
Telecommunication Services 0.1%
Telecom Italia S.p.A. — RSP	1,719,130	1,408,235
		2,285,062
Total Preferred Stock
(Cost $20,008,102)		21,958,369

Rights 0.0% of net assets

France 0.0%
Real Estate 0.0%
Gecina S.A. expires 08/02/17 *	10,487	31,136
Total Rights
(Cost $—)		31,136

Other Investment Company 0.1% of net assets

United States 0.1%
Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 0.89% (b)	4,209,591	4,209,591
Total Other Investment Company
(Cost $4,209,591)		4,209,591
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.4% of net assets

Time Deposits 0.4%
Barclays Capital, Inc.
U.S. Dollar
0.59%, 08/01/17 (c)	15,193,812	15,193,812
Brown Brothers Harriman
Danish Krone
(0.70%), 08/01/17 (c)	107,683	17,141
Hong Kong Dollar
0.01%, 08/01/17 (c)	40,756	5,218
Japanese Yen
(0.22%), 08/01/17 (c)	1,316,730	11,944
New Zealand Dollar
0.80%, 08/01/17 (c)	9,130	6,856
Norwegian Krone
0.07%, 08/01/17 (c)	32,030	4,074
Singapore Dollar
0.01%, 08/01/17 (c)	5,487	4,049
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Swedish Krone
(0.95%), 08/01/17 (c)	84,881	10,513
Swiss Franc
(1.45%), 08/01/17 (c)	848,730	877,739
Citibank
Euro
(0.56%), 08/01/17 (c)	452,936	536,186
Sumitomo Mitsui Banking Corp.
Great British Pound
0.05%, 08/01/17 (c)	324,242	427,805
Wells Fargo
Australian Dollar
0.58%, 08/01/17 (c)	51,457	41,166
Total Short-Term Investments
(Cost $17,136,503)		17,136,503

End of Investments.

At 07/31/17, the tax basis cost of the fund's investments was $3,034,048,974 and the unrealized appreciation and depreciation were $916,460,866 and ($151,312,845), respectively, with a net unrealized appreciation of $765,148,021.
At 07/31/17, the values of certain foreign securities held by the fund aggregating $3,722,933,789 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund's Board of Trustees.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $3,969,799.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

ADR –	American Depositary Receipt
CDI –	CHESS Depositary Interest
CVA –	Dutch Certificate
REIT –	Real Estate Investment Trust
RSP –	Risparmio (Convertible Savings Shares)
SDR –	Swedish Depositary Receipt
In addition to the above, the fund held the following at July 31, 2017:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
MSCI EAFE Index, e-mini, Long expires 09/15/17	317	30,731,565	182,698

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of July 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$—	$1,010,680,107	$—	$1,010,680,107
Germany [1]	—	333,565,279	—	333,565,279
Food & Staples Retailing	998,421	—	—	998,421
Hong Kong[1]	—	119,185,041	—	119,185,041
Consumer Services	1,322,898	9,385,108	—	10,708,006
Telecommunication Services	1,418,508	735,590	—	2,154,098
Ireland [1]	—	14,681,460	—	14,681,460
Banks	1,984,404	—	—	1,984,404
Israel [1]	—	7,452,038	—	7,452,038
Pharmaceuticals, Biotechnology & Life Sciences	8,176,525	—	—	8,176,525
Software & Services	7,078,923	1,161,226	—	8,240,149
Telecommunication Services	860,756	—	—	860,756
Italy [1]	—	87,118,648	—	87,118,648
Pharmaceuticals, Biotechnology & Life Sciences	1,157,739	—	—	1,157,739
Japan [1]	—	837,670,441	—	837,670,441
Real Estate	7,083,348	29,847,729	—	36,931,077
Netherlands [1]	—	101,229,190	—	101,229,190
Capital Goods	1,982,658	10,262,050	—	12,244,708
Semiconductors & Semiconductor Equipment	10,214,351	15,116,753	—	25,331,104
New Zealand[1]	—	3,656,383	—	3,656,383
Health Care Equipment & Services	645,869	—	—	645,869
Utilities	544,226	1,543,985	—	2,088,211
Norway [1]	—	24,037,638	—	24,037,638
Media	1,068,659	—	—	1,068,659
Portugal [1]	—	5,790,750	—	5,790,750
Banks	—	—	— *	—
Sweden [1]	—	102,938,211	—	102,938,211
Household & Personal Products	4,764,926	—	—	4,764,926
Switzerland [1]	—	243,710,942	—	243,710,942
Food, Beverage & Tobacco	1,520,073	72,772,737	—	74,292,810
Real Estate	1,673,175	—	—	1,673,175
United Kingdom[1]	—	632,388,302	—	632,388,302
Capital Goods	1,146,721	31,089,925	—	32,236,646
Health Care Equipment & Services	1,243,796	4,955,887	—	6,199,683
Preferred Stock[1]	—	21,958,369	—	21,958,369
Rights
France [1]	31,136	—	—	31,136
Other Investment Company[1]	4,209,591	—	—	4,209,591
Short-Term Investments[1]	—	17,136,503	—	17,136,503
Total	$59,126,703	$3,740,070,292	$—	$3,799,196,995
Other Financial Instruments
Futures Contracts[2]	$182,698	$—	$—	$182,698
*	Level 3 amount shown includes securities determined to have no value at July 31, 2017.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $30,789,508 and $13,338,248 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, for the period ended July 31, 2017. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. There were no transfers in or out of Level 3 during the period.

Schwab Equity Index Funds
Notes to Portfolio Holdings

Under procedures approved by the funds' Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the funds seek to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the funds’ portfolio holdings and the Net Asset Value (NAV) of the funds’ shares, and seek to help ensure that the prices at which the funds’ shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the funds and that of their comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs).
The three levels of the fair value hierarchy are as follows:
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and

Schwab Equity Index Funds
Notes to Portfolio Holdings (continued)

provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•   Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The funds may engage in certain transactions involving affiliates. For instance, a fund may own shares of The Charles Schwab Corporation (CSC) if that company is included in its index. Below is the summary of investment activities involving CSC shares owned by the funds during the report period:
Fund	Balance of Shares Held at 10/31/16	Gross Purchases	Gross Sales	Balance of Shares Held at 07/31/17	Market Value at 07/31/17	Realized Gains (Losses) 11/01/16 to 07/31/17	Dividends Received 11/01/16 to 07/31/17
Schwab S&P 500 Index Fund	1,480,381	118,500	—	1,598,881	$68,591,995	$—	$350,344
Schwab 1000 Index Fund	375,265	—	—	375,265	$16,098,868	$—	$86,311
Schwab Total Stock Market Index Fund	250,126	42,344	—	292,470	$12,546,963	$—	$61,880
REG87637JUL17

Item 2. Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Investments – Schwab 1000 Index Fund

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	September 13, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	September 13, 2017

By:	/s/ Mark Fischer
Mark Fischer
Chief Financial Officer

Date:	September 13, 2017